Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	Jan. 31, 2012	Jun. 30, 2011
Document and Entity Information
Entity Registrant Name	ECOLAB INC
Entity Central Index Key	0000031462
Document Type	10-K
Document Period End Date	Dec 31, 2011
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float			$ 13,036,575,000
Entity Common Stock, Shares Outstanding		291,269,964
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY

CONSOLIDATED STATEMENT OF INCOME (USD $) In Millions, except Per Share data, unless otherwise specified	1 Months Ended	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net sales (including special charges of $29.6 in 2011)	$ 193.4	$ 1,845.3	$ 1,736.1	$ 1,698.8	$ 1,518.3	$ 1,575.5	$ 1,561.9	$ 1,520.2	$ 1,432.1	$ 6,798.5	$ 6,089.7	$ 5,900.6
Operating expenses
Cost of sales (including special charges of $8.9 in 2011 and $12.6 in 2009)		966.5	877.9	860.8	770.4	783.7	763.4	750	716.7	3,475.6	3,013.8	2,978
Selling, general and administrative expenses		651.6	595.3	609.6	581.6	579.7	558.5	565.3	558.1	2,438.1	2,261.6	2,174.2
Special (gains) and charges		63	23.3	30.1	14.6	8.5	(5.1)	0.6	3.5	131	7.5	67.1
Operating income	13.8	164.2	239.6	198.3	151.7	203.6	245.1	204.3	153.8	753.8	806.8	681.3
Interest expense, net (including special charges of $1.5 in 2011)		34.4	13.2	13.1	13.5	14.2	14.9	15	15	74.2	59.1	61.2
Income before income taxes		129.8	226.4	185.2	138.2	189.4	230.2	189.3	138.8	679.6	747.7	620.1
Provision for income taxes		41	71.9	59	44.4	57.8	55.9	59.8	43.1	216.3	216.6	201.4
Net income including noncontrolling interest		88.8	154.5	126.2	93.8	131.6	174.3	129.5	95.7	463.3	531.1	418.7
Less: Net income attributable to noncontrolling interest		0.1	0.2	0.3	0.2	0.3	0.1	0.2	0.2	0.8	0.8	1.4
Net income attributable to Ecolab		$ 88.7	$ 154.3	$ 125.9	$ 93.6	$ 131.3	$ 174.2	$ 129.3	$ 95.5	$ 462.5	$ 530.3	$ 417.3
Earnings attributable to Ecolab per common share
Basic (in dollars per share)		$ 0.35	$ 0.67	$ 0.54	$ 0.4	$ 0.57	$ 0.75	$ 0.55	$ 0.41	$ 1.95	$ 2.27	$ 1.76
Diluted (in dollars per share)		$ 0.34	$ 0.65	$ 0.53	$ 0.4	$ 0.56	$ 0.74	$ 0.54	$ 0.4	$ 1.91	$ 2.23	$ 1.74
Dividends declared per common share (in dollars per share)										$ 0.725	$ 0.64	$ 0.575
Weighted-average common shares outstanding
Basic (in shares)		252.2	231.9	231.6	232	232.1	232.8	233.4	235.4	236.9	233.4	236.7
Diluted (in shares)		257.5	236.1	236.1	235.9	236.4	237	237.4	239	242.1	237.6	239.9

CONSOLIDATED STATEMENT OF INCOME (Parenthetical) (USD $) In Millions, unless otherwise specified	3 Months Ended			12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2009
CONSOLIDATED STATEMENT OF INCOME
Net sales, special charges	$ 29.6			$ 29.6
Cost of sales, special charges	3.6	4.5	0.8	8.9	12.6
Interest expense, special charges	$ 1.5			$ 1.5

CONSOLIDATED BALANCE SHEET (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Current assets
Cash and cash equivalents	$ 1,843.6		$ 242.3
Accounts receivable, net	2,095.3		999.6
Inventories	1,069.6		447.6
Deferred income taxes	164		78.9
Other current assets	223.5		101.5
Total current assets	5,396		1,869.9
Property, plant and equipment, net	2,295.4		1,148.3
Goodwill	5,855.3		1,329.3
Other intangible assets, net	4,275.2		282.5
Other assets	418.9		242.2
Total assets	18,240.8		4,872.2
Current liabilities
Short-term debt	1,023		189.2
Accounts payable	815.7		349.3
Compensation and benefits	497.2		308.1
Income taxes	81.7		36.7
Other current liabilities	748.7		441.5
Total current liabilities	3,166.3		1,324.8
Long-term debt	6,613.2		656.4
Postretirement health care and pension benefits	1,173.4		565.8
Other liabilities	1,546.8		192.2
Equity
Common stock	336.1	[1]	333.1	[1]
Additional paid-in capital	3,980.8		1,310.2
Retained earnings	3,559.9		3,279.1
Accumulated other comprehensive loss	(344.9)		(271.9)
Treasury stock	(1,865.2)		(2,521.3)
Total Ecolab shareholders' equity	5,666.7		2,129.2
Noncontrolling interest	74.4		3.8
Total equity	5,741.1		2,133
Total liabilities and equity	$ 18,240.8		$ 4,872.2

[1]	Common stock, 800.0 million shares authorized, $1.00 par value, 292.0 million shares outstanding at December 31, 2011; 400.0 million shares authorized, $1.00 par value, 232.5 million shares outstanding at December 31, 2010.

CONSOLIDATED BALANCE SHEET (Parenthetical) (USD $) In Millions, except Per Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CONSOLIDATED BALANCE SHEET
Common stock, shares authorized	800	400	400
Common stock, par value per share (in dollars per share)	$ 1	$ 1	$ 1
Common stock, shares outstanding	292	232.5

CONSOLIDATED STATEMENT OF CASH FLOWS (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
OPERATING ACTIVITIES
Net income including noncontrolling interest	$ 463.3	$ 531.1	$ 418.7
Adjustments to reconcile net income including noncontrolling interest to cash provided by operating activities:
Depreciation and amortization	395.7	347.9	334.3
Deferred income taxes	41.7	(31.1)	88.1
Share-based compensation expense	39.9	29.2	37.3
Excess tax benefits from share-based payment arrangements	(13.7)	(16.9)	(7.7)
Pension and postretirement plan contributions	(156.6)	(46.6)	(263.7)
Pension and postretirement plan expense	83.1	90.8	82
Restructuring, net of cash paid	49.5		22.4
Business write-downs and closures			2.4
Other, net	8.9	1.8	12.9
Changes in operating assets and liabilities, net of effect of acquisitions:
Accounts receivable	(106)	(39.3)	45.1
Inventories	(36.1)	18.6	13
Other assets	(60.2)	42.4	(30.7)
Accounts payable	60.9	6.8	(25.1)
Other liabilities	(84.9)	15.7	(34)
Cash provided by operating activities	685.5	950.4	695
INVESTING ACTIVITIES
Capital expenditures	(341.7)	(260.5)	(252.5)
Capitalized software expenditures	(24.3)	(37.2)	(44.8)
Property and other assets sold	3	2.6	11.7
Businesses acquired and investments in affiliates, net of cash acquired	(1,633.2)	(43.4)	(14.4)
Sale of businesses		16	0.7
Receipt from indemnification escrow		21
Deposit into indemnification escrow	(28.1)	(2.1)
Cash used for investing activities	(2,024.3)	(303.6)	(299.3)
FINANCING ACTIVITIES
Net issuances (repayments) of commercial paper and notes payable	907.1	(66.6)	(244)
Long-term debt borrowings	4,238.7
Long-term debt repayments	(1,420.4)	(7.4)	(6.4)
Reacquired shares	(690)	(348.8)	(68.8)
Cash dividends paid on common stock	(162.9)	(145.5)	(132.7)
Exercise of employee stock options	89	89.2	46.4
Excess tax benefits from share-based payment arrangements	13.7	16.9	7.7
Deferred financing costs	(41.4)
Cash provided by (used for) financing activities	2,933.8	(462.2)	(397.8)
Effect of exchange rate changes on cash and cash equivalents	6.3	(15.9)	9
Increase in cash and cash equivalents	1,601.3	168.7	6.9
Cash and cash equivalents, beginning of year	242.3	73.6	66.7
Cash and cash equivalents, end of year	1,843.6	242.3	73.6
SUPPLEMENTAL CASH FLOW INFORMATION
Income taxes paid	224.2	209.6	143.5
Interest paid	$ 71.1	$ 63.3	$ 66.4

CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME AND EQUITY (USD $) In Millions, except Share data, unless otherwise specified	Total	TOTAL ECOLAB SHAREHOLDERS' EQUITY	COMMON STOCK	ADDITIONAL PAID-IN CAPITAL	RETAINED EARNINGS	ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)	TREASURY STOCK	NON-CONTROLLING INTEREST	COMPREHENSIVE INCOME
Balance at Dec. 31, 2008	$ 1,579	$ 1,571.6	$ 328	$ 1,090.5	$ 2,617	$ (359.1)	$ (2,104.8)	$ 7.4
Shares, beginning of year at Dec. 31, 2008			327,953,382				(91,773,833)
Increase (Decrease) in Stockholders' Equity
Net income	418.7	417.3			417.3			1.4	418.7
Cumulative translation adjustment	199.6	199.3				199.3		0.3	199.6
Derivative instruments	(12)	(12)				(12)			(12)
Unrealized gains (losses) on securities	0.4	0.3				0.3		0.1	0.4
Pension and postretirement benefits	(61.4)	(61.4)				(61.4)			(61.4)
Total comprehensive income	545.3	543.5						1.8	545.3
Distributions to noncontrolling interests	(0.3)							(0.3)
Purchase of shares from noncontrolling interest	(0.2)							(0.2)
Cash dividends declared	(136.2)	(136.2)			(136.2)
Stock options and awards	90.8	90.8	1.8	88.8			0.2
Stock options (in shares)			1,872,268				56,810
Stock awards, net issuances (in shares)							27,342
Reacquired shares	(68.8)	(68.8)					(68.8)
Reacquired shares (in shares)							(1,541,228)
Balance at Dec. 31, 2009	2,009.6	2,000.9	329.8	1,179.3	2,898.1	(232.9)	(2,173.4)	8.7
Shares, end of year at Dec. 31, 2009			329,825,650				(93,230,909)
Increase (Decrease) in Stockholders' Equity
Net income	531.1	530.3			530.3			0.8	531.1
Cumulative translation adjustment	(79.1)	(78.1)				(78.1)		(1)	(79.1)
Derivative instruments	0.2	0.2				0.2			0.2
Unrealized gains (losses) on securities	0.2	0.2				0.2			0.2
Pension and postretirement benefits	38.7	38.7				38.7			38.7
Total comprehensive income	491.1	491.3						(0.2)	491.1
Sale of noncontrolling interests	(4.7)							(4.7)
Cash dividends declared	(149.3)	(149.3)			(149.3)
Stock options and awards	135.1	135.1	3.3	130.9			0.9
Stock options (in shares)			3,315,760				98,332
Stock awards, net issuances (in shares)							112,080
Reacquired shares	(348.8)	(348.8)					(348.8)
Reacquired shares (in shares)							(7,608,162)
Balance at Dec. 31, 2010	2,133	2,129.2	333.1	1,310.2	3,279.1	(271.9)	(2,521.3)	3.8
Shares, end of year at Dec. 31, 2010	232,500,000		333,141,410				(100,628,659)
Increase (Decrease) in Stockholders' Equity
Net income	463.3	462.5			462.5			0.8	463.3
Cumulative translation adjustment	31.1	31.1				31.1			31.1
Derivative instruments	(10.5)	(10.5)				(10.5)			(10.5)
Unrealized gains (losses) on securities	0.3	0.3				0.3			0.3
Pension and postretirement benefits	(93.9)	(93.9)				(93.9)			(93.9)
Total comprehensive income	390.3	389.5						0.8	390.3
Cash dividends declared	(182.3)	(181.7)			(181.7)			(0.6)
Nalco merger	3,943.6	3,873.2		2,573.2			1,300	70.4
Nalco merger (in shares)							68,316,283
Stock options and awards	146.5	146.5	3	142.1			1.4
Stock options (in shares)			2,946,833				93,771
Stock awards, net issuances (in shares)							114,064
Reacquired shares	(690)	(690)		(44.7)			(645.3)
Reacquired shares (in shares)							(12,009,258)
Balance at Dec. 31, 2011	$ 5,741.1	$ 5,666.7	$ 336.1	$ 3,980.8	$ 3,559.9	$ (344.9)	$ (1,865.2)	$ 74.4
Shares, end of year at Dec. 31, 2011	292,000,000		336,088,243				(44,113,799)

NATURE OF BUSINESS	12 Months Ended
Dec. 31, 2011
NATURE OF BUSINESS
NATURE OF BUSINESS

1. NATURE OF BUSINESS

On December 1, 2011, Nalco Holding Company (“Nalco”) merged into a wholly-owned subsidiary of Ecolab Inc. (“Ecolab” or “the company”), creating the global leader in water, hygiene and energy technologies and services that provide and protect clean water, safe food, abundant energy and healthy environments. The combined company develops and markets premium programs, products and services for the hospitality, foodservice, healthcare, industrial and energy markets in more than 160 countries. The company’s cleaning and sanitizing programs and products, pest elimination services, and equipment maintenance and repair services support customers in the foodservice, food and beverage processing, hospitality, healthcare, government and education, retail, textile care, commercial facilities management and vehicle wash sectors. The company’s technologies, chemicals and services are also used in water treatment, pollution control, energy conservation, oil production and refining, steelmaking, papermaking, mining and other industrial processes.

SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
SIGNIFICANT ACCOUNTING POLICIES
SIGNIFICANT ACCOUNTING POLICIES

2. SIGNIFICANT ACCOUNTING POLICIES

Principles of Consolidation

The consolidated financial statements include the accounts of the company and all subsidiaries in which the company has a controlling financial interest. Investments in companies or partnerships in which the company does not have control, but has the ability to exercise significant influence over operating and financial policies, are reported using the equity method. International subsidiaries, including those acquired from Nalco, are included in the financial statements on the basis of their November 30 fiscal year-ends to facilitate the timely inclusion of such entities in the company’s consolidated financial reporting. All intercompany transactions and profits are eliminated in consolidation.

Use of Estimates

The preparation of the company’s financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from these estimates. The company’s critical accounting estimates include revenue recognition, valuation allowances and accrued liabilities, actuarially determined liabilities, share-based compensation, income taxes, long-lived assets, intangible assets and goodwill.

Foreign Currency Translation

Financial position and reported results of operations of the company’s international subsidiaries are measured using local currencies as the functional currency. Assets and liabilities of these operations are translated at the exchange rates in effect at each fiscal year end. The translation adjustments related to assets and liabilities that arise from the use of differing exchange rates from period to period are included in accumulated other comprehensive income (loss) in shareholders’ equity. Income statement accounts are translated at average rates of exchange prevailing during the year. The company evaluates its International operations based on fixed rates of exchange; however, the different exchange rates from period to period impact the amount of reported income from consolidated operations. The foreign currency fluctuations of any foreign subsidiaries that operate in highly inflationary environments are included in results of operations.

Concentration of Credit Risk

Credit risk represents the accounting loss that would be recognized at the reporting date if counterparties failed to perform as contracted. The company believes the likelihood of incurring material losses due to concentration of credit risk is remote. The principal financial instruments subject to credit risk are as follows:

Cash and Cash Equivalents - The company’s investment policy limits exposure to concentrations of credit risk and changes in market conditions.

Accounts Receivable - A large number of customers in diverse industries and geographies, as well as the practice of establishing reasonable credit lines, limits credit risk. Based on historical trends and experiences, the allowance for doubtful accounts is adequate to cover potential credit risk losses.

Foreign Currency Contracts and Derivatives - Exposure to credit risk is limited by internal policies and active monitoring of outstanding positions. In addition, the company selects a diversified group of major international banks and financial institutions as counterparties. The company does not anticipate nonperformance by any of these counterparties.

Cash and Cash Equivalents

Cash equivalents include highly-liquid investments with a maturity of three months or less when purchased.

Accounts Receivable and Allowance For Doubtful Accounts

Accounts receivable are carried at their face amounts less an allowance for doubtful accounts. Accounts receivable are recorded at the invoiced amount and generally do not bear interest. The company estimates the balance of allowance for doubtful accounts by analyzing accounts receivable balances by age and applying historical write-off and collection trend rates. The company’s estimates include separately providing for customer balances based on specific circumstances and credit conditions, and when it is deemed probable that the balance is uncollectible. Account balances are charged off against the allowance when it is determined the receivable will not be recovered.

The company’s allowance for doubtful accounts balance includes an allowance for the expected return of products shipped and credits related to pricing or quantities shipped of approximately $12 million, $7 million and $10 million as of December 31, 2011, 2010 and 2009, respectively. Returns and credit activity is recorded directly to sales.

The following table summarizes the activity in the allowance for doubtful accounts:

MILLIONS	2011	2010	2009
Beginning balance	$45	$52	$44
Bad debt expense	15	18	27
Write-offs	(16)	(20)	(23)
Other(a)	5	(5)	4
Ending balance	$49	$45	$52

(a)   Other amounts are primarily the effects of changes in currency translations and the impact of allowance for returns and credits.

Inventory Valuations

Inventories are valued at the lower of cost or market. Certain U.S. inventory costs, including certain inventory acquired in the Nalco merger, are determined on a last-in, first-out (LIFO) basis. LIFO inventories represented 30% and 22% of consolidated inventories as of December 31, 2011 and 2010, respectively. All other inventory costs are determined using either the average cost or first-in, first-out (FIFO) methods.

Property, Plant and Equipment

Property, plant and equipment are stated at cost. Merchandising and customer equipment consists principally of various systems that dispense the company’s cleaning and sanitizing products, dishwashing machines and process control and monitoring equipment. The dispensing systems capitalized by legacy Ecolab are accounted for on a mass asset basis, whereby equipment is capitalized and depreciated as a group and written off when fully depreciated. The company capitalizes both internal and external costs of development or purchase of computer software for internal use. Costs incurred for data conversion, training and maintenance associated with capitalized software are expensed as incurred. Expenditures for major renewals and improvements, which significantly extend the useful lives of existing plant and equipment, are capitalized and depreciated. Expenditures for repairs and maintenance are charged to expense as incurred. Upon retirement or disposition of plant and equipment, the cost and related accumulated depreciation are removed from the accounts and any resulting gain or loss is recognized in income.

Depreciation is charged to operations using the straight-line method over the assets’ estimated useful lives ranging from 5 to 40 years for buildings and leasehold improvements, 3 to 18 years for machinery and equipment and 3 to 9 years for merchandising and customer equipment and capitalized software. Total depreciation expense was $331 million, $306 million and $290 million for 2011, 2010 and 2009, respectively.

Goodwill and Other Intangible Assets

Goodwill represents the excess of the purchase price over the fair value of identifiable net assets acquired. The company tests goodwill for impairment on an annual basis during the second quarter. The company’s reporting units are its operating units. If circumstances change significantly, the company would also test a reporting unit for impairment during interim periods between the annual tests. An impairment charge is recognized for the amount, if any, by which the carrying amount of goodwill exceeds its implied fair value. Fair values of reporting units are established using a discounted cash flow method. Where available and as appropriate, comparative market multiples are used to corroborate the results of the discounted cash flow method. Based on the company’s testing, there has been no impairment of goodwill during the three years ended December 31, 2011. There has been no impairment of goodwill since the adoption of FASB guidance for goodwill and other intangibles on January 1, 2002. The changes in the carrying amount of goodwill for each of the company’s reportable segments are as follows:

	U.S.	U.S.
	CLEANING &	OTHER	INTER-
MILLIONS	SANITIZING	SERVICES	NATIONAL	NALCO(b)	TOTAL
December 31, 2009	$446.8	$50.5	$916.8	—	$1,414.1
Business acquisitions(a)	7.6	—	0.7	—	8.3
Business disposals	—	—	(2.6)	—	(2.6)
Foreign currency translation	—	—	(90.5)	—	(90.5)
December 31, 2010	454.4	50.5	824.4	—	1,329.3

Business acquisitions(a)	89.2	—	5.1	$4,403.9	4,498.2
Foreign currency translation	—	—	27.8	—	27.8
December 31, 2011	$543.6	$50.5	$857.3	$4,403.9	$5,855.3

(a)  For 2011, $89.2 million of goodwill acquired is expected to be tax deductible. For 2010, goodwill acquired is not expected to be tax deductible.

(b)  The Nalco amount is presented in total as allocated amounts by segment are not currently available.

The merger with Nalco resulted in the addition of $4.4 billion of goodwill, which will ultimately be maintained in separate reporting units. Subsequent performance of these reporting units relative to projections used in the purchase price allocation could result in an impairment if there is either underperformance by the reporting unit or if the carrying value of the reporting unit were to fluctuate due to working capital changes or other reasons that did not proportionately increase fair value.

As part of the Nalco merger, the company added the “Nalco” trade name as an indefinite life intangible asset. The carrying value of this asset will be subject to impairment testing beginning in 2012.

Other intangible assets subject to amortization primarily include customer relationships, trademarks, patents and other technology. The fair value of identifiable intangible assets is estimated based upon discounted future cash flow projections and other acceptable valuation methods. Other intangible assets are amortized on a straight-line basis over their estimated economic lives. The weighted-average useful life of other intangible assets was 14 years as of December 31, 2011 and 13 years as of December 31, 2010.

The weighted-average useful life by type of amortizable asset at December 31, 2011 is as follows:

NUMBER OF YEAR

Customer relationships	15
Trademarks	17
Patents	14
Other technology	8

The straight-line method of amortization reflects an appropriate allocation of the cost of the intangible assets to earnings in proportion to the amount of economic benefits obtained by the company in each reporting period. The company evaluates the remaining useful life of its intangible assets that are being amortized each reporting period to determine whether events and circumstances warrant a change to the remaining period of amortization. If the estimate of an intangible asset’s remaining useful life is changed, the remaining carrying amount of the intangible asset will be amortized prospectively over that revised remaining useful life. Total amortization expense related to other intangible assets during the last three years and future estimated amortization is as follows:

MILLIONS

2009	$42
2010	41
2011	62
2012	238
2013	236
2014	225
2015	221
2016	217

The significant increase in future estimated amortization is due primarily to the amortizable intangible assets acquired through the Nalco merger.

Long-Lived Assets

The company periodically reviews its long-lived and amortizable intangible assets for impairment and assesses whether significant events or changes in business circumstances indicate that the carrying value of the assets may not be recoverable. An impairment loss may be recognized when the carrying amount of an asset exceeds the anticipated future undiscounted cash flows expected to result from the use of the asset and its eventual disposition. The amount of the impairment loss to be recorded, if any, is calculated by the excess of the asset’s carrying value over its fair value.

Asset Retirement Obligations

The fair value of a liability for an asset retirement obligation associated with the retirement of tangible long-lived assets is recognized in the period in which it is incurred if a reasonable estimate of fair value can be made. The liability is adjusted to its present value in subsequent periods as accretion expense is recorded. The corresponding asset retirement costs are capitalized as part of the carrying amount of the related long-lived asset and depreciated over the asset’s useful life. The company’s asset retirement obligation liability was $11.0 million and $3.4 million, respectively, at December 31, 2011 and 2010. The increase is primarily due to obligations assumed in the Nalco merger.

Income Taxes

Income taxes are recognized during the period in which transactions enter into the determination of financial statement income, with deferred income taxes being provided for the tax effect of temporary differences between the carrying amount of assets and liabilities and their tax bases. The company records a valuation allowance to reduce its deferred tax assets when uncertainty regarding their realizability exists. Deferred income taxes are provided on the undistributed earnings of foreign subsidiaries except to the extent such earnings are considered to be permanently reinvested in the subsidiary.

The company records liabilities for income tax uncertainties in accordance with the recognition and measurement criteria prescribed in authoritative guidance issued by the Financial Accounting Standards Board (“FASB”).

Revenue Recognition

The company recognizes revenue as services are performed or on product sales at the time evidence of an arrangement exists, title to the product and risk of loss transfers to the customer, the price is fixed and determinable and collection is reasonably assured. The company’s sales policies do not provide for general rights of return. The company records estimated reductions to revenue for customer programs and incentive offerings, including pricing arrangements, promotions and other volume-based incentives at the time the sale is recorded. The company also records estimated reserves for anticipated uncollectible accounts and for product returns and credits at the time of sale.

Share-Based Compensation

The company measures compensation expense for share-based awards at fair value at the date of grant and recognizes compensation expense over the service period for awards expected to vest. Grants to retirement eligible recipients (age 55 with required years of service) are attributed to expense using the non-substantive vesting method and are fully expensed over a six month period following the date of grant. In addition, the company includes a forfeiture estimate in the amount of compensation expense being recognized based on an estimate of the number of outstanding awards expected to vest.

Earnings Per Common Share

The computations of the basic and diluted earnings attributable to Ecolab per share amounts were as follows:

MILLIONS EXCEPT PER SHARE	2011	2010	2009
Net income attributable to Ecolab	$462.5	$530.3	$417.3
Weighted-average common shares outstanding
Basic	236.9	233.4	236.7
Effect of dilutive stock options, units and awards	5.2	4.2	3.2
Diluted	242.1	237.6	239.9
Earnings attributable to Ecolab per common share
Basic	$1.95	$2.27	$1.76
Diluted	$1.91	$2.23	$1.74
Anti-dilutive securities excluded from the computation of earnings per share	4.7	6.2	11.4

Comprehensive Income

Comprehensive income includes net income, foreign currency translation adjustments, unrecognized gains and losses on securities, defined benefit pension and postretirement plan adjustments, gains and losses on derivative instruments designated and effective as cash flow hedges and nonderivative instruments designated and effective as foreign currency net investment hedges that are charged or credited to the accumulated other comprehensive loss account in shareholders’ equity.

Derivative Instruments and Hedging

The company uses foreign currency forward contracts, interest rate swaps and foreign currency debt to manage risks generally associated with foreign exchange rates, interest rates and net investments in foreign operations. The company does not hold derivative financial instruments of a speculative nature or for trading purposes.

All of the company’s derivatives are recognized on the balance sheet at their fair value. The earnings impact resulting from the change in fair value of the derivative instruments is recorded in the same line item in the consolidated statement of income as the underlying exposure being hedged.

New Accounting Pronouncements

In May 2011, the FASB issued updated accounting guidance on fair value measurements. The updated guidance will result in common fair value measurement and disclosure requirements between U.S. GAAP and IFRS. This guidance is effective for fiscal years and interim periods beginning after December 15, 2011 and is not expected to have a material impact on the company’s consolidated financial statements.

In June 2011, and subsequently amended in December 2011, the FASB issued final guidance on the presentation of comprehensive income. Under the newly issued guidance, net income and comprehensive income may only be presented either as one continuous statement or in two separate, but consecutive statements. This guidance is effective for fiscal years and interim periods beginning after December 15, 2011. The company is currently evaluating the impact of adoption and will include the required disclosures upon adoption in the first quarter of 2012.

In September 2011, the FASB issued a final standard to enhance disclosures for multiemployer pension plans. Multiemployer pension plans allow for two or more unrelated employers to make contributions to one plan, and are commonly used by employers in unionized industries. The standard is intended to provide more information about an employer’s financial obligations to a multiemployer plan. This guidance is effective for fiscal years ending after December 15, 2011. The company has identified one plan that falls within the provisions of this guidance. The company adopted the guidance in the fourth quarter of 2011 and has included the required disclosures in Note 15.

Also in September 2011, the FASB amended its guidance on the testing of goodwill impairment to allow an entity the option to first assess qualitative factors to determine whether performing the current two-step process is necessary. Under the new option, the calculation of the reporting unit’s fair value is not required unless as a result of the qualitative assessment, it is more likely than not that the fair value of the reporting unit is less than the unit’s carrying amount. This guidance is effective for fiscal years and interim periods beginning after December 15, 2011, with early adoption permitted. Adoption of this guidance is not expected to have a material effect on the company’s consolidated financial statements.

In December 2011, the FASB issued a final standard on balance sheet offsetting disclosures. The standard requires disclosures to provide information to help reconcile differences in the offsetting requirements under U.S. GAAP and IFRS. This guidance is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The company is currently evaluating the impact of adoption.

No other new accounting pronouncements issued or effective have had or are expected to have a material impact on the company’s consolidated financial statements.

SPECIAL (GAINS) AND CHARGES	12 Months Ended
Dec. 31, 2011
SPECIAL (GAINS) AND CHARGES
SPECIAL (GAINS) AND CHARGES

3. SPECIAL (GAINS) AND CHARGES

Special (gains) and charges reported on the Consolidated Statement of Income included the following:

MILLIONS	2011	2010	2009

Net sales
Customer agreement modification	$29.6	$—	$—
Cost of sales
Restructuring charges	5.3	—	12.6
Recognition of Nalco inventory fair value step-up	3.6	—	—
Subtotal	8.9	—	12.6
Special (gains) and charges
Restructuring charges	69.0	—	59.9
Business structure and optimization	0.9	10.9	2.8
Nalco merger and integration charges	57.7	—	—
Cleantec acquisition integration charges	3.4	—	—
Gain on sale of investment	—	(5.9)	—
Venezuela currency devaluation	—	4.2	—
Other items	—	(1.7)	4.4
Subtotal	131.0	7.5	67.1
Interest expense, net
Nalco merger credit facility fees	1.5	—	—
Total special (gains) and charges	$171.0	$7.5	$79.7

For segment reporting purposes, special (gains) and charges are included in the Corporate segment, which is consistent with the company’s internal management reporting.

Restructuring charges

Restructuring charges have been included as a component of both cost of sales and special (gains) and charges on the Consolidated Statement of Income. Amounts included as a component of cost of sales include supply chain related severance. Restructuring liabilities have been classified as a component of other current liabilities on the Consolidated Balance Sheet.

Employee termination costs are largely based on policies and severance plans and include personnel reductions and related costs for severance, benefits and outplacement services. Asset disposals include leasehold improvement write-downs. Other charges include lease terminations.

2011 Restructuring Plan

Following the implementation of new business systems in Europe, in February 2011, the company commenced a comprehensive plan to substantially improve the efficiency and effectiveness of its European business, sharpen its competitiveness and accelerate its growth and profitability. Additionally, restructuring has been and will continue to be undertaken outside of Europe, the costs of which have not been and are not expected to be significant (collectively the “2011 Restructuring Plan”). Through the 2011 Restructuring Plan, approximately 900 positions are expected to be eliminated.

The company anticipates that pretax restructuring charges of approximately $150 million ($125 million after tax) will be incurred through 2013, as the 2011 Restructuring Plan continues to roll out. The company anticipates that approximately $125 million of the pre-tax charges will represent cash expenditures. The remaining $25 million of the pre-tax charges represent estimated asset disposals. No decisions have been made for any remaining asset disposals and estimates could vary depending on the actual actions taken.

As a result of activities undertaken through the 2011 Restructuring Plan, the company recorded restructuring charges of $68.1 million ($54.2 million after tax).

Restructuring charges and subsequent activity during 2011 related to the 2011 Restructuring Plan include the following:

	2011 Restructuring Plan
	EMPLOYEE
	TERMINATION	ASSET
MILLIONS	COSTS	DISPOSALS	OTHER	TOTAL
Recorded expense and accrual	$60.5	$0.5	$7.1	$68.1
Cash payments	(22.2)	—	(2.6)	(24.8)
Non-cash charges	—	(0.5)	—	(0.5)
Currency translation	(2.2)	—	—	(2.2)
Restructuring liability, December 31, 2011	$36.1	$—	$4.5	$40.6

Merger Restructuring Plan

Following the completion of the Nalco merger, in January 2012, the company formally commenced plans to undertake restructuring actions related to the reduction of its global workforce and optimization of its supply chain and office facilities, including planned reduction of plant and distribution center locations (the “Merger Restructuring Plan”).

The company expects that restructuring activities under the Merger Restructuring Plan will be completed by the end of 2013, with total cost through the end of 2013 anticipated to be approximately $180 million ($120 million after tax). The company anticipates that approximately $150 million of the pre-tax restructuring charges will represent cash expenditures. The remaining $30 million of the pretax charges represent estimated asset disposals. No decisions have been made for any remaining asset disposals and estimates could vary depending on the actual actions taken.

In anticipation of this Plan, a limited number of actions were taken in 2011, and as a result, the company recorded restructuring charges of $6.6 million ($4.1 million after tax). The liability related to this Plan as of December 31, 2011 was $6.3 million.

Nalco Restructuring Plan

Prior to the Nalco merger, Nalco conducted various restructuring programs to redesign and optimize its business and work processes (the “Nalco Restructuring Plan”). As part of the Nalco merger, Ecolab assumed the Nalco Restructuring Plan liability balance of $10.6 million, which was primarily related to accrued severance and termination benefits. As of December 31, 2011, the remaining liability balance related to the Nalco Restructuring Plan remained $10.6 million. The company expects minimal charges related to the run-out of this Plan.

2009 Restructuring Plan

As previously disclosed, in 2009, the company completed restructuring and other cost-saving actions in order to streamline operations and improve efficiency and effectiveness (the “2009 Restructuring Plan”). As a result of these actions, the company recorded restructuring charges of $72.5 million ($52.0 million after tax) during 2009. The 2009 Restructuring Plan was finalized and all actions, except for certain cash payments, were completed as of December 31, 2009. As of December 31, 2010, the remaining liability related to the 2009 Restructuring Plan was $2.8 million. A minimal amount remains as a liability related to the 2009 Restructuring Plan as of December 31, 2011.

Non-restructuring special (gains) and charges

As a result of the Nalco merger, during 2011, the company incurred charges of $62.8 million ($45.6 million after tax). Nalco merger charges have been included as a component of cost of sales, special (gains) and charges and interest expense, net on the Consolidated Statement of Income. Amounts included in cost of sales included recognition of fair value step-up in Nalco inventory. Amounts included in special (gains) and charges include merger and integration charges, closing costs and advisory fees. Amounts included in interest expense, net include fees to secure short-term credit facilities to initially fund the Nalco merger. Further details related to the Nalco merger are included in Note 4.

In the fourth quarter of 2011, the company modified a long-term customer agreement that was assumed as part of a previous acquisition. The impact of the modification was included in net sales on the Consolidated Statement of Income, resulting in a sales reduction of $29.6 million ($18.4 million after tax).

In the first quarter of 2011, the company completed the purchase of the assets of the Cleantec business of Campbell Brothers Ltd., Brisbane, Queensland, Australia (“Cleantec”). Special gains and charges in 2011 included acquisition integration costs incurred to optimize the Cleantec business structure. Further details related to the Cleantec acquisition are included in Note 4.

Special (gains) and charges in 2010 include costs to optimize the company’s business structures. In the third quarter of 2010, the company sold an investment in a small U.S. business and recognized a gain on the sale. The investment was not material to the company’s consolidated results of operations or financial position.

Beginning in 2010, Venezuela was designated hyper-inflationary and as such all foreign currency fluctuations are recorded in income. On January 8, 2010 the Venezuelan government devalued its currency, the Bolivar Fuerte. As a result of the devaluation, the company recorded a charge in the first quarter of 2010 due to the remeasurement of the local balance sheet using the “official” rate of exchange for the Bolivar Fuerte.

ACQUISITIONS AND DISPOSITIONS	12 Months Ended
Dec. 31, 2011
ACQUISITIONS AND DISPOSITIONS
ACQUISITIONS AND DISPOSITIONS

4. ACQUISITIONS AND DISPOSITIONS

Acquisitions

Ecolab makes acquisitions from time to time that the company feels align with strategic business objectives. In accordance with authoritative guidance on business combination accounting, the assets and liabilities of the acquired entities have been recorded as of the acquisition date, at their respective fair values, and consolidated with the company. The purchase price allocation is based on estimates of the fair value of assets acquired and liabilities assumed. The results of operations related to each acquired entity have been included in the results of the company from the date each entity was acquired. The aggregate purchase price of acquisitions has been reduced for any cash or cash equivalents acquired with the acquisition.

Nalco merger

On December 1, 2011, the company completed its merger with Nalco, the world’s leading water treatment and process improvement company. Based in Naperville, Illinois, Nalco offers water management sustainability services focused on industrial, energy and institutional market segments. Nalco’s programs and services are used in water treatment applications to prevent corrosion, contamination and the buildup of harmful deposits and extend asset life, among other functions, and in production processes to enhance process efficiency, extend asset life and improve customers’ end products. Nalco also helps customers reduce energy, water and other natural resource consumption, minimizing environmental releases. Effective with the Nalco merger, the company added Nalco’s three legacy operating units (Water Services, Paper Services and Energy Services) as individual reportable segments.

Under the terms of the merger agreement, each share of Nalco common stock issued and outstanding immediately prior to the effective time of the merger was converted into the right to receive, at the election of the stockholder, either 0.7005 shares of Ecolab common stock or $38.80 in cash, without interest, provided that approximately 70% of the issued and outstanding Nalco common stock immediately prior to the effective date was converted into the right to receive Ecolab common stock and approximately 30% of issued and outstanding shares of Nalco common stock immediately prior to the effective date was converted into the right to receive cash. In order to achieve this 70%/30% stock-cash consideration mix, the merger agreement provided for pro-rata adjustments to and reallocation of the stock consideration paid to Nalco stockholders, and cash elections made by Nalco stockholders, as well as the allocation of cash as the default consideration paid for Nalco shares owned by stockholders who failed to make an election. Those Nalco stockholders making stock elections received approximately 94% of their consideration in Ecolab shares while those electing cash received 100% cash consideration. Nalco stockholders did not receive any fractional shares of Ecolab common stock in the merger. Instead, they received cash in lieu of any fractional shares of Ecolab common stock.

The final consideration transferred to acquire all of Nalco’s stock is as follows:

MILLIONS, EXCEPT PER SHARE

Cash consideration
Number of Nalco common shares outstanding receiving cash consideration	41.8
Cash consideration per common share outstanding	$38.80
Total cash paid to Nalco shareholders electing cash consideration	$1,621.8
Stock consideration
Number of Nalco common shares outstanding receiving stock consideration	97.5
Exchange ratio	0.7005
Ecolab shares issued to Nalco shareholders electing stock consideration	68.3
Ecolab’s closing stock price on December 1, 2011	$55.62
Total fair value of stock consideration	$3,799.7
Fair value of Nalco equity compensation awards converted to Ecolab awards	$73.5
Total fair value of cash and stock consideration	$5,495.0

The company incurred certain merger and integration costs associated with the transaction that were expensed as incurred and are reflected in the Consolidated Statements of Income. A total of $62.8 million has been incurred, with $57.7 million included in special (gains) and charges related to merger and integration charges, closing costs and advisory fees, $3.6 million included in cost of sales related to recognition of fair value step-up in Nalco inventory and $1.5 million included in interest expense, net related to fees to secure short-term credit facilities.

The company initially financed the merger through commercial paper borrowings backed by its $1.5 billion, 5 year credit facility and its $2.0 billion 364 day credit facility and through proceeds from its $500 million private placement senior notes. See Note 6 for further discussion on the company’s debt. The company also issued 68.3 million shares of Ecolab common stock as part of the merger transaction. In addition, certain outstanding Nalco equity compensation awards were converted into Ecolab equity compensation awards of which the consideration portion was $73.5 million. See Notes 9 and 10 for further discussion on equity and equity compensation, respectively.

The merger has been accounted for using the acquisition method of accounting which requires, among other things, that most assets acquired and liabilities assumed be recognized at fair value as of the acquisition date. Certain estimated values are not yet finalized (see below) and are subject to change, which could be significant.

The company will finalize the amounts recognized as information necessary to complete the analyses is obtained. The company expects to finalize these amounts no later than one year from the merger date. The following items remain subject to change:

- Amounts for contingent liabilities, pending the finalization of the company’s review of the Nalco contingent liabilities

- Certain tangible and intangible assets, pending the finalization of valuation procedures

- Certain assets and liabilities related to non-wholly owned subsidiaries

- Certain assets and liabilities pending the results of a comprehensive accounting policy consistency review

- Amounts for deferred tax assets and liabilities, pending the finalization of assets acquired, liabilities assumed and resulting goodwill

The following table summarizes the values of Nalco assets acquired and liabilities assumed as of the merger date. To the extent previously discussed, such amounts are considered preliminary:

MILLIONS

Current assets	$1,869.6
Property, plant and equipment	1,069.2
Other assets	97.3
Identifiable intangible assets:
Customer relationships	2,160.0
Patents	321.0
Trade names	1,230.0
Trademarks	79.0
Other technology	91.0
Total assets acquired	6,917.1

Current liabilities	1,105.5
Long-term debt	2,858.4
Pension and postretirement benefits	505.7
Net deferred tax liability	1,188.7
Noncontrolling interests and other liabilities	167.7
Total liabilities and noncontrolling interests assumed	5,826.0
Goodwill	4,403.9
Total consideration transferred	$5,495.0

The customer relationships, patents, finite-lived trademarks and other technology are being amortized over weighted average lives of 15, 14, 15 and 8 years, respectively. The Nalco trade name has been determined to have an indefinite life.

In-process research and development associated with the Nalco merger was not significant.

Goodwill is calculated as the excess of the consideration transferred over the fair value of identifiable net assets acquired and represents the expected synergies and other benefits from combining the operations of Nalco with the operations of Ecolab. The company expects that the merger will produce revenue growth synergies through the cross-selling of products in complementary markets and also expand geographic and market breadth, while adding scale to operations in smaller countries, thus creating a stronger more globally diversified and strategically well-positioned combined entity. Key areas of cost synergies include increased purchasing power for raw materials, supply chain consolidation and elimination of corporate general and administrative functions overlap. Goodwill related to the Nalco merger is currently presented in total, but will ultimately be allocated to the Water Services, Paper Services and Energy Services operating units.

The following table provides net sales and operating income from the Nalco business included in the company’s results since the December 1, 2011 merger.

MILLIONS

Net sales	$193.4
Operating income	13.8

The following table provides unaudited pro forma net sales and reported results of operations for the years ended December 31, 2011 and 2010, assuming the Nalco merger had been completed on January 1, 2010. The historical financial information has been adjusted to give effect to pro forma events that are directly attributable to the merger, supportable and expected to have a continuing impact on the combined results. The unaudited pro forma results do not include any anticipated cost savings from operating efficiencies or synergies that could result from the merger. Accordingly, such pro forma amounts are not necessarily indicative of the results that actually would have occurred had the merger been completed on January 1, 2010, nor are they indicative of future operating results of the combined company.

MILLIONS	2011	2010
Net sales	$ 11,283.9	$ 10,340.2
Net income attributable to Ecolab	624.3	572.3
Earnings attributable to Ecolab per common share
Basic	2.08	1.90
Diluted	2.04	1.86

Other significant acquisition activity

Excluding the Nalco merger, the pro forma impact of all other acquisitions during 2011, 2010, and 2009 was not material to the company’s consolidated financial statements; therefore pro forma financial information is not presented. Based upon purchase price allocations, excluding the Nalco merger, the components of the aggregate purchase prices of 2011, 2010 and 2009 acquisitions are shown in the following table. The contingent consideration relates to in an immaterial acquisition completed during 2011.

MILLIONS	2011	2010	2009

Net tangible assets acquired (liabilities assumed)	$58.6	$17.4	$(0.7)
Identifiable intangible assets
Customer relationships	145.5	11.3	3.0
Patents	0.3	—	1.4
Trademarks	11.2	0.7	0.2
Other technology	8.4	5.7	5.3
Total	165.4	17.7	9.9
Goodwill	94.3	8.3	5.2
Total aggregate purchase price	318.3	43.4	14.4
Contingent consideration	(5.0)	—	—
Liability for indemnification	(28.1)	—	—
Net cash paid for acquistions	$285.2	$43.4	$14.4

Excluding the Nalco merger, the weighted average useful lives of intangible assets acquired was 13 years as of December 31, 2011, 2010 and 2009.

2011 Activity

In March 2011, the company closed on the purchase of the assets of O.R. Solutions, Inc., a privately-held developer and marketer of surgical fluid warming and cooling systems in the U.S. The total purchase price was approximately $260 million, of which $26 million remains payable and was placed in an escrow account for indemnification purposes related to general representations and warranties. The business, which had annual sales of approximately $55 million, became part of the company’s U.S. Cleaning & Sanitizing segment during the first quarter of 2011.

In December 2010, subsequent to the company’s 2010 year end for international operations, the company completed the purchase of selected assets of the Cleantec business of Campbell Brothers Ltd. in Australia. Cleantec is a developer, manufacturer and marketer of cleaning and hygiene products principally within the Australian food and beverage processing, food service, hospitality and commercial laundry markets. The total purchase price was approximately $43 million, of which $2 million remains payable and was placed in an escrow account for indemnification purposes. The business, which had annual sales of approximately $55 million, became part of the company’s International segment during the first quarter of 2011.

2010 Activity

In September 2010, the company acquired the commercial laundry division of Dober Chemical Corp. The acquisition strengthens the company’s U.S. and Canada Textile Care business by adding customer relationships and business scale, as well as important customer technology. The business, which had annual sales of approximately $37 million, became part of the company’s U.S. Cleaning & Sanitizing segment during the third quarter of 2010.

2009 Activity

In October 2009, the company acquired the ISS pest elimination business in the U.K. The business, which had annual sales of approximately $6 million, was integrated with the company’s existing U.K. pest elimination business during the fourth quarter of 2009.

In February 2009, the company acquired assets of the Stackhouse business of CORPAK Medsystems, Inc. Stackhouse is a leading developer, manufacturer and marketer of surgical helmets and smoke evacuators, primarily for use during orthopedic surgeries. The business, which had annual sales of approximately $4 million, became part of the company’s U.S. Cleaning & Sanitizing segment during the first quarter of 2009.

Dispositions

During the third quarter of 2010, the company sold an investment in a small U.S. business and realized a gain of $5.9 million, which was reported in special (gains) and charges. The investment was not material to the company’s consolidated results of operations or financial position.

During the second quarter of 2010, the company sold a small joint venture in its international segment. The impact of this divestiture and the joint venture were not material to the company’s consolidated results of operations or financial position.

The company had no significant business dispositions in 2011 or 2009.

BALANCE SHEET INFORMATION	12 Months Ended
Dec. 31, 2011
BALANCE SHEET INFORMATION
BALANCE SHEET INFORMATION

5. BALANCE SHEET INFORMATION

DECEMBER 31 (MILLIONS)	2011	2010

Accounts receivable, net
Accounts receivable	$2,144.6	$1,044.5
Allowance for doubtful accounts	(49.3)	(44.9)
Total	$2,095.3	$999.6
Inventories
Finished goods	$745.5	$254.2
Raw materials and parts	351.4	216.1
Inventories at FIFO cost	1,096.9	470.3
Excess of FIFO cost over LIFO cost	(27.3)	(22.7)
Total	$1,069.6	$447.6
Property, plant and equipment, net
Land	$158.8	$28.4
Buildings and improvements	483.8	279.9
Leasehold improvements	77.3	75.9
Machinery and equipment	1,206.1	699.1
Merchandising and customer equipment	1,682.7	1,419.2
Capitalized software	385.7	321.2
Construction in progress	182.7	48.9
	4,177.1	2,872.6
Accumulated depreciation	(1,881.7)	(1,724.3)
Total	$2,295.4	$1,148.3
Other intangible assets, net
Cost of intangible assets not subject to amortization:
Trade names	$1,230.0	—
Cost of intangible assets subject to amortization:
Customer relationships	$2,593.2	$281.6
Trademarks	201.0	111.3
Patents	404.4	79.0
Other technology	174.6	73.3
	3,373.2	545.2
Accumulated amortization:
Customer relationships	(204.8)	(165.0)
Trademarks	(48.6)	(41.0)
Patents	(36.3)	(28.2)
Other technology	(38.3)	(28.5)
Total	$4,275.2	$282.5
Other assets
Deferred income taxes	$118.0	$112.0
Pension	22.3	1.5
Other	278.6	128.7
Total	$418.9	$242.2
Other current liabilities
Discounts and rebates	$239.9	$220.7
Dividends payable	60.0	40.7
Interest payable	51.0	9.3
Taxes payable, other than income	74.1	49.2
Derivative liabilities	3.3	5.1
Restructuring	57.5	2.8
Other	262.9	113.7
Total	$748.7	$441.5
Other liabilities
Deferred income taxes	$1,305.3	$65.3
Income taxes payable - noncurrent	80.8	38.1
Other	160.7	88.8
Total	$1,546.8	$192.2
Accumulated other comprehensive loss
Unrealized gain (loss) on derivative financial instruments, net of tax	$(13.5)	$(3.3)
Unrecognized pension and postretirement benefit expense, net of tax	(481.3)	(387.4)
Cumulative translation, net of tax	149.9	118.8
Total	$(344.9)	$(271.9)

DEBT AND INTEREST	12 Months Ended
Dec. 31, 2011
DEBT AND INTEREST
DEBT AND INTEREST

6. DEBT AND INTEREST

The company had total debt of $7.6 billion as of December 31, 2011 compared to $845.6 million as of December 31, 2010. The significant increase is due primarily to the Nalco merger, which was completed on December 1, 2011. The following tables provide the components of the company’s debt obligations, along with applicable interest rates as of December 31, 2011 and 2010:

MILLIONS,	2011		2010
EXCEPT INTEREST RATES		AVERAGE		AVERAGE
		INTEREST		INTEREST
	PAYABLE	RATE	PAYABLE	RATE

Short-term debt
Commercial paper	$916.1	0.67%	—
Notes payable	100.3	1.53%	$32.4	6.00%
Long-term debt, current maturities	6.6		156.8
Total	$1,023.0		$189.2

MILLIONS, EXCEPT INTEREST RATES			2011			2010
			AVERAGE	EFFECTIVE		AVERAGE	EFFECTIVE
	MATURITY	CARRYING	INTEREST	INTEREST	CARRYING	INTEREST	INTEREST
	BY YEAR	VALUE	RATE	RATE	VALUE	RATE	RATE

Long-term debt
Description / 2011 Principal Amount
Series A senior euro notes (125 million euro)	2013	$168.1	4.36%	4.51%	$162.3	4.36%	4.51%
Series B senior euro notes (175 million euro)	2016	235.3	4.59%	4.67%	227.2	4.59%	4.67%
Senior notes ($250 million)	2015	249.1	4.88%	4.99%	248.8	4.88%	4.99%
Series A private placement senior notes ($250 million)	2018	250.0	3.69%	5.15%	—
Series B private placement senior notes ($250 million)	2023	250.0	4.32%	4.32%	—
Three year 2011 senior notes ($500 million)	2014	499.7	2.38%	2.40%	—
Five year 2011 senior notes ($1.25 billion)	2016	1,247.6	3.00%	3.04%	—
Ten year 2011 senior notes ($1.25 billion)	2021	1,249.2	4.35%	4.36%	—
Thirty year 2011 senior notes ($750 million)	2041	742.3	5.50%	5.53%	—
Term notes	2011	—			150.0	6.88%	6.96%
Legacy Nalco senior notes ($750 million)	2019	838.7	6.63%	5.13%	—
Legacy Nalco senior euro notes (200 million euro)	2019	300.7	6.88%	5.53%	—
Legacy Nalco senior notes ($500 million)	2017	558.5	8.25%	6.30%	—
Capital lease obligations	2019	18.3			17.5
Other		12.3			7.4
		6,619.8			813.2
Long-term debt, current maturities		(6.6)			(156.8)
Total		$6,613.2			$656.4

In September 2011, the company replaced its existing $600 million multi-year credit facility with a $1.5 billion multi-year credit facility, which expires in September 2016. The company also entered into a $2.0 billion, 364 day credit facility. Both of the $1.5 billion and $2.0 billion credit facilities have been established with a diverse portfolio of banks. No amounts were outstanding under any of these agreements at year end 2011 or 2010.

The credit facilities support the company’s $3.5 billion U.S. commercial paper program, which was increased from $600 million in 2011, and the company’s $200 million European commercial paper program. Combined borrowing under these two commercial paper programs may not exceed $3.5 billion. The company had $916 million in outstanding U.S. commercial paper at December 31, 2011 and no commercial paper outstanding under the U.S. program at December 31, 2010. The company had no commercial paper outstanding under its European program at December 31, 2011 or 2010. As of December 31, 2011, the company’s short-term borrowing program was rated A-2 by Standard & Poor’s and P-2 by Moody’s.

In December 2011, the company issued $3.75 billion of debt securities in a public debt offering. The offering was a multi-tranche transaction consisting of three, five, ten and thirty year maturities. Interest rates range from 2.38% to 5.50%. The proceeds were used to repay outstanding commercial paper, which were issued to fund a portion of the cash component of the Nalco merger and repay the Nalco term loans, and fund share repurchases.

In October 2011, the company entered into a Note Purchase Agreement to issue and sell $500 million private placement senior notes, split into two series: $250 million of seven year notes that mature in 2018 at a rate of 3.69% and $250 million of twelve year notes that mature in 2023 at a rate of 4.32%. Both series of the notes were funded in November 2011. The proceeds were used for general corporate purposes, including partially funding the Nalco merger.

In February 2008, the company issued and sold $250 million aggregate principal amount of senior unsecured notes that mature in 2015 at a rate of 4.88% in a public debt offering. The proceeds were used to refinance outstanding commercial paper and for general corporate purposes.

The company has outstanding euro 300 million ($403 million as of December 31, 2011) aggregate principal amount of the company’s private placement senior notes in two series: 4.36% Series A Senior Notes due 2013 in the aggregate principal amount of euro 125 million and 4.59% Series B Senior Notes due 2016 in the aggregate principal amount of euro 175 million, issued in December 2006, pursuant to a Note Purchase Agreement dated July 26, 2006.

The series of notes issued by the company in February 2008 and December 2011 pursuant to public debt offerings (the “Public Notes”) may be redeemed by the company at its option at redemption prices that include accrued and unpaid interest and a make-whole premium. Upon the occurrence of a change of control accompanied by a downgrade of the Public Notes below investment grade rating, within a specified time period, the company will be required to offer to repurchase the Public Notes at a price equal to 101% of the aggregate principal amount thereof, plus any accrued and unpaid interest to the date of repurchase.

The Public Notes are senior unsecured and unsubordinated obligations of the company and rank equally with all other senior and unsubordinated indebtedness of the company from time to time outstanding.

The series of notes issued by the company in December 2006 and November 2011 pursuant to private debt offerings (the “Private Notes”) may be redeemed by the company at its option at redemption prices that include accrued and unpaid interest and a make-whole premium. Upon the occurrence of specified changes of control involving the company, the company will be required to offer to repurchase the Private Notes at a price equal to 100% of the aggregate principal amount thereof, plus any accrued and unpaid interest to the date of repurchase. Additionally, the company will need to make a similar offer to repurchase the Private Notes upon the occurrence of specified merger events or asset sales involving the company, when accompanied by a downgrade of the Private Notes below investment grade rating, within a specified time period.

The Private Notes are senior obligations of the company and rank equal in right of payment with all other senior indebtedness of the company. The Private Notes shall be unconditionally guaranteed by subsidiaries of the company in certain circumstances, as described in the note purchase agreements as amended.

The company is in compliance with all covenants at December 31, 2011.

In February 2011, the company repaid its $150 million 6.875% notes when they became due.

In January 2012, the company redeemed $1.7 billion of Nalco senior notes, which were assumed in 2011 as part of the merger. As of December 31, 2011, the legacy Nalco senior notes were fully and unconditionally guaranteed by certain Nalco subsidiaries. In conjunction with the redemption in January 2012, all guarantees in place as of December 31, 2011 were extinguished.

As of December 31, 2011, the aggregate annual maturities of long-term debt for the next five years were:

MILLIONS
2012	$7
2013	175
2014	505
2015	254
2016	1,486

Interest expense and interest income incurred during 2011, 2010 and 2009 were as follows:

MILLIONS	2011	2010	2009
Interest expense	$82.1	$65.6	$67.5
Interest income	(7.9)	(6.5)	(6.3)
Interest expense, net	$74.2	$59.1	$61.2

FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2011
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

7. FAIR VALUE MEASUREMENTS

The company’s financial instruments include cash and cash equivalents, money market funds in a rabbi trust, accounts receivable, accounts payable, contingent consideration obligations, commercial paper, notes payable, foreign currency forward contracts and long-term debt.

Fair value is defined as the exit price, or the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants as of the measurement date. A hierarchy has been established for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The hierarchy is broken down into three levels:

Level 1 - Inputs are quoted prices in active markets that are accessible at the measurement date for identical assets or liabilities.

Level 2 - Inputs include observable inputs other than quoted prices in active markets.

Level 3 - Inputs are unobservable inputs for which there is little or no market data available.

The carrying values of cash and cash equivalents, accounts receivable, accounts payable, commercial paper and notes payable approximate fair value because of their short maturities. The carrying amount and the estimated fair value for assets and liabilities measured on a recurring basis were:

DECEMBER 31 (MILLIONS)	2011
	CARRYING	FAIR VALUE MEASUREMENTS
	AMOUNT	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Money market funds held in rabbi trusts	$0.9	$0.9	$—	$—
Foreign currency forward contracts	10.4	—	10.4	—

Liabilities:
Foreign currency forward contracts	3.3	—	3.3	—
Contingent consideration obligations	25.1	—	—	25.1

	2010
	CARRYING	FAIR VALUE MEASUREMENTS
	AMOUNT	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Foreign currency forward contracts	$1.8	$—	$1.8	$—

Liabilities:
Foreign currency forward contracts	5.1	—	5.1	—

Money market funds held in rabbi trusts are classified within level 1 because they are valued using quoted prices in active markets. The carrying value of foreign currency forward contracts is at fair value, which is determined based on foreign currency exchange rates as of the balance sheet date, and is classified within level 2.

The fair value of long-term debt, including current maturities, is based on quoted market prices for the same or similar debt instruments. The carrying amount and the estimated fair value of long-term debt, including current maturities, held by the company were:

DECEMBER 31 (MILLIONS)	2011		2010
	CARRYING	FAIR	CARRYING	FAIR
	AMOUNT	VALUE	AMOUNT	VALUE
Long-term debt
(including current maturities)	$6,619.8	$6,885.3	$813.2	$850.6

For business acquisitions after December 31, 2008, contingent consideration obligations are recognized and measured at fair value at the acquisition date. After initial recognition, contingent consideration obligations are remeasured at fair value, with changes in fair value recognized in earnings. Contingent consideration liabilities are classified within level 3 because fair value is measured based on the probability-weighted present value of the consideration expected to be transferred. The company did not have significant contingent consideration liabilities as of December 31, 2010. Changes in the fair value of contingent consideration for 2011 were as follows:

MILLIONS	2011
Balance at beginning of year	$2.4
Liabilities recognized at acquistion date	5.0
Assumed through Nalco merger	16.9
Loss (gains) recognized in earnings	0.8
Balance at end of year	$25.1

DERIVATIVES AND HEDGING TRANSACTIONS	12 Months Ended
Dec. 31, 2011
DERIVATIVES AND HEDGING TRANSACTIONS
DERIVATIVES AND HEDGING TRANSACTIONS

8. DERIVATIVES AND HEDGING TRANSACTIONS

Derivative Instruments and Hedging

The company uses foreign currency forward contracts, interest rate swaps and foreign currency debt to manage risks associated with foreign currency exchange rates, interest rates and net investments in foreign operations. The company records all derivatives as assets and liabilities on the balance sheet at fair value. Changes in fair value are recognized immediately in earnings unless the derivative qualifies and is designated as a hedge. The effective portion of changes in fair value of hedges is initially recognized in accumulated other comprehensive income (“AOCI”) on the Consolidated Balance Sheet. Amounts recorded in AOCI are reclassified into earnings in the same period or periods during which the hedged transactions affect earnings. The company evaluates hedge effectiveness at inception and on an ongoing basis. If a derivative is no longer expected to be effective, hedge accounting is discontinued. Hedge ineffectiveness, if any, is recorded in earnings.

The company does not hold derivative financial instruments of a speculative nature or for trading purposes. The company is exposed to credit loss in the event of nonperformance of counterparties for foreign currency forward exchange contracts and interest rate swap agreements. The company monitors its exposure to credit risk by using credit approvals, credit limits and credit ratings and by selecting major international banks and financial institutions as counterparties. The company does not anticipate nonperformance by any of these counterparties.

Derivatives Designated as Cash Flow Hedges

The company utilizes foreign currency forward contracts to hedge the effect of foreign currency exchange rate fluctuations on forecasted foreign currency transactions, including: sales, inventory purchases, and intercompany royalty and management fee payments. These forward contracts are designated as cash flow hedges. The effective portions of the changes in fair value of these contracts are recorded in AOCI until the hedged items affect earnings, at which time the gain or loss is reclassified into the same line item in the Consolidated Statement of Income as the underlying exposure being hedged. All hedged transactions are forecasted to occur within the next twelve months.

The company occasionally enters into interest rate swap contracts to manage interest rate exposures. In 2011, the company entered into six forward starting swap contracts in connection with the issuance of its private placement debt during the fourth quarter of 2011. The interest rate swap agreements were designated and effective as a cash flow hedge of the expected interest payments related to the anticipated debt issuance. In the fourth quarter of 2011 the company settled the swap agreements and the decline in fair value of $15.3 million, net of tax, was recorded in AOCI. In 2006, the company entered into and subsequently closed two forward starting swap contracts related to the issuance of its senior euro notes with the net settlement recorded in AOCI. The amounts in AOCI for both the 2011 and 2006 transactions are recognized in earnings as part of interest expense over the remaining life of the notes as the forecasted interest transactions occur. The company did not have any forward starting interest rate swap agreements outstanding at December 31, 2011, 2010 and 2009.

Derivatives Not Designated as Hedging Instruments

The company also uses foreign currency forward contracts to offset its exposure to the change in value of certain foreign currency denominated assets and liabilities, primarily receivables and payables. Although the contracts are effective economic hedges, they are not designated as accounting hedges. Therefore, changes in the value of these derivatives are recognized immediately in earnings, thereby offsetting the current earnings effect of the related foreign currency denominated assets and liabilities.

The following table summarizes the fair value of the company’s outstanding derivatives as of December 31. The amounts are included in other current assets and other current liabilities on the company’s balance sheet.

	ASSET DERIVATIVES		LIABILITY DERIVATIVES
MILLIONS	2011	2010	2011	2010

Derivatives designated as hedging instruments:

Foreign currency forward contracts	$3.8	$0.5	$1.2	$3.2

Derivatives not designated as hedging instruments:

Foreign currency forward contracts	6.6	1.3	2.1	1.9
Total	$10.4	$1.8	$3.3	$5.1

The company had foreign currency forward exchange contracts with notional values that totaled $586 million and $433 million at December 31, 2011 and 2010, respectively.

The impact on AOCI and earnings from derivative contracts that qualified as cash flow hedges was as follows:

MILLIONS	LOCATION	2011	2010	2009
Unrealized gain (loss) recognized into AOCI (effective portion)

Foreign currency forward contracts	AOCI (equity)	$0.2	$(2.5)	$(6.9)

Interest rate swap contracts	AOCI (equity)	(15.3)	—	—

Gain (loss) recognized in income (effective portion)

Foreign currency forward contracts	Sales	(0.3)	—	0.8
	Cost of sales	(4.7)	(4.1)	5.4
	SG&A	(1.5)	0.5	2.8
		(6.5)	(3.6)	9.0

Interest rate swap contracts	Interest expense, net	(0.8)	(0.4)	(0.4)
	Total	$(7.3)	$(4.0)	$8.6
Gain (loss) recognized in income (ineffective portion)

Foreign currency forward contracts	Interest expense, net	$(1.8)	$(1.2)	$(1.3)

The impact on earnings from derivative contracts that are not designated as hedging instruments was as follows:

MILLIONS	LOCATION	2011	2010	2009

Gain (loss) recognized in income

Foreign currency forward contracts	SG&A	$2.9	$(5.4)	$1.6
	Interest expense, net	(5.4)	(5.5)	(7.0)
	Total	$(2.5)	$(10.9)	$(5.4)

The amounts recognized in SG&A above offset the earnings impact of the related foreign currency denominated assets and liabilities. The amounts recognized in interest expense above represent the component of the hedging gains (losses) attributable to the difference between the spot and forward rates of the hedges as a result of interest rate differentials.

Net Investment Hedge

The company designates its legacy Ecolab euro denominated borrowings and related accrued interest as a hedge of existing foreign currency exposures related to net investments the company has in certain Euro functional subsidiaries. Additionally, legacy Nalco has euro denominated borrowings that are also designated as a hedge of existing foreign currency exposures. Accordingly, the transaction gains and losses on the euronotes, which are designated and effective as hedges of the company’s net investments, have been included as a component of the cumulative translation adjustment account. The carrying value of euro-denominated debt designated as a net investment hedge was $704 million and $389 million as of December 31, 2011 and 2010, respectively. Total transaction gains and losses related to the euronotes charged to shareholders’ equity were as follows:

MILLIONS	2011	2010	2009
Transaction gains (losses), net of tax	$(9.5)	$37.6	$(43.9)

The company formally assesses, on a quarterly basis, whether the euro-denominated debt is effective at offsetting changes in the value of the underlying exposure. No hedge ineffectiveness was recorded in earnings during 2011, 2010 and 2009.

SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2011
SHAREHOLDERS' EQUITY
SHAREHOLDERS' EQUITY

9. SHAREHOLDERS’ EQUITY

Authorized common stock, par value $1.00 per share, was 400 million shares in 2010 and 2009. Effective December 1, 2011, following approval by the company’s shareholders, the company’s authorized common stock was increased to 800 million shares. Treasury stock is stated at cost. Dividends declared per share of common stock were $0.725 for 2011, $0.640 for 2010 and $0.575 for 2009.

On December 1 ,2011, the company issued 68,316,283 shares of common stock for the stock consideration portion of the Nalco merger (see Note 4). In addition, as part of the consideration, each outstanding Nalco stock option was converted into an option to purchase the company’s common stock with both the number of options and the exercise price adjusted accordingly based on the stock award exchange ratio. Pursuant to change-in-control agreements, Nalco’s existing restricted stock awards to non-employee directors and certain officers, in general, fully vested as a result of the merger. For those awards that did not vest as a result of the merger, each Nalco unvested restricted stock award was converted based on the stock award exchange ratio into a restricted stock award of the company, with vesting subject to continued employment. In conjunction with the merger, the level of attainment of the performance criteria applicable to converted Nalco performance based restricted stock awards was fixed based on actual and target financial performance and such awards were converted based on the stock award exchange ratio into a time based restricted stock award of the company based on such performance level, with vesting subject to continued employment.

The company has 15 million shares, without par value, of authorized but unissued preferred stock. Of these 15 million shares, 0.4 million shares were designated as Series A Junior Participating Preferred Stock and 14.6 million shares were undesignated as of December 31, 2011.

Under the company’s shareholder rights plan, one preferred stock purchase right is issued for each outstanding share of the company’s common stock. A right entitles the holder, upon occurrence of certain events, to buy one one-thousandth of a share of Series A Junior Participating Preferred Stock at a purchase price of $135, subject to adjustment. The rights, however, do not become exercisable unless and until, among other things, any person or group acquires 15% or more of the outstanding common stock of the company, or the company’s board of directors declares a holder of 10% or more of the outstanding common stock to be an “adverse person” as defined in the rights plan. Upon the occurrence of either of these events, the rights will become exercisable for common stock of the company (or in certain cases common stock of an acquiring company) having a market value of twice the exercise price of a right. The rights are redeemable under certain circumstances at one cent per right and, unless redeemed earlier, will expire on March 10, 2016.

In February 2010, the company’s Board of Directors authorized the repurchase of up to 10 million shares of common stock, including shares to be repurchased under Rule 10b5-1. In May 2011, the company’s Board of Directors authorized the repurchase of up to 15 million additional shares of common stock, including shares to be repurchased under Rule 10b5-1. In August 2011, the Finance Committee of the company’s Board of Directors, via delegation by the company’s Board of Directors, authorized the repurchase of an additional 10 million common shares which was contingent upon completion of the merger with Nalco. In September 2011, under the existing Board authorization, subject to the completion of the Nalco merger, the company announced a $1.0 billion share repurchase program. As part this program, in December 2011, the company entered into an accelerated share repurchase (“ASR”) agreement with a financial institution to repurchase $500 million of its common stock. Under the ASR, the company received 8,330,379 shares of its common stock in December 2011. The final per share purchase price and the total number of shares to be repurchased under the ASR agreement generally will be based on the volume-weighted average price of the company’s common stock during the term of the agreement, and will be determined upon completion of the ASR transaction which is expected to be in the first quarter of 2012. All shares acquired under the ASR agreement will be recorded as treasury stock. In addition to the ASR the company reacquired 3,491,425 shares, 7,366,001 shares and 1,225,078 shares of its common stock in 2011, 2010 and 2009, respectively, through open market and private purchases. The company also reacquired 187,454 shares, 242,161 shares and 316,150 shares of its common stock in 2011, 2010 and 2009, respectively, related to the exercise of stock options and the vesting of stock awards. The company intends to repurchase all shares under its authorizations, for which no expiration date has been established, in open market or privately negotiated transactions, subject to market conditions. As of December 31, 2011, 18,532,979 shares remained to be repurchased under the company’s repurchase authorization.

EQUITY COMPENSATION PLANS	12 Months Ended
Dec. 31, 2011
EQUITY COMPENSATION PLANS
EQUITY COMPENSATION PLANS

10. EQUITY COMPENSATION PLANS

The company’s equity compensation plans provide for grants of stock options, restricted stock awards and restricted stock unit awards. Common shares available for grant as of December 31, 2011, 2010 and 2009 were 8,813,059, 11,608,387 and 2,376,663, respectively. Common shares available for grant reflect 12 million shares approved by shareholders in 2010 for issuance under the plans. Following the Nalco merger, 1,405,530 common shares on a converted basis formerly reserved for grant under Nalco’s 2004 Stock Incentive Plan were added to the shares available for grant by the company. The company generally issues authorized but previously unissued shares to satisfy stock option exercises. The company has a share repurchase program and generally repurchases shares on the open market to help offset the dilutive effect of share-based compensation.

Prior to 2009, almost all awards granted were non-qualified stock options. Beginning in 2009, the company changed its annual long-term incentive share-based compensation program from 100% stock options to a new program where the value of awards granted is made up of 50% stock options and 50% performance-based restricted stock unit (“PBRSU”) awards. The company also grants a limited number of non-performance based restricted stock awards (“RSA”) and restricted stock unit awards (“RSU”).

Prior to the Nalco merger, Nalco had outstanding stock options, restricted stock awards and performance share awards that were issued pursuant to its incentive compensation plan, as well as certain non-plan inducement stock options and restricted stock awards. For each of the converted awards discussed below, the stock award exchange ratio of .67959 was used to convert Nalco awards into Ecolab awards. As a result of the merger, the majority of Nalco’s existing stock options fully vested. Each outstanding Nalco option was converted into an option to purchase the company’s common stock with both the number of options and the exercise price adjusted accordingly based on the stock award exchange ratio. Pursuant to change-in-control agreements, Nalco’s existing restricted stock awards to non-employee directors and certain officers, in general, fully vested as a result of the merger. For those awards that did not vest as a result of the merger, each unvested restricted stock award was converted based on the stock award exchange ratio into a restricted stock award of the company, with vesting subject to continued employment. In conjunction with the merger, the level of attainment of the performance criteria applicable to converted Nalco performance based restricted stock awards was fixed based on actual and target financial performance. As such, each Nalco performance share award converted based on the stock award exchange ratio into a time based restricted award of the company based on such performance level, with vesting subject to continued employment. The total fair value of Nalco’s converted equity compensation as of the merger dates was $111 million, of which $73 million was included in the consideration transferred to acquire Nalco, with the remaining $38 million subject to expense recognition over the remainder of the vesting term.

Total compensation expense related to all share-based compensation plans was $40 million, ($27 million net of tax benefit), $29 million ($19 million net of tax benefit) and $37 million ($24 million net of tax benefit) for 2011, 2010 and 2009, respectively.

As of December 31, 2011, there was $124 million of total measured but unrecognized compensation expense related to non-vested share-based compensation arrangements granted under all of the company’s plans. That cost is expected to be recognized over a weighted-average period of 1.8 years.

Stock Options

Options are granted to purchase shares of the company’s stock at the average daily share price on the date of grant. These options generally expire within ten years from the grant date. The company recognizes compensation expense for these awards on a straight-line basis over the three year vesting period. Stock option grants to retirement eligible recipients are attributed to expense using the non-substantive vesting method.

A summary of stock option activity and average exercise prices is as follows:

SHARES	2011	2010	2009
Outstanding, beginning of year	19,988,025	22,262,204	22,695,125
Granted	2,661,551	1,783,293	1,969,241
Issued in connection with Nalco merger	883,173	—	—
Exercised	(3,331,926)	(3,813,865)	(2,061,771)
Canceled	(74,244)	(243,607)	(340,391)
Outstanding, end of year	20,126,579	19,988,025	22,262,204
Exercisable, end of year	15,885,276	16,091,416	17,315,445
Vested and expected to vest, end of year	19,915,922

AVERAGE PRICE
PER SHARE	2011	2010	2009
Outstanding, beginning of year	$38.66	$36.22	$34.51
Granted	55.38	48.03	45.03
Issued in connection with Nalco merger	29.35	—	—
Exercised	32.59	28.46	24.95
Canceled	43.68	43.86	41.68
Outstanding, end of year	$41.45	$38.66	$36.22
Exercisable, end of year	$38.57	$37.42	$34.73
Vested and expected to vest, end of year	$41.33

The total aggregate intrinsic value of options outstanding as of December 31, 2011 was $329 million, with a corresponding weighted-average remaining contractual life of 6.0 years. The total aggregate intrinsic value of options exercisable as of December 31, 2011 was $305 million, with a corresponding weighted-average remaining contractual life of 5.1 years. The total aggregate intrinsic value of options vested and expected to vest as of December 31, 2011 was $328 million, with a corresponding weighted-average remaining contractual life of 6.0 years.

Information related to stock options outstanding and stock options exercisable as of December 31, 2011, is as follows:

OPTIONS OUTSTANDING

RANGE OF EXERCISE PRICES	OPTIONS OUTSTANDING	WEIGHTED- AVERAGE REMAINING CONTRACTUAL LIFE	WEIGHTED- AVERAGE EXERCISE PRICE
$ 17.55-34.06	2,547,775	3.1 years	$27.36
34.08-35.34	3,732,870	3.5 years	34.28
35.63-41.45	3,246,566	6.9 years	36.03
41.85-45.24	2,377,390	5.0 years	44.96
45.52-48.06	3,218,811	8.2 years	46.93
48.10-49.42	2,304,248	5.9 years	49.40
49.66-55.60	2,698,919	9.7 years	55.37
	20,126,579	6.0 years	41.45

OPTIONS EXERCISABLE

RANGE OF EXERCISE PRICES	OPTIONS EXERCISABLE	WEIGHTED- AVERAGE REMAINING CONTRACTUAL LIFE	WEIGHTED- AVERAGE EXERCISE PRICE
$17.55-34.06	2,534,348	3.0 years	$27.36
34.08-35.34	3,732,870	3.5 years	34.28
35.63-41.45	3,246,566	6.9 years	36.03
41.85-45.24	2,307,986	5.0 years	45.00
45.52-48.06	1,698,539	7.9 years	46.55
48.10-49.42	2,275,148	5.8 years	49.42
49.66-55.60	89,819	2.9 years	51.36
	15,885,276	5.1 years	38.57

The total intrinsic value of options (the amount by which the stock price exceeded the exercise price of the option on the date of exercise) that were exercised during 2011, 2010 and 2009 was $69 million, $76 million and $35 million, respectively.

The lattice (binomial) option-pricing model is used to estimate the fair value of options at grant date. The company’s primary employee option grant occurs during the fourth quarter. The weighted-average grant-date fair value of options granted and the significant assumptions used in determining the underlying fair value of each option grant, on the date of grant were as follows:

	2011	2010	2009
Weighted-average grant-date fair value of options granted at market prices	$11.01	$10.11	$9.59
Assumptions
Risk-free rate of return	1.4%	2.0%	2.2%
Expected life	6 years	6 years	5 years
Expected volatility	22.8%	23.1%	23.3%
Expected dividend yield	1.4%	1.4%	1.4%

The risk-free rate of return is determined based on a yield curve of U.S. treasury rates from one month to ten years and a period commensurate with the expected life of the options granted. Expected volatility is established based on historical volatility of the company’s stock price. The expected dividend yield is determined based on the company’s annual dividend amount as a percentage of the average stock price at the time of the grant.

Restricted Stock Awards and Restricted Stock Units

The expense associated with PBRSU awards is based on the average of the high and low share price of the company’s common stock on the date of grant, adjusted for the absence of future dividends. The awards vest based on the company achieving a defined performance target and with continued service for a three year period. Upon vesting, the company issues shares of its common stock such that one award unit equals one share of common stock. The company assesses the probability of achieving the performance target and recognizes expense over the three year vesting period when it is probable the performance target will be met. PBRSU awards granted to retirement eligible recipients are attributed to expense using the non-substantive vesting method. The awards are generally subject to forfeiture in the event of termination of employment.

The expense associated with shares of non-performance based RSAs and RSUs is based on the average of the high and low share price of the company’s common stock on the date of grant, adjusted for the absence of future dividends and is amortized on a straight-line basis over the periods during which the restrictions lapse. The company currently has RSAs and RSUs that vest over periods between 12 and 60 months. The awards are generally subject to forfeiture in the event of termination of employment.

A summary of non-vested PBRSU awards and restricted stock activity is as follows:

NON-VESTED AWARDS

		WEIGHTED-		WEIGHTED-
		AVERAGE		AVERAGE
		FAIR VALUE		FAIR VALUE
	PBRSU	AT GRANT	RSAs AND	AT GRANT
	AWARDS	DATE	RSUs	DATE
December 31, 2010	845,630	$44.70	167,171	$43.54
Granted	572,350	52.96	126,121	51.02
Issued in connection with
Nalco merger	857,366	55.62	808,883	55.62
Vested/Earned	(13,360)	55.62	(81,874)	48.71
Canceled	(121,321)	54.07	(3,641)	41.80
December 31, 2011	2,140,665	$50.68	1,016,660	$53.67

INCOME TAXES	12 Months Ended
Dec. 31, 2011
INCOME TAXES
INCOME TAXES

11. INCOME TAXES

Income before income taxes consisted of:

MILLIONS	2011	2010	2009
United States	$440.0	$497.5	$452.7
International	239.6	250.2	167.4
Total	$679.6	$747.7	$620.1

The provision for income taxes consisted of:

MILLIONS	2011	2010	2009
Federal and state	$104.9	$173.5	$56.3
International	69.7	74.2	57.0
Total current	174.6	247.7	113.3
Federal and state	25.2	(26.3)	93.2
International	16.5	(4.8)	(5.1)
Total deferred	41.7	(31.1)	88.1
Provision for income taxes	$216.3	$216.6	$201.4

The company’s overall net deferred tax assets and deferred tax liabilities were comprised of the following:

DECEMBER 31 (MILLIONS)	2011	2010
Deferred tax assets
Other accrued liabilities	$112.4	$56.5
Loss carryforwards	112.0	26.1
Share-based compensation	71.8	64.0
Pension and other comprehensive income	346.3	155.5
Foreign tax credits	44.7	22.4
Debt fair value adjustment	79.4	—
Other, net	131.1	46.1
Valuation allowance	(73.1)	(11.2)
Total	824.6	359.4
Deferred tax liabilities
Property, plant and equipment basis differences	289.6	106.3
Intangible assets	1,412.1	132.2
Unremitted foreign earnings	98.0	—
Other, net	60.9	0.6
Total	1,860.6	239.1
Net deferred tax assets (liabilities) balance	$(1,036.0)	$120.3

As of December 31, 2011 the company has tax effected federal, state and international net operating loss carryforwards of approximately $2 million, $15 million and $95 million, respectively, which will be available to offset future taxable income. The state carryforwards expire from 2012 to 2031. $36 million of the international carryforwards expire from 2013 to 2031, and $59 million are unlimited carryforwards that do not expire.

The company has recorded a $73 million valuation allowance on certain deferred tax assets based on management’s determination that it is more likely than not that the tax benefits will not be utilized. Valuation allowances increased by $62 million mainly due to the addition of the deferred tax assets and related valuation allowances acquired in the Nalco merger. For additional information on the Nalco merger see Note 4. The company’s U.S. foreign tax credit carryforward stands at $45 million. The credits have a ten-year carryforward period and will expire between 2015 and 2021 if not utilized.

A reconciliation of the statutory U.S. federal income tax rate to the company’s effective income tax rate is as follows:

	2011	2010	2009
Statutory U.S. rate	35.0%	35.0%	35.0%
State income taxes, net of federal benefit	2.0	1.9	2.4
Foreign operations	(3.2)	(4.5)	(2.7)
Domestic manufacturing deduction	(2.9)	(2.0)	(1.1)
Change in valuation allowance	1.2	—	—
Nondeductible deal costs	0.8	—	—
Audit settlements and refunds	(0.5)	(1.3)	—
Other, net	(0.6)	(0.1)	(1.1)
Effective income tax rate	31.8%	29.0%	32.5%

As of December 31, 2011, the company has recorded a deferred tax liability of $98 million on foreign earnings that the company intends to repatriate. This was recorded in connection with the Nalco merger as part of purchase accounting. U.S deferred income taxes are not provided on certain unremitted foreign earnings that are considered permanently reinvested which as of December 31, 2011 were approximately $1.2 billion. These earnings are considered to be reinvested indefinitely or available for distribution with foreign tax credits available to offset the amount of applicable income tax and foreign withholding taxes that might be payable on earnings. It is impractical to determine the amount of incremental taxes that might arise if all undistributed earnings were distributed.

The company files income tax returns in the U.S. federal jurisdiction and various U.S. state and international jurisdictions. With few exceptions, the company is no longer subject to state and foreign income tax examinations by tax authorities for years before 2005. The Internal Revenue Service (IRS) has completed examinations of the company’s U.S. federal income tax returns through 2004. The legacy Ecolab U.S. income tax returns for the years 2009 and 2010 are currently under audit. The legacy Nalco U.S. income tax returns for the years 2005 through 2008 are currently under audit. In addition to the U.S. federal examination, there is limited audit activity in several U.S state and foreign jurisdictions. The company anticipates changes to its uncertain tax positions due to closing of various audit years mentioned above. The company believes these changes could result in a decrease in the company’s gross liability for unrecognized tax benefits of up to $10 million during the next twelve months. Decreases in the company’s gross liability could result in offsets to other balance sheet accounts, cash payments, and/or adjustments to tax expense. The occurrence of these events and/ or other events not included above within the next twelve months could change depending on a variety of factors and result in amounts different from above.

During 2011, the company recognized a net discrete tax expense of $7.4 million. The net expense in 2011 is largely made up of favorable settlements and adjustments related to prior year returns and reserves which were more than offset by the impact of a charge related to the realizability of foreign net operating loss carryforwards as well as a change in the blended state tax rate. The settlements are related to the company’s 1999 through 2001 and 2007 through 2008 U.S. income tax returns and various state and other international returns.

During 2010, the company recognized a net discrete tax benefit of $8.0 million. The net discrete tax benefit in 2010 primarily included recognizing favorable settlements related to the company’s 2002 through 2004 U.S. Federal IRS appeals case, a favorable settlement of an income tax audit in Germany for the years 2003 through 2006 and adjustments related to prior year tax reserves. These benefits were partially offset by a $5 million charge due to the passage of the U.S. Patient Protection and Affordable Care Law which changes the tax deductibility related to federal subsidies and resulted in a reduction of the value of the company’s deferred tax assets related to the subsidies, as well as the negative impact of international tax costs from optimizing the company’s business structure.

The company recognized discrete tax charges of $4.5 million related to optimizing its business structure in 2009.

A reconciliation of the beginning and ending amount of gross liability for unrecognized tax benefits is as follows:

MILLIONS	2011	2010	2009
Balance at beginning of year	$66.2	$116.7	$110.6
Additions based on tax positions related to the current year	7.3	10.4	16.0
Additions for tax positions of prior years	1.4	0.2	6.0
Reductions for tax positions of prior years	(27.0)	(9.1)	(5.2)
Reductions for tax positions due to statute of limitations	(0.8)	(6.8)	(8.7)
Settlements	(8.0)	(44.6)	(5.4)
Assumed in connection with the Nalco merger	50.1	—	—
Foreign currency translation	0.3	(0.6)	3.4
Balance at end of year	$89.5	$66.2	$116.7

Included in the gross liability for unrecognized tax benefits balance at December 31, 2011 is $87 million of tax positions that, depending on the ultimate resolution, could impact the annual effective tax rate in future periods.

The company recognizes both penalties and interest accrued related to unrecognized tax benefits in the company’s provision for income taxes. During the year ended December 31, 2011 the company accrued approximately $4 million in interest. The company had approximately $6 million and $4 million of interest and penalties accrued at December 31, 2011 and 2010, respectively.

RENTALS AND LEASES	12 Months Ended
Dec. 31, 2011
RENTALS AND LEASES
RENTALS AND LEASES

12. RENTALS AND LEASES

The company leases sales and administrative office facilities, distribution centers, research and manufacturing facilities, as well as vehicles and other equipment under operating leases. Rental expense under all operating leases was $130 million in 2011 and $121 million in both 2010 and 2009. As of December 31, 2011, future minimum payments with non-cancelable terms in excess of one year under all legacy Ecolab operating leases and legacy Nalco operating leases related to facilities were:

MILLIONS
2012	$105
2013	80
2014	56
2015	43
2016	38
Thereafter	151
Total	$473

The company enters into operating leases for vehicles whose non-cancelable terms are one year or less in duration with month-to-month renewal options. These leases have been excluded from the table above. The company estimates payments under such leases will approximate $39 million in 2012. These vehicle leases have guaranteed residual values that have historically been satisfied primarily by the proceeds on the sale of the vehicles.

RESEARCH EXPENDITURES	12 Months Ended
Dec. 31, 2011
RESEARCH EXPENDITURES
RESEARCH EXPENDITURES

13. RESEARCH EXPENDITURES

Research expenditures that related to the development of new products and processes, including significant improvements and refinements to existing products are expensed as incurred. Such costs were $96 million in 2011, $88 million in 2010 and $86 million in 2009.

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2011
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

14. COMMITMENTS AND CONTINGENCIES

The company is subject to various claims and contingencies related to, among other things, workers compensation, general liability (including product liability), automobile claims, health care claims, environmental matters, income taxes and lawsuits. The company also has contractual obligations including lease commitments.

The company records liabilities where a contingent loss is probable and can be reasonably estimated. If the reasonable estimate of a probable loss is a range, the company records the most probable estimate of the loss or the minimum amount when no amount within the range is a better estimate than any other amount. The company discloses a contingent liability even if the liability is not probable or the amount is not estimable, or both, if there is a reasonable possibility that a material loss may have been incurred.

Insurance: In the U.S. the company has high deductible insurance policies for casualty and property losses, subject to per occurrence and liability limitations. The company is insured for losses in excess of these limitations and has recorded both a liability and an offsetting receivable for amounts in excess of these limitations. Outside of the U.S., legacy Ecolab is fully insured for casualty and property losses, subject to per occurrence deductibles. Outside of the U.S., legacy Nalco is fully insured for casualty and property losses, subject to per occurrence deductibles, which are higher than the legacy Ecolab deductibles. The company is self-insured for health care claims for eligible participating employees, subject to certain deductibles and limitations. The company determines its liabilities for claims incurred but not reported on an actuarial basis.

Environmental matters: The company is currently participating in environmental assessments and remediation at 32 locations and environmental liabilities have been accrued reflecting management’s best estimate of future costs. The company’s reserve for environmental remediation costs was approximately $5 million and $3 million at December 31, 2011 and 2010, respectively. Potential insurance reimbursements are not anticipated in the company’s accruals for environmental liabilities.

Lease commitments: Information on the company’s lease commitments and future minimum rental commitments under non-cancelable operating leases are disclosed in Note 12.

Taxes: The company is subject to ongoing tax audits in tax jurisdictions around the world. See Note 11 for further information on the company’s income taxes.

Litigation: The company and certain subsidiaries are party to various lawsuits, claims and environmental actions that have arisen in the ordinary course of business. These include from time to time antitrust, commercial, patent infringement, product liability and wage hour lawsuits, as well as possible obligations to investigate and mitigate the effects on the environment of the disposal or release of certain chemical substances at various sites, such as Superfund sites and other operating or closed facilities. The company has established accruals for certain lawsuits, claims and environmental matters. The company currently believes that there is not a reasonably possible risk of material loss in excess of the amounts accrued related to these legal matters. Because litigation is inherently uncertain, and unfavorable rulings or developments could occur, there can be no certainty that the company may not ultimately incur charges in excess of presently recorded liabilities. A future adverse ruling, settlement or unfavorable development could result in future charges that could have a material adverse effect on the company’s results of operations or cash flows in the period in which they are recorded. The company currently believes that such future charges related to suits and legal claims, if any, would not have a material adverse effect on the company’s consolidated financial position.

Matters Related to Wage Hour claims

The company is a defendant in five wage hour lawsuits claiming violations of the Fair Labor Standards Act or a similar state law. Four of the suits seek certification of a state class of certain Institutional, Pest Elimination or GCS/Ecolab Equipment Care division associates. The fifth suit, in which a tentative settlement has been reached, seeks certification of a national class of certain independent contractors in the company’s U.S. Other Services segment, as well as the granting of certain employment benefits. None of the suits have been certified for class-action status. The suits are still in their initial phases.

Matters Related to the Merger Transaction With Nalco Holding Company

Following the announcement of the Nalco merger, four purported stockholders of Nalco filed putative class action lawsuits against the members of Nalco’s board of directors and Ecolab, among other defendants, in the Circuit Court of the Eighteenth Judicial Circuit, DuPage County, State of Illinois. The court consolidated the four putative class action lawsuits into one action. The plaintiffs in the consolidated action filed a consolidated amended complaint. The consolidated amended complaint alleges, among other things, that the merger transaction was the result of an unfair and inadequate process, that the consideration to be received by Nalco stockholders in the merger was inadequate, that the preliminary joint proxy statement/prospectus (filed with the Securities and Exchange Commission in connection with the merger) contained misstatements and omissions and that the members of Nalco’s board of directors breached their fiduciary duties to Nalco stockholders. The consolidated amended complaint additionally alleges that Nalco and Ecolab aided and abetted the Nalco board of directors in their alleged breach of fiduciary duties. The consolidated action sought, among other things, injunctive relief enjoining Ecolab and Nalco from proceeding with the merger.

On October 24, 2011, the parties to the consolidated action reached an agreement in principle regarding settlement of the consolidated action. Under the settlement, the consolidated action will be dismissed with prejudice on the merits and all defendants will be released from any and all claims relating to, among other things, the merger and any related disclosures. The settlement is subject to customary conditions, including completion of certain confirmatory discovery, class certification for purposes of settlement and final approval by the court. In exchange for the releases provided in the settlement, Ecolab and Nalco provided additional disclosure in the joint proxy statement/prospectus requested by plaintiffs in the consolidated action. The parties have agreed that the lead plaintiff may apply to the court for an award of attorneys’ fees and reimbursement of expenses, which, under certain circumstances, the defendants have agreed not to oppose.

As discussed below, Nalco had various pending claims in place prior to the close of the Nalco merger.

Matters Related to Deepwater Horizon Incident Response

On April 22, 2010, the deepwater drilling platform, the Deepwater Horizon, operated by a subsidiary of BP plc, sank in the Gulf of Mexico after a catastrophic explosion and fire that began on April 20, 2010. A massive oil spill resulted. Approximately one week following the incident, subsidiaries of BP plc, under the authorization of the responding federal agencies, formally requested Nalco Company, now an indirect subsidiary of Ecolab, to supply large quantities of COREXIT® 9500, a Nalco oil dispersant product listed on the U.S. EPA National Contingency Plan Product Schedule. Nalco Company responded immediately by providing available COREXIT and increasing production to supply the product to BP’s subsidiaries for use, as authorized and directed by agencies of the federal government throughout the incident. Prior to the incident, Nalco and its subsidiaries had not provided products or services or otherwise had any involvement with the Deepwater Horizon platform. On July 15, 2010, BP announced that it had capped the leaking well, and the application of dispersants by the responding parties ceased shortly thereafter.

On May 1, 2010, the President appointed retired U.S. Coast Guard Commandant Admiral Thad Allen to serve as the National Incident Commander in charge of the coordination of the response to the incident at the national level. The EPA directed numerous tests of all the dispersants on the National Contingency Plan Product Schedule, including those provided by Nalco Company, “to ensure decisions about ongoing dispersant use in the Gulf of Mexico are grounded in the best available science.” Nalco Company cooperated with this testing process and continued to supply COREXIT 9500, as requested by BP and government authorities. After review and testing of a number of dispersants, on June 30, 2010, and on August 2, 2010, the EPA released toxicity data for eight oil dispersants.

The use of dispersants by the responding parties was one tool used by the government and BP to avoid and reduce damage to the Gulf area from the spill. Since the spill occurred, the EPA and other federal agencies have closely monitored conditions in areas where dispersant has been applied. Nalco Company has encouraged ongoing monitoring and review of COREXIT and other dispersants and have cooperated fully with the governmental review and approval process. However, in connection with its provision of COREXIT, Nalco Company has been named in several lawsuits as described below.

Putative Class Action Litigation

In June, July and August 2010, and in April 2011, Nalco Company was named, along with other unaffiliated defendants, in eight putative class action complaints filed in either the United States District Court for the Eastern District of Louisiana (Parker, et al. v. Nalco Company, et al., Civil Action No. 2:10-cv-01749-CJB-SS; Harris, et al. v. BP, plc, et al., Civil Action No. 2:10-cv-02078-CJB-SS; Irelan v. BP Products, Inc., et al., Civil Action No. 11-cv-00881; Adams v. Louisiana, et al., Civil Action No. 11-cv-01051), the United States District Court for the Southern District of Alabama, Southern Division (Lavigne, et al. v. BP PLC, et al., Civil Action No. 1:10-cv-00222-KD-C; Wright, et al. v. BP, plc, et al., Civil Action No. 1:10-cv-00397-B) or the United States District Court for the Northern District of Florida, Pensacola Division (Walsh, et al. v. BP, PLC, et al., Civil Action No. 3:10-cv-00143-RV-MD; Petitjean, et al. v. BP, plc, et al., Case No. 3:10-cv-00316-RS-EMT) on behalf of various potential classes of persons who live and work in or derive income from the Coastal Zone. The Parker, Lavigne and Walsh cases have since been voluntarily dismissed. Each of the remaining actions contains substantially similar allegations, generally alleging, among other things, negligence relating to the use of our COREXIT dispersant in connection with the Deepwater Horizon oil spill. The plaintiffs in each of these putative class action lawsuits are generally seeking awards of unspecified compensatory and punitive damages, and attorneys’ fees and costs.

Other Related Federal Claims

In July, August, September, October and December 2010, Nalco Company was also named, along with other unaffiliated defendants, in eight complaints filed by individuals in either the United States District Court for the Eastern District of Louisiana (Ezell v. BP, plc, et al., Case No. 2:10-cv-01920-KDE-JCW), the United States District Court for the Southern District of Alabama, Southern Division (Monroe v. BP, plc, et al., Case No. 1:10-cv-00472-M; Hill v. BP, plc, et al., Civil Action No. 1:10-cv-00471-CG-N; Hudley v. BP, plc, et al., Civil Action No. 10-cv-00532-N), the United States District Court for the Northern District of Florida, Tallahassee Division (Capt Ander, Inc. v. BP, plc, et al., Case No. 4:10-cv-00364-RH-WCS), the United States District Court for the Southern District of Mississippi, Southern Division (Trehern v. BP, plc, et al., Case No. 1:10-cv-00432-HSO-JMR) or the United States District Court for the Southern District of Texas (Chatman v. BP Exploration & Production, Civil Action No. 10-cv-04329; Brooks v. Tidewater Marine LLC, et al., Civil Action No. 11-cv-00049).

In April 2011, Nalco Company was also named in Best v. British Petroleum plc, et al., Civil Action No. 11-cv-00772 (E.D. La.); Black v. BP Exploration & Production, Inc., et al. Civil Action No. 2:11-cv-867, (E.D. La.); Pearson v. BP Exploration & Production, Inc., Civil Action No. 2:11-cv-863, (E.D. La.); Alexander, et al. v. BP Exploration & Production, et al., Civil Action No. 11-cv-00951 (E.D. La.); and Coco v. BP Products North America, Inc., et al. (E.D. La.).

The complaints generally allege, among other things, negligence and injury resulting from the use of COREXIT dispersant in connection with the Deepwater Horizon oil spill. The complaints seek unspecified compensatory and punitive damages, and attorneys’ fees and costs. The Chatman case was voluntarily dismissed.

All of the above-referenced cases pending against Nalco Company have been administratively transferred for pre-trial purposes to a judge in the United States District Court for the Eastern District of Louisiana with other related cases under In Re: Oil Spill by the Oil Rig “Deepwater Horizon” in the Gulf of Mexico, on April 20, 2010, Civil Action No. 10-md-02179 (E.D. La.) (“MDL 2179”). Pursuant to orders issued by Judge Barbier in MDL 2179, the claims have been consolidated in several master complaints, including one naming Nalco Company and others who responded to the Gulf Oil Spill (known as the “B3 Bundle”). Plaintiffs are required by Judge Barbier to prepare a list designating previously-filed lawsuits that assert claims within the B3 Bundle regardless of whether the lawsuit named each defendant named in the B3 Bundle master complaint. Nalco Company has received a draft list from the plaintiffs’ steering committee. The draft list identifies fifteen cases in the B3 Bundle, some of which are putative class actions. Six cases previously filed against Nalco Company are not included in the B3 Bundle.

Pursuant to orders issued by Judge Barbier in MDL 2179, claimants wishing to assert causes of action subject to one or more of the master complaints were permitted to do so by filing a short-form joinder. A short-form joinder is deemed to be an intervention into one or more of the master complaints in MDL 2179. The deadline for filing short form joinders was April 20, 2011. Of the individuals who have filed short form joinders that intervene in the B3 Bundle, Nalco Company has no reason to believe that these individuals are different from those covered by the putative class actions described above. These plaintiffs who have intervened in the B3 Bundle seek to recover damages for alleged personal injuries, medical monitoring and/or property damage related to the oil spill clean-up efforts.

Nalco Company, the incident defendants and the other responder defendants have been named as third party defendants by Transocean Deepwater Drilling, Inc. and its affiliates (the “Transocean Entities”) (In re the Complaint and Petition of Triton Asset Leasing GmbH, et al, MDL No. 2179, Civil Action 10-2771). In April and May 2011, the Transocean Entities, Cameron International Corporation, Halliburton Energy Services, Inc., M-I L.L.C., Weatherford U.S., L.P. and Weatherford International, Inc. (collectively, the “Cross Claimants”) filed cross claims in MDL 2179 against Nalco Company and other unaffiliated cross defendants. The Cross Claimants generally allege, among other things, that if they are found liable for damages resulting from the Deepwater Horizon explosion, oil spill and/or spill response, they are entitled to indemnity or contribution from the cross defendants.

In April and June 2011, in support of its defense of the claims against it, Nalco Company filed counterclaims against the Cross Claimants. In its counterclaims, Nalco Company generally alleges that if it is found liable for damages resulting from the Deepwater Horizon explosion, oil spill and/or spill response, it is entitled to contribution or indemnity from the Cross Claimants.

Other Related State Court Actions

In March 2011, Nalco Company was named, along with other unaffiliated defendants, in an amended complaint filed by an individual in the Circuit Court of Harrison County, Mississippi, Second Judicial District (Franks v. Sea Tow of South Miss, Inc., et al., Cause No. A2402-10-228 (Circuit Court of Harrison County, Mississippi)). The amended complaint generally asserts, among other things, negligence and strict product liability claims relating to the plaintiff’s alleged exposure to chemical dispersants manufactured by Nalco Company. The plaintiff seeks unspecified compensatory damages, medical expenses, and attorneys’ fees and costs.

In October 2011, Nalco Company was named along with other unaffiliated defendants, in a complaint filed in Louisiana State Court, Toups, et al. v Nalco Company, et al., No. 59-121 (25th Judicial District Court, Parish of Plaquemines, Louisiana). The complaint alleges that 26 boat operators and clean-up technicians suffered health-related problems as a result of using chemicals during the oil spill response efforts.

On January 18, 2012, Nalco Company was named, along with other unaffiliated defendants, in a complaint filed in Louisiana State Court, Top Water Charters, LLC v. BP, P.L.C., et al., No. 0165708 (32nd Judicial District Court, Parish of Terrebonne, Louisiana). The complaint generally alleges, among other things, negligence and gross negligence relating to the Deepwater Horizon oil spill and use of chemical dispersants. The plaintiffs allege that the oil and dispersants have harmed their fishing charter businesses and seek unspecified compensatory damages, punitive damages and attorneys’ fees and costs.

The company believes the claims asserted against Nalco Company are without merit and intends to defend these lawsuits vigorously. The company also believes that it has rights to contribution and/ or indemnification (including legal expenses) from third parties. However, the company cannot predict the outcome of these lawsuits, the involvement it might have in these matters in the future, or the potential for future litigation.

RETIREMENT PLANS	12 Months Ended
Dec. 31, 2011
RETIREMENT PLANS
RETIREMENT PLANS

15. RETIREMENT PLANS

Pension and Postretirement Health Care Benefits Plans

With the December 1, 2011 merger with Nalco, Ecolab assumed sponsorship of the legacy Nalco qualified and non-qualified pension and other post-retirement benefit plans that provide benefits to U.S. and non-U.S. employees. As a result, the company assumed the following plan assets and obligations from Nalco. Additionally, where appropriate, disclosures within Note 15 include 2011 Nalco data.

MILLIONS			U.S. POST-
		INTERNATIONAL	RETIREMENT
	U.S. PENSION	PENSION	HEALTHCARE
Fair value of plan assets	$290.2	$257.6	$—
Projected benefit obligation	$537.4	$402.8	$121.4

The combined Ecolab and Nalco company has non-contributory qualified defined benefit pension plans covering most of its U.S. employees. The combined company also has U.S. non-contributory non-qualified defined benefit plans, which provide for benefits to employees in excess of limits permitted under its U.S. pension plan. The non-qualified plans are not funded and the recorded benefit obligation for the non-qualified plans was $94 million and $75 million at December 31, 2011 and 2010, respectively. The measurement date used for determining the U.S. pension plan assets and obligations is December 31.

Various international subsidiaries also have defined benefit pension plans. International plans are funded based on local country requirements. The measurement date used for determining the international pension plan assets and obligations is November 30, the fiscal year-end of the company’s international affiliates.

The combined company provides postretirement health care benefits to certain U.S. employees. The corresponding plans are contributory based on years of service and family status, with retiree contributions adjusted annually. The measurement date used to determine the U.S. postretirement health care plan assets and obligations is December 31. Certain employees outside the U.S. are covered under government-sponsored programs, which are not required to be fully funded. The expense and obligation for providing international postretirement health care benefits is not significant.

The following table sets forth financial information related to the company’s pension and postretirement health care plans:

	U.S. PENSION (a)		INTERNATIONAL PENSION		U.S. POSTRETIREMENT HEALTH CARE
MILLIONS	2011	2010	2011	2010	2011	2010
Accumulated Benefit Obligation, end of year	$1,683.5	$1,023.4	$896.0	$537.4	$277.3	$159.4
Projected Benefit Obligation
Projected benefit obligation, beginning of year	1,154 .7	1,092.7	579.4	563.4	159.4	154.6
Service cost	46.7	50.6	23.1	18.9	2.2	2.0
Interest	63.4	62.6	28.2	26.7	9.0	8.8
Participant contributions			3.7	3.2	4.4	3.5
Medicare subsidies received					0.7	0.7
Curtailments and settlements		(0.6)	(5.4)	(0.1)
Plan amendments		(39.8)	(3.7)		0.1
Actuarial loss (gain)	128.9	23.1	(43.0)	34.1	(6.2)	2.8
Assumed through Nalco merger	537.4		402.8		121.4
Benefits paid	(38.7)	(33.9)	(26.3)	(18.0)	(13.7)	(13.0)
Foreign currency translation			19.8	(48.8)
Projected benefit obligation, end of year	1,892.4	1,154.7	978.6	579.4	277.3	159.4
Plan Assets
Fair value of plan assets, beginning of year	988.9	898.8	318.5	299.4	19.6	12.7
Actual returns on plan assets	7.3	120.8	9.7	24.9	0.2	2.4
Company contributions	104.4	3.2	44.0	27.4	8.2	16.0
Participant contributions			3.7	3.2	2.3	1.5
Assumed through Nalco merger	290.2		257.6
Settlements			(4.3)
Benefits paid	(38.7)	(33.9)	(26.3)	(18.0)	(13.7)	(13.0)
Foreign currency translation			9.7	(18.4)
Fair value of plan assets, end of year	1,352.1	988.9	612.6	318.5	16.6	19.6
Funded Status, end of year	(540.3)	(165.8)	(366.0)	(260.9)	(260.7)	(139.8)

Amounts recognized in Consolidated Balance Sheet:
Other assets			22.3	1.5
Other current liabilities	(10.6)	(4.3)	(11.4)	(7.4)	(8.0)	(1.8)
Postretirement healthcare and pension benefits	(529.7)	(161.5)	(376.9)	(255.0)	(252.7)	(138.0)
Net liability	(540.3)	(165.8)	(366.0)	(260.9)	(260.7)	(139.8)

Amounts recognized in Accumulated
Other Comprehensive Loss:
Unrecognized net actuarial loss	690.4	499.9	102.8	134.6	12.9	18.1
Unrecognized net prior service costs (benefits)	(33.9)	(38.0)	(2.5)	1.2	0.3	0.3
Tax benefit	(251.7)	(179.3)	(30.8)	(41.3)	(6.2)	(8.1)
Accumulated other comprehensive loss, net of tax	404.8	282.6	69.5	94.5	7.0	10.3

Change in Accumulated Other Comprehensive Loss:
Amortization of net actuarial loss	(31.8)	(24.7)	(8.1)	(4.0)	(0.2)	(0.2)
Amortization of prior service benefits (costs)	4.2	(0.5)	(0.1)	(0.4)	(0 .1)	0.4
Current period net actuarial loss (gain)	222.2	(7.6)	(30.2)	26.4	(5.0)	(4.6)
Current period prior service costs		(39.8)	(3.7)		0.1
Curtailment		(0.9)
Tax expense (benefit)	(72.4)	28.2	10.5	(7.7)	1.9	1.8
Foreign currency translation			6.6	(5.1)
Other comprehensive loss (income)	122.2	(45.3)	(25.0)	9.2	(3.3)	(2.6)

(a) Includes qualified and non-qualified plans

Estimated amounts in accumulated other comprehensive loss expected to be reclassified to net period cost during 2012 are as follows:

	U.S.	INTERNATIONAL	U.S. POSTRETIREMENT
MILLIONS	PENSION (a)	PENSION	HEALTH CARE

Net actuarial loss	$45.1	$3.9	$0.4
Net prior service costs/(benefits)	(4.2)	(0.2)	0.1
Total	$40.9	$3.7	$0.5

(a) Includes qualified and non-qualified plans

The aggregate projected benefit obligation, accumulated benefit obligation and fair value of plan assets for plans with accumulated benefit obligations in excess of plan assets were as follows:

DECEMBER 31 (MILLIONS)	2011	2010
Aggregate projected benefit obligation	$2,638.2	$526.4
Accumulated benefit obligation	2,378.2	478.3
Fair value of plan assets	1,727.8	194.1

These plans include various international pension plans and the U.S. postretirement health care plans, which are funded consistent with local practices and requirements. These plans also include the U.S. non-qualified pension plans which are not funded, as well as for 2011, the U.S. qualified pension plans.

Plan Assets

The fair value of plan assets is determined by using a fair value methodology that categorizes the inputs used to measure fair value. The first category is for unadjusted quoted prices in an active market (Level 1). The second category is for values measured using significant observable inputs, such as quoted prices for a similar asset or liability in an active market (Level 2). The third category is for fair value measurements based on significant unobservable inputs (Level 3).

Cash, equity securities and fixed income (Level 1): Valued at the quoted market prices of shares held by the plans at year-end in the active market on which the individual securities are traded.

Real estate and insurance contracts (Level 2): Valued based on inputs other than quoted prices that are observable for the securities.

Hedge funds and private equity (Level 3): Valued based on the net asset values of the underlying partnerships. The net asset values of the partnerships are based on the fair values of the underlying investments of the partnerships. Quoted market prices are used to value the underlying investments of the partnerships, where available.

United States

The allocation and fair value of the company’s U.S. plan assets for its defined benefit pension and postretirement health care benefit plans are as follows:

ASSET CATEGORY	TARGET ASSET ALLOCATION PERCENTAGE		PERCENTAGE OF PLAN ASSETS
DECEMBER 31 (%)	2011	2010	2011	2010
Cash				2%
Equity securities:
Large cap equity	34%	35%	38%	43
Small cap equity	9	10	10	12
International equity	13	13	12	13
Fixed income:
Core fixed income	22	22	22	20
High-yield bonds	2	—	2	—
Other:
Real estate	4	5	4	3
Hedge funds	10	6	9	6
Private equity	6	5	3	1
Alternative investments	—	4	—	—
Total	100%	100%	100%	100%

MILLIONS	FAIR VALUE AS OF DECEMBER 31, 2011
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Equity securities:
Large cap equity	$525.1			$525.1
Small cap equity	131.0			131.0
International equity	161.8			161.8
Fixed income:
Core fixed income	303.5			303.5
High-yield bonds	21.0			21.0
Emerging markets	6.1			6.1
Other:
Real estate		$49.4		49.4
Hedge funds			$127.1	127.1
Private equity			41.5	41.5
Other	1.7	0.5		2.2
Total	$1,150.2	$49.9	$168.6	$1,368.7

MILLIONS	FAIR VALUE AS OF DECEMBER 31, 2010
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Cash	$19.7			$19.7
Equity securities:
Large cap equity	433.0			433.0
Small cap equity	120.0			120.0
International equity	135.5			135.5
Fixed income:
Core fixed income	205.4			205.4
Other:
Real estate		$28.9		28.9
Hedge funds			$55.4	55.4
Private equity			10.6	10.6
Total	$913.6	$28.9	$66.0	$1,008.5

For those assets that are valued using significant unobservable inputs (level 3), the following is a rollforward of the significant activity for the year:

MILLIONS	HEDGE FUNDS	PRIVATE EQUITY
Beginning balance at December 31, 2010	$55.4	$10.6
Assumed through Nalco merger	25.9	21.0
Actual return on plan assets Unrealized gains (losses)	(0.9)	2.7
Purchases, sales and settlements, net	46.7	7.2
Transfers in and/or out	—	—
Ending balance at December 31, 2011	$127.1	$41.5

MILLIONS	HEDGE FUNDS	PRIVATE EQUITY
Beginning balance at December 31, 2009	$49.3	$3.1
Actual return on plan assets
Unrealized gains	2.6	1.1
Realized losses	—	(0.2)
Purchases, sales and settlements, net	3.5	6.6
Transfers in and/or out	—	—
Ending balance at December 31, 2010	$55.4	$10.6

The company is responsible for the valuation process and seeks to obtain quoted market prices for all securities. When quoted market prices are not available, a number of methodologies are used to establish fair value estimates, including discounted cash flow models, prices from recently executed transactions of similar securities or broker/dealer quotes using market observable information to the extent possible. The company reviews the values generated by those models for reasonableness and, in some cases, further analyzes and researches values generated to ensure their accuracy, which includes reviewing other publicly available information.

The company’s U.S. investment strategy and policies are designed to maximize the possibility of having sufficient funds to meet the long-term liabilities of the pension fund, while achieving a balance between the goals of asset growth of the plan and keeping risk at a reasonable level. Current income is not a key goal of the plan. The asset allocation position reflects the ability and willingness to accept relatively more short-term variability in the performance of the pension plan portfolio in exchange for the expectation of better long-term returns, lower pension costs and better funded status in the long run.

The pension fund is diversified across a number of asset classes and securities. Selected individual portfolios within the asset classes may be undiversified while maintaining the diversified nature of total plan assets. The company has no significant concentration of risk in its U.S. plan assets.

International

The fair value of the company’s international plans and the allocation of plan assets for its defined benefit pension plans are as follows:

ASSET CATEGORY	PERCENTAGE OF PLAN ASSETS
	2011	2010
DECEMBER 31 (%)
Cash	1%	1%
Equity securities:
International equity	41	39
Fixed income:
Corporate bonds	25	24
Government bonds	17	15
Total fixed income	42	39
Other:
Real estate	1	4
Insurance contracts	15	17
Total	100%	100%

MILLIONS	FAIR VALUE AS OF DECEMBER 31, 2011
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Cash	$6.7			$6.7
Equity securities:
International equity	248.0			248.0
Fixed income:
Corporate bonds	153.9	$0.2		154.1
Government bonds	102.3			102.3
Other:
Real estate		9.0		9.0
Insurance contracts		92.5		92.5
Total	$510.9	$101.7		$612.6

MILLIONS	FAIR VALUE AS OF DECEMBER 31, 2010
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Cash	$1.9			$1.9
Equity securities:
International equity	123.7			123.7
Fixed income:
Corporate bonds	77.2			77.2
Government bonds	47.3			47.3
Other:
Real estate		$12.3		12.3
Insurance contracts		56.1		56.1
Total	$250.1	$68.4		$318.5

Assets of funded retirement plans outside the U.S. are managed in each local jurisdiction and asset allocation strategy is set in accordance with local rules, regulations and practice. Therefore, no overall target asset allocation is presented. Although equity securities are all considered international for the company, some equity securities are considered domestic for the local plan. The funds are invested in a variety of equities, bonds and real estate investments and, in some cases, the assets are managed by insurance companies which may offer a guaranteed rate of return. The company has no investments that are level 3 in its international plan assets. The company has no significant concentration of risk in its international plan assets.

Net Periodic Benefit Costs

Pension and postretirement health care benefits expense for the company’s operations:

	U.S. PENSION(a)			INTERNATIONAL PENSION			U.S. POSTRETIREMENT HEALTH CARE
MILLIONS	2011	2010	2009	2011	2010	2009	2011	2010	2009
Service cost - employee benefits earned during the year	$46.7	$50.6	$47.2	$23.1	$18.9	$14.9	$2.2	$2.0	$2.0
Interest cost on benefit obligation	63.4	62.6	59.0	28.2	26.7	24.6	9.0	8.8	9.5
Expected return on plan assets	(100.6)	(90.1)	(75.5)	(22.5)	(17.0)	(16.4)	(1.4)	(1.5)	(1.4)
Recognition of net actuarial loss	31.8	24.7	15.9	5.7	4.0	1.6	0.2	0.2	4.3
Amortization of prior service cost (benefit)	(4.2)	0.5	0.5	0.1	0.4	0.3	0 .1	(0.4)	(5.9)
Settlements/Curtailments	—	0.3		1.3	0.1	0.5	—		0.9
Total expense	$37.1	$48.6	$47.1	$35.9	$33.1	$25.5	$10.1	$9.1	$9.4

(a) Includes qualified and non-qualified plans

Plan assumptions

	U.S. PENSION(a)			INTERNATIONAL PENSION			U.S. POSTRETIREMENT HEALTH CARE
PERCENT	2011	2010	2009	2011	2010	2009	2011	2010	2009
Weighted-average actuarial assumptions used to determine benefit obligations as of year end:
Discount rate	4.86%	5.41%	5.84%	5.02%	4.62%	5.21%	4.80%	5.41%	5.84%
Projected salary increase	4.08	4.32	4.32	2.98	3.40	3.38
Weighted-average actuarial assumptions used to determine net cost:
Discount rate	5.23	5.84	6.26	4.26	5.21	6.39	5.34	5.84	6.26
Expected return on plan assets	8.44	8.50	8.50	6.37	6.22	5.48	8.50	8.50	8.50
Projected salary increase	4.07	4.32	4.32	3.62	3.38	3.23

(a) Includes qualified and non-qualified plans

The discount rate assumptions for the U.S. plans are developed using a bond yield curve constructed from a population of high-quality, non-callable, corporate bond issues with maturities ranging from six months to thirty years. Individual discount rates are estimated for each of the U.S. plans and are based on the durations of each underlying plan. The company reassessed the population of bonds and the underlying discount rate curves for measurement of the plans as of December 31, 2011. The reassessment of the bond yield curve was driven by the planned discontinuation of the company’s previous bond yield curve. As a result of this reassesment, the company selected a new curve that utilizes a market weighted convention which the company believes is more accurate than the simple weighted curve previously used. The legacy Nalco U.S. plans were measured using the same bond yield curves as adopted by Ecolab.

The expected long-term rate of return used for the U.S. plans is generally based on the pension plan’s asset mix. The company considers expected long-term real returns on asset categories, expectations for inflation, and estimates of the impact of active management of the assets in coming to the final rate to use. The company also considers actual historical returns.

The expected long-term rate of return used in the company’s international plans is determined in each local jurisdiction and is based on the assets held in that jurisdiction, the expected rate of returns for the type of assets held and any guaranteed rate of return provided by the investment. The other assumptions used to measure the international pension obligations, including discount rate, vary by country based on specific local requirements and information. As previously noted, the measurement date for these plans is November 30. Discount rates were lower at December 31, 2011 as compared to November 30, 2011.

For postretirement benefit measurement purposes as of December 31, 2011, the annual rates of increase in the per capita cost of covered health care were assumed to be 7.5% (for pre-age 65 retirees) and 8% (for post-age 65 retirees). The rates were assumed to decrease each year until they reach 5% in 2020 for both pre-age 65 retirees and post-age 65 retirees and remain at those levels thereafter. Health care costs which are eligible for subsidy by the company are limited to a maximum 4% annual increase beginning in 1996 for certain employees.

Assumed health care cost trend rates have an effect on the amounts reported for the company’s U.S. postretirement health care benefits plan. A one-percentage point change in the assumed health care cost trend rates would have the following effects:

	1-PERCENTAGE POINT
MILLIONS	INCREASE	DECREASE
Effect on total of service and interest cost components	$0.4	$(0.3)
Effect on postretirement benefit obligation	0.1	(2.1)

Multiemployer Plan

The company contributes to a multiemployer defined benefit pension plan under the terms of a collective-bargaining agreement that covers certain of its union-represented employees. The risks of participating in a multiemployer plan are different from single-employer pension plans such that assets contributed to the multiemployer plan by one employer may be used to provide benefits to employees of other participating employers. Additionally, if a participating employer stops contributing to the plan, the unfunded obligations of the plan may be borne by the remaining participating employers, and if the company chooses to stop participating in the multiemployer plan, the company may be required to pay the plan an amount based on the underfunded status of the plan, referred to as a withdrawal liability.

The company contributed $0.4 million during 2011 and $0.5 million in both 2010 and 2009 to its multiemployer defined benefit pension plan. Participation in the multiemployer pension plan is not considered significant to the company as a whole.

Amendments

In December 2010, the company amended the legacy Ecolab qualified and non-qualified U.S. pension plans to change the formula for benefit accruals in future years for certain plan participants. These amendments resulted in a decrease in the projected benefit obligation as of December 31, 2010.

Health Care Reform

In March 2010, the Patient Protection and Affordable Care Act and Health Care and Education Reconciliation Act were signed into law in the U.S. These new laws impact active employees who receive health care coverage through an employer as well as retirees who have postretirement health care benefits. Many provisions of the new laws do not take effect until future years; however, accounting rules require the expected impact on the postretirement health care plan to be reflected in the current period, if material. Based on the company’s analysis of the new laws, the company concluded that the new laws are not a significant event for the plan and interim remeasurement was not required. As of the December 31, 2010 measurement date, the new laws decreased our postretirement health care benefits projected benefit obligation by $0.3 million.

Cash Flows

As of year-end 2011, the company’s estimate of benefits expected to be paid in each of the next five fiscal years and in the aggregate for the five fiscal years thereafter for the company’s pension and postretirement health care benefit plans are as follows:

MILLIONS	ALL PLANS	MEDICARE SUBSIDY RECEIPTS
2012	$162	$2
2013	164	1
2014	169	—
2015	182	—
2016	183	—
2017-2021	1,029	—

Depending on plan funding levels, the legacy Nalco U.S. defined benefit qualified pension plan provides terminating participants with an option to receive their pension benefits in the form of lump sum payments.

The company is currently in compliance with all funding requirements of its U.S. pension and postretirement health care plans. The company’s funding policy for the U.S. pension plan is to achieve and maintain a return on assets that meets the long-term funding requirements identified by the projections of the pension plan’s actuaries while simultaneously satisfying the fiduciary responsibilities prescribed in ERISA. The company also takes into consideration the tax deductibility of contributions to the benefit plans. In January 2011, the company made a $100 million voluntary contribution to the U.S. pension plan. Certain international pension benefit plans are required to be funded in accordance with local government requirements. The company estimates that it will contribute approximately $109 million to the pension and postretirement health care benefit plans during 2012.

The company is not aware of any expected refunds of plan assets within the next twelve months from any of its existing U.S. or international pension or postretirement benefit plans.

Savings Plan, ESOP and Profit Sharing

Legacy Ecolab

The company provides a 401(k) savings plan for substantially all U.S. employees. Employee before-tax contributions of up to 3% of eligible compensation are matched 100% by the company and employee before-tax contributions between 3% and 5% of eligible compensation are matched 50% by the company. The company’s matching contributions are 100% vested immediately. The company’s contributions amounted to $24 million in 2011, $23 million in 2010 and $22 million in 2009.

Legacy Nalco

The company sponsors a defined contribution profit sharing and savings plan for most legacy Nalco U.S. employees. Under the plan, annual profit sharing contributions are made to the accounts of participating employees that vary based on the company’s financial performance. In addition, the plan provides for matching contributions of up to 4% of eligible compensation for employees who elect to contribute to 401(k) accounts. All contributions are made to the Profit Sharing, Investment and Pay Deferral Plan Trust (the “Trust”). Contributions to the Trust, profit sharing and 401(k) matching contribution expenses from December 1, 2011 though the end of 2011 were $0.9 million, $1.8 million and $1.0 million, respectively. The company had a payable to the Trust of $34.2 million at December 31, 2011, which will be paid during 2012.

OPERATING SEGMENTS AND GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2011
OPERATING SEGMENTS AND GEOGRAPHIC INFORMATION
OPERATING SEGMENTS AND GEOGRAPHIC INFORMATION

16. OPERATING SEGMENTS AND GEOGRAPHIC INFORMATION

Prior to the Nalco merger, the company aggregated its twelve operating units into three reportable segments: U.S. Cleaning & Sanitizing, U.S. Other Services and International. Subsequent to the Nalco merger, the company continued to aggregate the legacy Ecolab operating units into the same three reportable segments. Effective with the Nalco merger, the company added Nalco’s three legacy operating units (Water Services, Paper Services and Energy Services) as individual reportable segments to the merged company’s reporting structure, as discussed below. The profitability of the company’s operating segments is evaluated by management based on operating income. The company has no intersegment revenues.

Legacy Ecolab

U.S. Cleaning & Sanitizing - This reportable segment provides cleaning and sanitizing products to U.S. markets through its legacy Ecolab Institutional, Food & Beverage, Kay, Healthcare, Textile Care and Vehicle Care operating segments. These operating segments exhibit similar products, manufacturing processes, customers, distribution methods and economic characteristics.

U.S. Other Services - This reportable segment includes all other U.S. operations of the legacy Ecolab company. This segment provides pest elimination and kitchen equipment repair and maintenance through its Pest Elimination and Equipment Care operating segments, respectively. These two operating segments are primarily fee for service businesses. Since the primary focus of these businesses is service, they have not been combined with the company’s U.S. Cleaning & Sanitizing reportable segment. These operating segments are combined and disclosed as an “all other” category.

International - This reportable segment includes four legacy Ecolab operating segments: Europe/Middle East/Africa (EMEA), Asia Pacific, Latin America and Canada. These segments provide cleaning and sanitizing products as well as pest elimination service. Legacy Ecolab International operations are managed by geographic region and exhibit similar products, manufacturing processes, customers, distribution methods and economic characteristics.

The company evaluates the performance of its legacy Ecolab International operations based on fixed currency exchange rates. The difference between the fixed currency exchange rates and the actual currency exchange rates is reported as “currency impact” in operating segment reporting. All other accounting policies of the reportable segments are consistent with accounting principles generally accepted in the United States of America and the accounting policies of the company described in Note 2.

Legacy Nalco

The legacy Nalco business provides integrated water treatment and process improvement services for industrial and institutional applications, using technologically advanced solutions, combining chemical products and equipment, and consistent, reliable on-site service and expertise.

These solutions and services enable the company’s customers to improve production yields, lower manufacturing costs, extend asset lives and maintain environmental standards at costs that represent a small share of their overall production expense.

The legacy Nalco business is operated through three reportable segments as described below.

Water Services - This reportable segment serves the global water treatment and process chemical needs of the industrial and institutional markets.

Paper Services - This reportable segment serves the process chemicals and water treatment needs of the global pulp and paper industry.

Energy Services - This reportable segment serves the process chemicals and water treatment needs of the global petroleum and petrochemical industries in both upstream and downstream applications.

Corporate

Consistent with the company’s internal management reporting, corporate operating expense for 2011, 2010 and 2009 includes $169.5 million, $7.5 million and $79.7 million, respectively, of special charges included on the Consolidated Statement of Income as well as merger integration costs, investments the company is making in business systems and investments in the company’s business structure. Starting in December 2011, effective with the Nalco merger, asset fair value step-up amortization specifically related to Nalco assets is also included in the corporate segment.

The company has two classes of products within its U.S. Cleaning & Sanitizing and International operations which comprised 10% or more of consolidated net sales in any of the last three years. Sales of warewashing products were approximately 18% of consolidated net sales in 2011, and approximately 19% in both 2010 and 2009. Sales of laundry products were approximately 10% of consolidated net sales in 2011 and 2010 and approximately 11% in 2009.

Total service revenue within the company’s operating segments, at public exchange rates, is included in the following table. Service revenue within the legacy Nalco operating segments is not significant.

	Service Revenue
(MILLIONS)	2011	2010	2009
U.S. Other Services	$384.5	$379.0	$381.0
International	202.4	183.0	171.0

Operating Segment Information

The following tables present net sales and operating income (loss) by reportable segment.

	Net Sales			Operating Income (Loss)
MILLIONS	2011	2010	2009	2011	2010	2009
Legacy Ecolab

U.S. Cleaning & Sanitizing	$2,930.3	$2,721.9	$2,663.3	$556.7	$513.9	$495.2
U.S. Other Services	457.1	448.5	449.4	69.7	71.4	65.7
Total U.S.	3,387.4	3,170.4	3,112.7	626.4	585.3	560.9

International	3,110.7	2,932.2	2,836.9	292.5	260.6	237.6
Currency impact	136.6	(12.9)	(49.0)	11.6	(8.6)	(13.3)
Ecolab subtotal	6,634.7	6,089.7	5,900.6	930.5	837.3	785.2

Legacy Nalco

Water Services	67.2	—	—	11.0	—	—
Paper Services	33.9	—	—	6.2	—	—
Energy Services	92.3	—	—	17.7	—	—
Nalco subtotal	193.4	—	—	34.9	—	—

Corporate	(29.6)	—	—	(211.6)	(30.5)	(103.9)
Consolidated	$6,798.5	$6,089.7	$5,900.6	$753.8	$806.8	$681.3

The following tables present the company’s depreciation and amortization, capital expenditures (including capitalized software expenditures) and total assets by reportable segment. The legacy Nalco amounts are presented in total as discretely identifiable amounts by reportable segment are not available. Corporate assets are principally cash and cash equivalents and deferred taxes. All amounts presented are measured in public exchange rates.

				Capital Expenditures
	Depreciation & Amortization			(Including Capitalized Software)			Total Assets
(MILLIONS)	2011	2010	2009	2011	2010	2009	2011	2010

U.S. Cleaning & Sanitizing	$199.8	$184.3	$185.4	$163.4	$148.7	$145.5	$2,270.7	$1,876.2
U.S. Other Services	5.3	5.4	6.4	4.5	2.5	4.0	154.2	149.4
International	174.0	158.2	142.5	176.3	146.5	147.8	2,607.9	2,413.4
Legacy Nalco	5.6	—	—	21.8	—	—	11,082.4	—
Corporate	11.0	—	—	—	—	—	2,125.6	433.2
Consolidated	$395.7	$347.9	$334.3	$366.0	$297.7	$297.3	$18,240.8	$4,872.2

Geographic Information

Net sales and property, plant and equipment at public exchange rates by geographic region are as follows:

				Property, Plant
		Net Sales		& Equipment, net

(MILLIONS)	2011	2010	2009	2011	2010

United States	$3,551.2	$3,170.4	$3,112.7	$1,205.4	$628.4
EMEA	1,955.5	1,843.2	1,854.4	488.4	298.7
Asia Pacific	721.4	575.7	489.8	366.3	126.8
Latin America	321.2	272.5	246.0	147.4	57.6
Canada	249.2	227.9	197.7	87.9	36.8
Consolidated	$6,798.5	$6,089.7	$5,900.6	$2,295.4	$1,148.3

QUARTERLY FINANCIAL DATA (UNAUDITED)	12 Months Ended
Dec. 31, 2011
QUARTERLY FINANCIAL DATA (UNAUDITED)
QUARTERLY FINANCIAL DATA (UNAUDITED)

17. QUARTERLY FINANCIAL DATA (UNAUDITED)

MILLIONS, EXCEPT PER SHARE	FIRST QUARTER	SECOND QUARTER	THIRD QUARTER	FOURTH QUARTER	YEAR

2011
Net sales (including special charges of $29.6 in Q4)	$1,518.3	$1,698.8	$1,736.1	$1,845.3	$6,798.5
Cost of sales (including special charges of $0.8, $4.5 and $3.6 in Q1, Q3 and Q4, respectively)	770.4	860.8	877.9	966.5	3,475.6
Selling, general and administrative expenses	581.6	609.6	595.3	651.6	2,438.1
Special (gains) and charges	14.6	30.1	23.3	63.0	131.0
Operating income	151.7	198.3	239.6	164.2	753.8
Interest expense, net (including special charges of $1.5 in Q4)	13.5	13.1	13.2	34.4	74.2
Income before income taxes	138.2	185.2	226.4	129.8	679.6
Provision for income taxes	44.4	59.0	71.9	41.0	216.3
Net income including noncontrolling interest	93.8	126.2	154.5	88.8	463.3
Less: Net income attributable to noncontrolling interest	0.2	0.3	0.2	0.1	0.8
Net income attributable to Ecolab	$93.6	$125.9	$154.3	$88.7	$462.5
Earnings attributable to Ecolab per common share
Basic	$0.40	$0.54	$0.67	$0.35	$1.95
Diluted	$0.40	$0.53	$0.65	$0.34	$1.91
Weighted-average common shares outstanding
Basic	232.0	231.6	231.9	252.2	236.9
Diluted	235.9	236.1	236.1	257.5	242.1

2010
Net sales	$1,432.1	$1,520.2	$1,561.9	$1,575.5	$6,089.7
Cost of sales	716.7	750.0	763.4	783.7	3,013.8
Selling, general and administrative expenses	558.1	565.3	558.5	579.7	2,261.6
Special (gains) and charges	3.5	0.6	(5.1)	8.5	7.5
Operating income	153.8	204.3	245.1	203.6	806.8
Interest expense, net	15.0	15.0	14.9	14.2	59.1
Income before income taxes	138.8	189.3	230.2	189.4	747.7
Provision for income taxes	43.1	59.8	55.9	57.8	216.6
Net income including noncontrolling interest	95.7	129.5	174.3	131.6	531.1
Less: Net income attributable to noncontrolling interest	0.2	0.2	0.1	0.3	0.8
Net income attributable to Ecolab	$95.5	$129.3	$174.2	$131.3	$530.3
Earnings attributable to Ecolab per common share
Basic	$0.41	$0.55	$0.75	$0.57	$2.27
Diluted	$0.40	$0.54	$0.74	$0.56	$2.23
Weighted-average common shares outstanding
Basic	235.4	233.4	232.8	232.1	233.4
Diluted	239.0	237.4	237.0	236.4	237.6

Per share amounts do not necessarily sum due to changes in the calculation of shares outstanding for each discrete period and rounding.

SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2011
SIGNIFICANT ACCOUNTING POLICIES
Principles of Consolidation

Principles of Consolidation

The consolidated financial statements include the accounts of the company and all subsidiaries in which the company has a controlling financial interest. Investments in companies or partnerships in which the company does not have control, but has the ability to exercise significant influence over operating and financial policies, are reported using the equity method. International subsidiaries, including those acquired from Nalco, are included in the financial statements on the basis of their November 30 fiscal year-ends to facilitate the timely inclusion of such entities in the company’s consolidated financial reporting. All intercompany transactions and profits are eliminated in consolidation.

Use of Estimates

Use of Estimates

The preparation of the company’s financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from these estimates. The company’s critical accounting estimates include revenue recognition, valuation allowances and accrued liabilities, actuarially determined liabilities, share-based compensation, income taxes, long-lived assets, intangible assets and goodwill.

Foreign Currency Translation

Foreign Currency Translation

Financial position and reported results of operations of the company’s international subsidiaries are measured using local currencies as the functional currency. Assets and liabilities of these operations are translated at the exchange rates in effect at each fiscal year end. The translation adjustments related to assets and liabilities that arise from the use of differing exchange rates from period to period are included in accumulated other comprehensive income (loss) in shareholders’ equity. Income statement accounts are translated at average rates of exchange prevailing during the year. The company evaluates its International operations based on fixed rates of exchange; however, the different exchange rates from period to period impact the amount of reported income from consolidated operations. The foreign currency fluctuations of any foreign subsidiaries that operate in highly inflationary environments are included in results of operations.

Concentration of Credit Risk

Concentration of Credit Risk

Credit risk represents the accounting loss that would be recognized at the reporting date if counterparties failed to perform as contracted. The company believes the likelihood of incurring material losses due to concentration of credit risk is remote. The principal financial instruments subject to credit risk are as follows:

Cash and Cash Equivalents - The company’s investment policy limits exposure to concentrations of credit risk and changes in market conditions.

Accounts Receivable - A large number of customers in diverse industries and geographies, as well as the practice of establishing reasonable credit lines, limits credit risk. Based on historical trends and experiences, the allowance for doubtful accounts is adequate to cover potential credit risk losses.

Foreign Currency Contracts and Derivatives - Exposure to credit risk is limited by internal policies and active monitoring of outstanding positions. In addition, the company selects a diversified group of major international banks and financial institutions as counterparties. The company does not anticipate nonperformance by any of these counterparties.

Cash and Cash Equivalents
Cash and Cash Equivalents Cash equivalents include highly-liquid investments with a maturity of three months or less when purchased.

Accounts Receivable and Allowance For Doubtful Accounts

Accounts Receivable and Allowance For Doubtful Accounts

Accounts receivable are carried at their face amounts less an allowance for doubtful accounts. Accounts receivable are recorded at the invoiced amount and generally do not bear interest. The company estimates the balance of allowance for doubtful accounts by analyzing accounts receivable balances by age and applying historical write-off and collection trend rates. The company’s estimates include separately providing for customer balances based on specific circumstances and credit conditions, and when it is deemed probable that the balance is uncollectible. Account balances are charged off against the allowance when it is determined the receivable will not be recovered.

The company’s allowance for doubtful accounts balance includes an allowance for the expected return of products shipped and credits related to pricing or quantities shipped of approximately $12 million, $7 million and $10 million as of December 31, 2011, 2010 and 2009, respectively. Returns and credit activity is recorded directly to sales.

The following table summarizes the activity in the allowance for doubtful accounts:

MILLIONS	2011	2010	2009
Beginning balance	$45	$52	$44
Bad debt expense	15	18	27
Write-offs	(16)	(20)	(23)
Other(a)	5	(5)	4
Ending balance	$49	$45	$52

(a)   Other amounts are primarily the effects of changes in currency translations and the impact of allowance for returns and credits.

Inventory Valuations

Inventory Valuations

Inventories are valued at the lower of cost or market. Certain U.S. inventory costs, including certain inventory acquired in the Nalco merger, are determined on a last-in, first-out (LIFO) basis. LIFO inventories represented 30% and 22% of consolidated inventories as of December 31, 2011 and 2010, respectively. All other inventory costs are determined using either the average cost or first-in, first-out (FIFO) methods.

Property, Plant and Equipment

Property, Plant and Equipment

Property, plant and equipment are stated at cost. Merchandising and customer equipment consists principally of various systems that dispense the company’s cleaning and sanitizing products, dishwashing machines and process control and monitoring equipment. The dispensing systems capitalized by legacy Ecolab are accounted for on a mass asset basis, whereby equipment is capitalized and depreciated as a group and written off when fully depreciated. The company capitalizes both internal and external costs of development or purchase of computer software for internal use. Costs incurred for data conversion, training and maintenance associated with capitalized software are expensed as incurred. Expenditures for major renewals and improvements, which significantly extend the useful lives of existing plant and equipment, are capitalized and depreciated. Expenditures for repairs and maintenance are charged to expense as incurred. Upon retirement or disposition of plant and equipment, the cost and related accumulated depreciation are removed from the accounts and any resulting gain or loss is recognized in income.

Depreciation is charged to operations using the straight-line method over the assets’ estimated useful lives ranging from 5 to 40 years for buildings and leasehold improvements, 3 to 18 years for machinery and equipment and 3 to 9 years for merchandising and customer equipment and capitalized software. Total depreciation expense was $331 million, $306 million and $290 million for 2011, 2010 and 2009, respectively.

Goodwill and Other Intangible Assets

Goodwill and Other Intangible Assets

Goodwill represents the excess of the purchase price over the fair value of identifiable net assets acquired. The company tests goodwill for impairment on an annual basis during the second quarter. The company’s reporting units are its operating units. If circumstances change significantly, the company would also test a reporting unit for impairment during interim periods between the annual tests. An impairment charge is recognized for the amount, if any, by which the carrying amount of goodwill exceeds its implied fair value. Fair values of reporting units are established using a discounted cash flow method. Where available and as appropriate, comparative market multiples are used to corroborate the results of the discounted cash flow method. Based on the company’s testing, there has been no impairment of goodwill during the three years ended December 31, 2011. There has been no impairment of goodwill since the adoption of FASB guidance for goodwill and other intangibles on January 1, 2002. The changes in the carrying amount of goodwill for each of the company’s reportable segments are as follows:

	U.S.	U.S.
	CLEANING &	OTHER	INTER-
MILLIONS	SANITIZING	SERVICES	NATIONAL	NALCO(b)	TOTAL
December 31, 2009	$446.8	$50.5	$916.8	—	$1,414.1
Business acquisitions(a)	7.6	—	0.7	—	8.3
Business disposals	—	—	(2.6)	—	(2.6)
Foreign currency translation	—	—	(90.5)	—	(90.5)
December 31, 2010	454.4	50.5	824.4	—	1,329.3

Business acquisitions(a)	89.2	—	5.1	$4,403.9	4,498.2
Foreign currency translation	—	—	27.8	—	27.8
December 31, 2011	$543.6	$50.5	$857.3	$4,403.9	$5,855.3

(a)  For 2011, $89.2 million of goodwill acquired is expected to be tax deductible. For 2010, goodwill acquired is not expected to be tax deductible.

(b)  The Nalco amount is presented in total as allocated amounts by segment are not currently available.

The merger with Nalco resulted in the addition of $4.4 billion of goodwill, which will ultimately be maintained in separate reporting units. Subsequent performance of these reporting units relative to projections used in the purchase price allocation could result in an impairment if there is either underperformance by the reporting unit or if the carrying value of the reporting unit were to fluctuate due to working capital changes or other reasons that did not proportionately increase fair value.

As part of the Nalco merger, the company added the “Nalco” trade name as an indefinite life intangible asset. The carrying value of this asset will be subject to impairment testing beginning in 2012.

Other intangible assets subject to amortization primarily include customer relationships, trademarks, patents and other technology. The fair value of identifiable intangible assets is estimated based upon discounted future cash flow projections and other acceptable valuation methods. Other intangible assets are amortized on a straight-line basis over their estimated economic lives. The weighted-average useful life of other intangible assets was 14 years as of December 31, 2011 and 13 years as of December 31, 2010.

The weighted-average useful life by type of amortizable asset at December 31, 2011 is as follows:

NUMBER OF YEAR

Customer relationships	15
Trademarks	17
Patents	14
Other technology	8

The straight-line method of amortization reflects an appropriate allocation of the cost of the intangible assets to earnings in proportion to the amount of economic benefits obtained by the company in each reporting period. The company evaluates the remaining useful life of its intangible assets that are being amortized each reporting period to determine whether events and circumstances warrant a change to the remaining period of amortization. If the estimate of an intangible asset’s remaining useful life is changed, the remaining carrying amount of the intangible asset will be amortized prospectively over that revised remaining useful life. Total amortization expense related to other intangible assets during the last three years and future estimated amortization is as follows:

MILLIONS

2009	$42
2010	41
2011	62
2012	238
2013	236
2014	225
2015	221
2016	217

The significant increase in future estimated amortization is due primarily to the amortizable intangible assets acquired through the Nalco merger.

Long-Lived Assets

Long-Lived Assets

The company periodically reviews its long-lived and amortizable intangible assets for impairment and assesses whether significant events or changes in business circumstances indicate that the carrying value of the assets may not be recoverable. An impairment loss may be recognized when the carrying amount of an asset exceeds the anticipated future undiscounted cash flows expected to result from the use of the asset and its eventual disposition. The amount of the impairment loss to be recorded, if any, is calculated by the excess of the asset’s carrying value over its fair value.

Asset Retirement Obligations

Asset Retirement Obligations

The fair value of a liability for an asset retirement obligation associated with the retirement of tangible long-lived assets is recognized in the period in which it is incurred if a reasonable estimate of fair value can be made. The liability is adjusted to its present value in subsequent periods as accretion expense is recorded. The corresponding asset retirement costs are capitalized as part of the carrying amount of the related long-lived asset and depreciated over the asset’s useful life. The company’s asset retirement obligation liability was $11.0 million and $3.4 million, respectively, at December 31, 2011 and 2010. The increase is primarily due to obligations assumed in the Nalco merger.

Income Taxes

Income Taxes

Income taxes are recognized during the period in which transactions enter into the determination of financial statement income, with deferred income taxes being provided for the tax effect of temporary differences between the carrying amount of assets and liabilities and their tax bases. The company records a valuation allowance to reduce its deferred tax assets when uncertainty regarding their realizability exists. Deferred income taxes are provided on the undistributed earnings of foreign subsidiaries except to the extent such earnings are considered to be permanently reinvested in the subsidiary.

The company records liabilities for income tax uncertainties in accordance with the recognition and measurement criteria prescribed in authoritative guidance issued by the Financial Accounting Standards Board (“FASB”).

Revenue Recognition

Revenue Recognition

The company recognizes revenue as services are performed or on product sales at the time evidence of an arrangement exists, title to the product and risk of loss transfers to the customer, the price is fixed and determinable and collection is reasonably assured. The company’s sales policies do not provide for general rights of return. The company records estimated reductions to revenue for customer programs and incentive offerings, including pricing arrangements, promotions and other volume-based incentives at the time the sale is recorded. The company also records estimated reserves for anticipated uncollectible accounts and for product returns and credits at the time of sale.

Share-Based Compensation

Share-Based Compensation

The company measures compensation expense for share-based awards at fair value at the date of grant and recognizes compensation expense over the service period for awards expected to vest. Grants to retirement eligible recipients (age 55 with required years of service) are attributed to expense using the non-substantive vesting method and are fully expensed over a six month period following the date of grant. In addition, the company includes a forfeiture estimate in the amount of compensation expense being recognized based on an estimate of the number of outstanding awards expected to vest.

Earnings Per Common Share

Earnings Per Common Share

The computations of the basic and diluted earnings attributable to Ecolab per share amounts were as follows:

MILLIONS EXCEPT PER SHARE	2011	2010	2009
Net income attributable to Ecolab	$462.5	$530.3	$417.3
Weighted-average common shares outstanding
Basic	236.9	233.4	236.7
Effect of dilutive stock options, units and awards	5.2	4.2	3.2
Diluted	242.1	237.6	239.9
Earnings attributable to Ecolab per common share
Basic	$1.95	$2.27	$1.76
Diluted	$1.91	$2.23	$1.74
Anti-dilutive securities excluded from the computation of earnings per share	4.7	6.2	11.4

Comprehensive Income

Comprehensive Income

Comprehensive income includes net income, foreign currency translation adjustments, unrecognized gains and losses on securities, defined benefit pension and postretirement plan adjustments, gains and losses on derivative instruments designated and effective as cash flow hedges and nonderivative instruments designated and effective as foreign currency net investment hedges that are charged or credited to the accumulated other comprehensive loss account in shareholders’ equity.

Derivative Instruments and Hedging

Derivative Instruments and Hedging

The company uses foreign currency forward contracts, interest rate swaps and foreign currency debt to manage risks generally associated with foreign exchange rates, interest rates and net investments in foreign operations. The company does not hold derivative financial instruments of a speculative nature or for trading purposes.

All of the company’s derivatives are recognized on the balance sheet at their fair value. The earnings impact resulting from the change in fair value of the derivative instruments is recorded in the same line item in the consolidated statement of income as the underlying exposure being hedged.

SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2011
SIGNIFICANT ACCOUNTING POLICIES
Summarized activity in the allowance for doubtful accounts

MILLIONS	2011	2010	2009
Beginning balance	$45	$52	$44
Bad debt expense	15	18	27
Write-offs	(16)	(20)	(23)
Other(a)	5	(5)	4
Ending balance	$49	$45	$52

(a)   Other amounts are primarily the effects of changes in currency translations and the impact of allowance for returns and credits.

Changes in the carrying amount of goodwill

	U.S.	U.S.
	CLEANING &	OTHER	INTER-
MILLIONS	SANITIZING	SERVICES	NATIONAL	NALCO(b)	TOTAL
December 31, 2009	$446.8	$50.5	$916.8	—	$1,414.1
Business acquisitions(a)	7.6	—	0.7	—	8.3
Business disposals	—	—	(2.6)	—	(2.6)
Foreign currency translation	—	—	(90.5)	—	(90.5)
December 31, 2010	454.4	50.5	824.4	—	1,329.3

Business acquisitions(a)	89.2	—	5.1	$4,403.9	4,498.2
Foreign currency translation	—	—	27.8	—	27.8
December 31, 2011	$543.6	$50.5	$857.3	$4,403.9	$5,855.3

(a)  For 2011, $89.2 million of goodwill acquired is expected to be tax deductible. For 2010, goodwill acquired is not expected to be tax deductible.

(b)  The Nalco amount is presented in total as allocated amounts by segment are not currently available.

Weighted-average useful life by type of asset
    The weighted-average useful life by type of amortizable asset at December 31, 2011 is as follows:   NUMBER OF YEAR
Customer relationships	15
Trademarks	17
Patents	14
Other technology	8

Future estimated amortization expenses
  MILLIONS
2009	$42
2010	41
2011	62
2012	238
2013	236
2014	225
2015	221
2016	217

Basic and diluted earnings attributable to Ecolab per share

MILLIONS EXCEPT PER SHARE	2011	2010	2009
Net income attributable to Ecolab	$462.5	$530.3	$417.3
Weighted-average common shares outstanding
Basic	236.9	233.4	236.7
Effect of dilutive stock options, units and awards	5.2	4.2	3.2
Diluted	242.1	237.6	239.9
Earnings attributable to Ecolab per common share
Basic	$1.95	$2.27	$1.76
Diluted	$1.91	$2.23	$1.74
Anti-dilutive securities excluded from the computation of earnings per share	4.7	6.2	11.4

SPECIAL (GAINS) AND CHARGES (Tables)	12 Months Ended
Dec. 31, 2011
SPECIAL (GAINS) AND CHARGES
Special (gains) and charges

MILLIONS	2011	2010	2009

Net sales
Customer agreement modification	$29.6	$—	$—
Cost of sales
Restructuring charges	5.3	—	12.6
Recognition of Nalco inventory fair value step-up	3.6	—	—
Subtotal	8.9	—	12.6
Special (gains) and charges
Restructuring charges	69.0	—	59.9
Business structure and optimization	0.9	10.9	2.8
Nalco merger and integration charges	57.7	—	—
Cleantec acquisition integration charges	3.4	—	—
Gain on sale of investment	—	(5.9)	—
Venezuela currency devaluation	—	4.2	—
Other items	—	(1.7)	4.4
Subtotal	131.0	7.5	67.1
Interest expense, net
Nalco merger credit facility fees	1.5	—	—
Total special (gains) and charges	$171.0	$7.5	$79.7

Restructuring charges and subsequent activity

	2011 Restructuring Plan
	EMPLOYEE
	TERMINATION	ASSET
MILLIONS	COSTS	DISPOSALS	OTHER	TOTAL
Recorded expense and accrual	$60.5	$0.5	$7.1	$68.1
Cash payments	(22.2)	—	(2.6)	(24.8)
Non-cash charges	—	(0.5)	—	(0.5)
Currency translation	(2.2)	—	—	(2.2)
Restructuring liability, December 31, 2011	$36.1	$—	$4.5	$40.6

ACQUISITIONS AND DISPOSITIONS (Tables)	12 Months Ended
Dec. 31, 2011
ACQUISITIONS AND DISPOSITIONS
Schedule of cash and equity consideration transferred as part of Nalco merger

MILLIONS, EXCEPT PER SHARE

Cash consideration
Number of Nalco common shares outstanding receiving cash consideration	41.8
Cash consideration per common share outstanding	$38.80
Total cash paid to Nalco shareholders electing cash consideration	$1,621.8
Stock consideration
Number of Nalco common shares outstanding receiving stock consideration	97.5
Exchange ratio	0.7005
Ecolab shares issued to Nalco shareholders electing stock consideration	68.3
Ecolab’s closing stock price on December 1, 2011	$55.62
Total fair value of stock consideration	$3,799.7
Fair value of Nalco equity compensation awards converted to Ecolab awards	$73.5
Total fair value of cash and stock consideration	$5,495.0

Schedule of Nalco assets acquired and liabilities assumed as of merger date

MILLIONS

Current assets	$1,869.6
Property, plant and equipment	1,069.2
Other assets	97.3
Identifiable intangible assets:
Customer relationships	2,160.0
Patents	321.0
Trade names	1,230.0
Trademarks	79.0
Other technology	91.0
Total assets acquired	6,917.1

Current liabilities	1,105.5
Long-term debt	2,858.4
Pension and postretirement benefits	505.7
Net deferred tax liability	1,188.7
Noncontrolling interests and other liabilities	167.7
Total liabilities and noncontrolling interests assumed	5,826.0
Goodwill	4,403.9
Total consideration transferred	$5,495.0

Schedule of net sales and operating income from Nalco's business included in entity's results
  MILLIONS
Net sales	$193.4
Operating income	13.8

Schedule of pro forma amounts

MILLIONS	2011	2010
Net sales	$ 11,283.9	$ 10,340.2
Net income attributable to Ecolab	624.3	572.3
Earnings attributable to Ecolab per common share
Basic	2.08	1.90
Diluted	2.04	1.86

Schedule of components of the aggregate purchase prices of acquisitions

MILLIONS	2011	2010	2009

Net tangible assets acquired (liabilities assumed)	$58.6	$17.4	$(0.7)
Identifiable intangible assets
Customer relationships	145.5	11.3	3.0
Patents	0.3	—	1.4
Trademarks	11.2	0.7	0.2
Other technology	8.4	5.7	5.3
Total	165.4	17.7	9.9
Goodwill	94.3	8.3	5.2
Total aggregate purchase price	318.3	43.4	14.4
Contingent consideration	(5.0)	—	—
Liability for indemnification	(28.1)	—	—
Net cash paid for acquistions	$285.2	$43.4	$14.4

BALANCE SHEET INFORMATION (Tables)	12 Months Ended
Dec. 31, 2011
BALANCE SHEET INFORMATION
Balance Sheet Information

DECEMBER 31 (MILLIONS)	2011	2010

Accounts receivable, net
Accounts receivable	$2,144.6	$1,044.5
Allowance for doubtful accounts	(49.3)	(44.9)
Total	$2,095.3	$999.6
Inventories
Finished goods	$745.5	$254.2
Raw materials and parts	351.4	216.1
Inventories at FIFO cost	1,096.9	470.3
Excess of FIFO cost over LIFO cost	(27.3)	(22.7)
Total	$1,069.6	$447.6
Property, plant and equipment, net
Land	$158.8	$28.4
Buildings and improvements	483.8	279.9
Leasehold improvements	77.3	75.9
Machinery and equipment	1,206.1	699.1
Merchandising and customer equipment	1,682.7	1,419.2
Capitalized software	385.7	321.2
Construction in progress	182.7	48.9
	4,177.1	2,872.6
Accumulated depreciation	(1,881.7)	(1,724.3)
Total	$2,295.4	$1,148.3
Other intangible assets, net
Cost of intangible assets not subject to amortization:
Trade names	$1,230.0	—
Cost of intangible assets subject to amortization:
Customer relationships	$2,593.2	$281.6
Trademarks	201.0	111.3
Patents	404.4	79.0
Other technology	174.6	73.3
	3,373.2	545.2
Accumulated amortization:
Customer relationships	(204.8)	(165.0)
Trademarks	(48.6)	(41.0)
Patents	(36.3)	(28.2)
Other technology	(38.3)	(28.5)
Total	$4,275.2	$282.5
Other assets
Deferred income taxes	$118.0	$112.0
Pension	22.3	1.5
Other	278.6	128.7
Total	$418.9	$242.2
Other current liabilities
Discounts and rebates	$239.9	$220.7
Dividends payable	60.0	40.7
Interest payable	51.0	9.3
Taxes payable, other than income	74.1	49.2
Derivative liabilities	3.3	5.1
Restructuring	57.5	2.8
Other	262.9	113.7
Total	$748.7	$441.5
Other liabilities
Deferred income taxes	$1,305.3	$65.3
Income taxes payable - noncurrent	80.8	38.1
Other	160.7	88.8
Total	$1,546.8	$192.2
Accumulated other comprehensive loss
Unrealized gain (loss) on derivative financial instruments, net of tax	$(13.5)	$(3.3)
Unrecognized pension and postretirement benefit expense, net of tax	(481.3)	(387.4)
Cumulative translation, net of tax	149.9	118.8
Total	$(344.9)	$(271.9)

DEBT AND INTEREST (Tables)	12 Months Ended
Dec. 31, 2011
DEBT AND INTEREST
Schedule of short-term debt

MILLIONS,	2011		2010
EXCEPT INTEREST RATES		AVERAGE		AVERAGE
		INTEREST		INTEREST
	PAYABLE	RATE	PAYABLE	RATE

Short-term debt
Commercial paper	$916.1	0.67%	—
Notes payable	100.3	1.53%	$32.4	6.00%
Long-term debt, current maturities	6.6		156.8
Total	$1,023.0		$189.2

Schedule of long-term debt

MILLIONS, EXCEPT INTEREST RATES			2011			2010
			AVERAGE	EFFECTIVE		AVERAGE	EFFECTIVE
	MATURITY	CARRYING	INTEREST	INTEREST	CARRYING	INTEREST	INTEREST
	BY YEAR	VALUE	RATE	RATE	VALUE	RATE	RATE

Long-term debt
Description / 2011 Principal Amount
Series A senior euro notes (125 million euro)	2013	$168.1	4.36%	4.51%	$162.3	4.36%	4.51%
Series B senior euro notes (175 million euro)	2016	235.3	4.59%	4.67%	227.2	4.59%	4.67%
Senior notes ($250 million)	2015	249.1	4.88%	4.99%	248.8	4.88%	4.99%
Series A private placement senior notes ($250 million)	2018	250.0	3.69%	5.15%	—
Series B private placement senior notes ($250 million)	2023	250.0	4.32%	4.32%	—
Three year 2011 senior notes ($500 million)	2014	499.7	2.38%	2.40%	—
Five year 2011 senior notes ($1.25 billion)	2016	1,247.6	3.00%	3.04%	—
Ten year 2011 senior notes ($1.25 billion)	2021	1,249.2	4.35%	4.36%	—
Thirty year 2011 senior notes ($750 million)	2041	742.3	5.50%	5.53%	—
Term notes	2011	—			150.0	6.88%	6.96%
Legacy Nalco senior notes ($750 million)	2019	838.7	6.63%	5.13%	—
Legacy Nalco senior euro notes (200 million euro)	2019	300.7	6.88%	5.53%	—
Legacy Nalco senior notes ($500 million)	2017	558.5	8.25%	6.30%	—
Capital lease obligations	2019	18.3			17.5
Other		12.3			7.4
		6,619.8			813.2
Long-term debt, current maturities		(6.6)			(156.8)
Total		$6,613.2			$656.4

Schedule of aggregate annual maturities of long-term debt

MILLIONS
2012	$7
2013	175
2014	505
2015	254
2016	1,486

Schedule of interest expense and interest income

MILLIONS	2011	2010	2009
Interest expense	$82.1	$65.6	$67.5
Interest income	(7.9)	(6.5)	(6.3)
Interest expense, net	$74.2	$59.1	$61.2

FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2011
FAIR VALUE MEASUREMENTS
Schedule of estimated fair value of assets and liabilities measured on recurring basis

DECEMBER 31 (MILLIONS)	2011
	CARRYING	FAIR VALUE MEASUREMENTS
	AMOUNT	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Money market funds held in rabbi trusts	$0.9	$0.9	$—	$—
Foreign currency forward contracts	10.4	—	10.4	—

Liabilities:
Foreign currency forward contracts	3.3	—	3.3	—
Contingent consideration obligations	25.1	—	—	25.1

	2010
	CARRYING	FAIR VALUE MEASUREMENTS
	AMOUNT	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Foreign currency forward contracts	$1.8	$—	$1.8	$—

Liabilities:
Foreign currency forward contracts	5.1	—	5.1	—

Carrying amount and estimated fair value of long-term debt

DECEMBER 31 (MILLIONS)	2011		2010
	CARRYING	FAIR	CARRYING	FAIR
	AMOUNT	VALUE	AMOUNT	VALUE
Long-term debt
(including current maturities)	$6,619.8	$6,885.3	$813.2	$850.6

Schedule of changes in fair value of contingent consideration

MILLIONS	2011
Balance at beginning of year	$2.4
Liabilities recognized at acquistion date	5.0
Assumed through Nalco merger	16.9
Loss (gains) recognized in earnings	0.8
Balance at end of year	$25.1

DERIVATIVES AND HEDGING TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2011
DERIVATIVES AND HEDGING TRANSACTIONS
Fair value of the company's outstanding derivatives

	ASSET DERIVATIVES		LIABILITY DERIVATIVES
MILLIONS	2011	2010	2011	2010

Derivatives designated as hedging instruments:

Foreign currency forward contracts	$3.8	$0.5	$1.2	$3.2

Derivatives not designated as hedging instruments:

Foreign currency forward contracts	6.6	1.3	2.1	1.9
Total	$10.4	$1.8	$3.3	$5.1

Impact on AOCI and earnings from derivative contracts qualified as cash flow hedges

MILLIONS	LOCATION	2011	2010	2009
Unrealized gain (loss) recognized into AOCI (effective portion)

Foreign currency forward contracts	AOCI (equity)	$0.2	$(2.5)	$(6.9)

Interest rate swap contracts	AOCI (equity)	(15.3)	—	—

Gain (loss) recognized in income (effective portion)

Foreign currency forward contracts	Sales	(0.3)	—	0.8
	Cost of sales	(4.7)	(4.1)	5.4
	SG&A	(1.5)	0.5	2.8
		(6.5)	(3.6)	9.0

Interest rate swap contracts	Interest expense, net	(0.8)	(0.4)	(0.4)
	Total	$(7.3)	$(4.0)	$8.6
Gain (loss) recognized in income (ineffective portion)

Foreign currency forward contracts	Interest expense, net	$(1.8)	$(1.2)	$(1.3)

Impact on earnings from derivative contracts not designated as hedging instruments

MILLIONS	LOCATION	2011	2010	2009

Gain (loss) recognized in income

Foreign currency forward contracts	SG&A	$2.9	$(5.4)	$1.6
	Interest expense, net	(5.4)	(5.5)	(7.0)
	Total	$(2.5)	$(10.9)	$(5.4)

Gains and losses on net investment hedge

MILLIONS	2011	2010	2009
Transaction gains (losses), net of tax	$(9.5)	$37.6	$(43.9)

EQUITY COMPENSATION PLANS (Tables)	12 Months Ended
Dec. 31, 2011
EQUITY COMPENSATION PLANS
Summary of stock option activity and average exercise prices

SHARES	2011	2010	2009
Outstanding, beginning of year	19,988,025	22,262,204	22,695,125
Granted	2,661,551	1,783,293	1,969,241
Issued in connection with Nalco merger	883,173	—	—
Exercised	(3,331,926)	(3,813,865)	(2,061,771)
Canceled	(74,244)	(243,607)	(340,391)
Outstanding, end of year	20,126,579	19,988,025	22,262,204
Exercisable, end of year	15,885,276	16,091,416	17,315,445
Vested and expected to vest, end of year	19,915,922

AVERAGE PRICE
PER SHARE	2011	2010	2009
Outstanding, beginning of year	$38.66	$36.22	$34.51
Granted	55.38	48.03	45.03
Issued in connection with Nalco merger	29.35	—	—
Exercised	32.59	28.46	24.95
Canceled	43.68	43.86	41.68
Outstanding, end of year	$41.45	$38.66	$36.22
Exercisable, end of year	$38.57	$37.42	$34.73
Vested and expected to vest, end of year	$41.33

Information related to stock options outstanding and stock options exercisable

OPTIONS OUTSTANDING

RANGE OF EXERCISE PRICES	OPTIONS OUTSTANDING	WEIGHTED- AVERAGE REMAINING CONTRACTUAL LIFE	WEIGHTED- AVERAGE EXERCISE PRICE
$ 17.55-34.06	2,547,775	3.1 years	$27.36
34.08-35.34	3,732,870	3.5 years	34.28
35.63-41.45	3,246,566	6.9 years	36.03
41.85-45.24	2,377,390	5.0 years	44.96
45.52-48.06	3,218,811	8.2 years	46.93
48.10-49.42	2,304,248	5.9 years	49.40
49.66-55.60	2,698,919	9.7 years	55.37
	20,126,579	6.0 years	41.45

OPTIONS EXERCISABLE

RANGE OF EXERCISE PRICES	OPTIONS EXERCISABLE	WEIGHTED- AVERAGE REMAINING CONTRACTUAL LIFE	WEIGHTED- AVERAGE EXERCISE PRICE
$17.55-34.06	2,534,348	3.0 years	$27.36
34.08-35.34	3,732,870	3.5 years	34.28
35.63-41.45	3,246,566	6.9 years	36.03
41.85-45.24	2,307,986	5.0 years	45.00
45.52-48.06	1,698,539	7.9 years	46.55
48.10-49.42	2,275,148	5.8 years	49.42
49.66-55.60	89,819	2.9 years	51.36
	15,885,276	5.1 years	38.57

Weighted-average grant-date fair value of options granted and significant assumptions used in determining the underlying fair value of each option grant

	2011	2010	2009
Weighted-average grant-date fair value of options granted at market prices	$11.01	$10.11	$9.59
Assumptions
Risk-free rate of return	1.4%	2.0%	2.2%
Expected life	6 years	6 years	5 years
Expected volatility	22.8%	23.1%	23.3%
Expected dividend yield	1.4%	1.4%	1.4%

Summary of non-vested PBRSU awards and restricted stock activity

NON-VESTED AWARDS

		WEIGHTED-		WEIGHTED-
		AVERAGE		AVERAGE
		FAIR VALUE		FAIR VALUE
	PBRSU	AT GRANT	RSAs AND	AT GRANT
	AWARDS	DATE	RSUs	DATE
December 31, 2010	845,630	$44.70	167,171	$43.54
Granted	572,350	52.96	126,121	51.02
Issued in connection with
Nalco merger	857,366	55.62	808,883	55.62
Vested/Earned	(13,360)	55.62	(81,874)	48.71
Canceled	(121,321)	54.07	(3,641)	41.80
December 31, 2011	2,140,665	$50.68	1,016,660	$53.67

INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2011
INCOME TAXES
Income before income taxes

MILLIONS	2011	2010	2009
United States	$440.0	$497.5	$452.7
International	239.6	250.2	167.4
Total	$679.6	$747.7	$620.1

Provision for income taxes

MILLIONS	2011	2010	2009
Federal and state	$104.9	$173.5	$56.3
International	69.7	74.2	57.0
Total current	174.6	247.7	113.3
Federal and state	25.2	(26.3)	93.2
International	16.5	(4.8)	(5.1)
Total deferred	41.7	(31.1)	88.1
Provision for income taxes	$216.3	$216.6	$201.4

Net deferred tax assets and deferred tax liabilities

DECEMBER 31 (MILLIONS)	2011	2010
Deferred tax assets
Other accrued liabilities	$112.4	$56.5
Loss carryforwards	112.0	26.1
Share-based compensation	71.8	64.0
Pension and other comprehensive income	346.3	155.5
Foreign tax credits	44.7	22.4
Debt fair value adjustment	79.4	—
Other, net	131.1	46.1
Valuation allowance	(73.1)	(11.2)
Total	824.6	359.4
Deferred tax liabilities
Property, plant and equipment basis differences	289.6	106.3
Intangible assets	1,412.1	132.2
Unremitted foreign earnings	98.0	—
Other, net	60.9	0.6
Total	1,860.6	239.1
Net deferred tax assets (liabilities) balance	$(1,036.0)	$120.3

Reconciliation of the statutory U.S. federal income tax rate to the company's effective income tax rate

	2011	2010	2009
Statutory U.S. rate	35.0%	35.0%	35.0%
State income taxes, net of federal benefit	2.0	1.9	2.4
Foreign operations	(3.2)	(4.5)	(2.7)
Domestic manufacturing deduction	(2.9)	(2.0)	(1.1)
Change in valuation allowance	1.2	—	—
Nondeductible deal costs	0.8	—	—
Audit settlements and refunds	(0.5)	(1.3)	—
Other, net	(0.6)	(0.1)	(1.1)
Effective income tax rate	31.8%	29.0%	32.5%

Reconciliation of the beginning and ending amount of gross liability for unrecognized tax benefits

MILLIONS	2011	2010	2009
Balance at beginning of year	$66.2	$116.7	$110.6
Additions based on tax positions related to the current year	7.3	10.4	16.0
Additions for tax positions of prior years	1.4	0.2	6.0
Reductions for tax positions of prior years	(27.0)	(9.1)	(5.2)
Reductions for tax positions due to statute of limitations	(0.8)	(6.8)	(8.7)
Settlements	(8.0)	(44.6)	(5.4)
Assumed in connection with the Nalco merger	50.1	—	—
Foreign currency translation	0.3	(0.6)	3.4
Balance at end of year	$89.5	$66.2	$116.7

RENTALS AND LEASES (Tables)	12 Months Ended
Dec. 31, 2011
RENTALS AND LEASES
Future minimum payments under operating leases with noncancelable terms in excess of one year

MILLIONS
2012	$105
2013	80
2014	56
2015	43
2016	38
Thereafter	151
Total	$473

RETIREMENT PLANS (Tables)	12 Months Ended
Dec. 31, 2011
Pension and Postretirement Plans
Plan assets and obligations assumed from Nalco

MILLIONS			U.S. POST-
		INTERNATIONAL	RETIREMENT
	U.S. PENSION	PENSION	HEALTHCARE
Fair value of plan assets	$290.2	$257.6	$—
Projected benefit obligation	$537.4	$402.8	$121.4

Financial information related to pension and postretirement health care plans

	U.S. PENSION (a)		INTERNATIONAL PENSION		U.S. POSTRETIREMENT HEALTH CARE
MILLIONS	2011	2010	2011	2010	2011	2010
Accumulated Benefit Obligation, end of year	$1,683.5	$1,023.4	$896.0	$537.4	$277.3	$159.4
Projected Benefit Obligation
Projected benefit obligation, beginning of year	1,154 .7	1,092.7	579.4	563.4	159.4	154.6
Service cost	46.7	50.6	23.1	18.9	2.2	2.0
Interest	63.4	62.6	28.2	26.7	9.0	8.8
Participant contributions			3.7	3.2	4.4	3.5
Medicare subsidies received					0.7	0.7
Curtailments and settlements		(0.6)	(5.4)	(0.1)
Plan amendments		(39.8)	(3.7)		0.1
Actuarial loss (gain)	128.9	23.1	(43.0)	34.1	(6.2)	2.8
Assumed through Nalco merger	537.4		402.8		121.4
Benefits paid	(38.7)	(33.9)	(26.3)	(18.0)	(13.7)	(13.0)
Foreign currency translation			19.8	(48.8)
Projected benefit obligation, end of year	1,892.4	1,154.7	978.6	579.4	277.3	159.4
Plan Assets
Fair value of plan assets, beginning of year	988.9	898.8	318.5	299.4	19.6	12.7
Actual returns on plan assets	7.3	120.8	9.7	24.9	0.2	2.4
Company contributions	104.4	3.2	44.0	27.4	8.2	16.0
Participant contributions			3.7	3.2	2.3	1.5
Assumed through Nalco merger	290.2		257.6
Settlements			(4.3)
Benefits paid	(38.7)	(33.9)	(26.3)	(18.0)	(13.7)	(13.0)
Foreign currency translation			9.7	(18.4)
Fair value of plan assets, end of year	1,352.1	988.9	612.6	318.5	16.6	19.6
Funded Status, end of year	(540.3)	(165.8)	(366.0)	(260.9)	(260.7)	(139.8)

Amounts recognized in Consolidated Balance Sheet:
Other assets			22.3	1.5
Other current liabilities	(10.6)	(4.3)	(11.4)	(7.4)	(8.0)	(1.8)
Postretirement healthcare and pension benefits	(529.7)	(161.5)	(376.9)	(255.0)	(252.7)	(138.0)
Net liability	(540.3)	(165.8)	(366.0)	(260.9)	(260.7)	(139.8)

Amounts recognized in Accumulated
Other Comprehensive Loss:
Unrecognized net actuarial loss	690.4	499.9	102.8	134.6	12.9	18.1
Unrecognized net prior service costs (benefits)	(33.9)	(38.0)	(2.5)	1.2	0.3	0.3
Tax benefit	(251.7)	(179.3)	(30.8)	(41.3)	(6.2)	(8.1)
Accumulated other comprehensive loss, net of tax	404.8	282.6	69.5	94.5	7.0	10.3

Change in Accumulated Other Comprehensive Loss:
Amortization of net actuarial loss	(31.8)	(24.7)	(8.1)	(4.0)	(0.2)	(0.2)
Amortization of prior service benefits (costs)	4.2	(0.5)	(0.1)	(0.4)	(0 .1)	0.4
Current period net actuarial loss (gain)	222.2	(7.6)	(30.2)	26.4	(5.0)	(4.6)
Current period prior service costs		(39.8)	(3.7)		0.1
Curtailment		(0.9)
Tax expense (benefit)	(72.4)	28.2	10.5	(7.7)	1.9	1.8
Foreign currency translation			6.6	(5.1)
Other comprehensive loss (income)	122.2	(45.3)	(25.0)	9.2	(3.3)	(2.6)

(a) Includes qualified and non-qualified plans

Estimated amounts in accumulated other comprehensive loss expected to be reclassified to net period cost during 2012

	U.S.	INTERNATIONAL	U.S. POSTRETIREMENT
MILLIONS	PENSION (a)	PENSION	HEALTH CARE

Net actuarial loss	$45.1	$3.9	$0.4
Net prior service costs/(benefits)	(4.2)	(0.2)	0.1
Total	$40.9	$3.7	$0.5

(a) Includes qualified and non-qualified plans

Aggregate projected benefit obligation, accumulated benefit obligation and fair value of plan assets for plans with accumulated benefit obligations in excess of plan assets

DECEMBER 31 (MILLIONS)	2011	2010
Aggregate projected benefit obligation	$2,638.2	$526.4
Accumulated benefit obligation	2,378.2	478.3
Fair value of plan assets	1,727.8	194.1

U.S. Level 3 plan assets rollforward

MILLIONS	HEDGE FUNDS	PRIVATE EQUITY
Beginning balance at December 31, 2010	$55.4	$10.6
Assumed through Nalco merger	25.9	21.0
Actual return on plan assets Unrealized gains (losses)	(0.9)	2.7
Purchases, sales and settlements, net	46.7	7.2
Transfers in and/or out	—	—
Ending balance at December 31, 2011	$127.1	$41.5

MILLIONS	HEDGE FUNDS	PRIVATE EQUITY
Beginning balance at December 31, 2009	$49.3	$3.1
Actual return on plan assets
Unrealized gains	2.6	1.1
Realized losses	—	(0.2)
Purchases, sales and settlements, net	3.5	6.6
Transfers in and/or out	—	—
Ending balance at December 31, 2010	$55.4	$10.6

Net periodic pension and postretirement health care benefit costs

	U.S. PENSION(a)			INTERNATIONAL PENSION			U.S. POSTRETIREMENT HEALTH CARE
MILLIONS	2011	2010	2009	2011	2010	2009	2011	2010	2009
Service cost - employee benefits earned during the year	$46.7	$50.6	$47.2	$23.1	$18.9	$14.9	$2.2	$2.0	$2.0
Interest cost on benefit obligation	63.4	62.6	59.0	28.2	26.7	24.6	9.0	8.8	9.5
Expected return on plan assets	(100.6)	(90.1)	(75.5)	(22.5)	(17.0)	(16.4)	(1.4)	(1.5)	(1.4)
Recognition of net actuarial loss	31.8	24.7	15.9	5.7	4.0	1.6	0.2	0.2	4.3
Amortization of prior service cost (benefit)	(4.2)	0.5	0.5	0.1	0.4	0.3	0 .1	(0.4)	(5.9)
Settlements/Curtailments	—	0.3		1.3	0.1	0.5	—		0.9
Total expense	$37.1	$48.6	$47.1	$35.9	$33.1	$25.5	$10.1	$9.1	$9.4

(a) Includes qualified and non-qualified plans

Plan Assumptions

	U.S. PENSION(a)			INTERNATIONAL PENSION			U.S. POSTRETIREMENT HEALTH CARE
PERCENT	2011	2010	2009	2011	2010	2009	2011	2010	2009
Weighted-average actuarial assumptions used to determine benefit obligations as of year end:
Discount rate	4.86%	5.41%	5.84%	5.02%	4.62%	5.21%	4.80%	5.41%	5.84%
Projected salary increase	4.08	4.32	4.32	2.98	3.40	3.38
Weighted-average actuarial assumptions used to determine net cost:
Discount rate	5.23	5.84	6.26	4.26	5.21	6.39	5.34	5.84	6.26
Expected return on plan assets	8.44	8.50	8.50	6.37	6.22	5.48	8.50	8.50	8.50
Projected salary increase	4.07	4.32	4.32	3.62	3.38	3.23

(a) Includes qualified and non-qualified plans

Effects of one-percentage point change in the assumed health care cost trend rates

	1-PERCENTAGE POINT
MILLIONS	INCREASE	DECREASE
Effect on total of service and interest cost components	$0.4	$(0.3)
Effect on postretirement benefit obligation	0.1	(2.1)

Estimated future benefits payments

MILLIONS	ALL PLANS	MEDICARE SUBSIDY RECEIPTS
2012	$162	$2
2013	164	1
2014	169	—
2015	182	—
2016	183	—
2017-2021	1,029	—

U.S. Pension and Postretirement Health Care Benefits
Pension and Postretirement Plans
Allocation and fair value of plan assets for defined benefit pension and postretirement health care benefit plans

ASSET CATEGORY	TARGET ASSET ALLOCATION PERCENTAGE		PERCENTAGE OF PLAN ASSETS
DECEMBER 31 (%)	2011	2010	2011	2010
Cash				2%
Equity securities:
Large cap equity	34%	35%	38%	43
Small cap equity	9	10	10	12
International equity	13	13	12	13
Fixed income:
Core fixed income	22	22	22	20
High-yield bonds	2	—	2	—
Other:
Real estate	4	5	4	3
Hedge funds	10	6	9	6
Private equity	6	5	3	1
Alternative investments	—	4	—	—
Total	100%	100%	100%	100%

MILLIONS	FAIR VALUE AS OF DECEMBER 31, 2011
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Equity securities:
Large cap equity	$525.1			$525.1
Small cap equity	131.0			131.0
International equity	161.8			161.8
Fixed income:
Core fixed income	303.5			303.5
High-yield bonds	21.0			21.0
Emerging markets	6.1			6.1
Other:
Real estate		$49.4		49.4
Hedge funds			$127.1	127.1
Private equity			41.5	41.5
Other	1.7	0.5		2.2
Total	$1,150.2	$49.9	$168.6	$1,368.7

MILLIONS	FAIR VALUE AS OF DECEMBER 31, 2010
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Cash	$19.7			$19.7
Equity securities:
Large cap equity	433.0			433.0
Small cap equity	120.0			120.0
International equity	135.5			135.5
Fixed income:
Core fixed income	205.4			205.4
Other:
Real estate		$28.9		28.9
Hedge funds			$55.4	55.4
Private equity			10.6	10.6
Total	$913.6	$28.9	$66.0	$1,008.5

International Pension Benefits
Pension and Postretirement Plans
Allocation and fair value of plan assets for defined benefit pension and postretirement health care benefit plans

ASSET CATEGORY	PERCENTAGE OF PLAN ASSETS
	2011	2010
DECEMBER 31 (%)
Cash	1%	1%
Equity securities:
International equity	41	39
Fixed income:
Corporate bonds	25	24
Government bonds	17	15
Total fixed income	42	39
Other:
Real estate	1	4
Insurance contracts	15	17
Total	100%	100%

MILLIONS	FAIR VALUE AS OF DECEMBER 31, 2011
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Cash	$6.7			$6.7
Equity securities:
International equity	248.0			248.0
Fixed income:
Corporate bonds	153.9	$0.2		154.1
Government bonds	102.3			102.3
Other:
Real estate		9.0		9.0
Insurance contracts		92.5		92.5
Total	$510.9	$101.7		$612.6

MILLIONS	FAIR VALUE AS OF DECEMBER 31, 2010
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Cash	$1.9			$1.9
Equity securities:
International equity	123.7			123.7
Fixed income:
Corporate bonds	77.2			77.2
Government bonds	47.3			47.3
Other:
Real estate		$12.3		12.3
Insurance contracts		56.1		56.1
Total	$250.1	$68.4		$318.5

OPERATING SEGMENTS AND GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Dec. 31, 2011
OPERATING SEGMENTS AND GEOGRAPHIC INFORMATION
Schedule of net sales and operating income (loss) by reportable segment

	Net Sales			Operating Income (Loss)
MILLIONS	2011	2010	2009	2011	2010	2009
Legacy Ecolab

U.S. Cleaning & Sanitizing	$2,930.3	$2,721.9	$2,663.3	$556.7	$513.9	$495.2
U.S. Other Services	457.1	448.5	449.4	69.7	71.4	65.7
Total U.S.	3,387.4	3,170.4	3,112.7	626.4	585.3	560.9

International	3,110.7	2,932.2	2,836.9	292.5	260.6	237.6
Currency impact	136.6	(12.9)	(49.0)	11.6	(8.6)	(13.3)
Ecolab subtotal	6,634.7	6,089.7	5,900.6	930.5	837.3	785.2

Legacy Nalco

Water Services	67.2	—	—	11.0	—	—
Paper Services	33.9	—	—	6.2	—	—
Energy Services	92.3	—	—	17.7	—	—
Nalco subtotal	193.4	—	—	34.9	—	—

Corporate	(29.6)	—	—	(211.6)	(30.5)	(103.9)
Consolidated	$6,798.5	$6,089.7	$5,900.6	$753.8	$806.8	$681.3

Schedule of depreciation and amortization, capital expenditures (including capitalized software expenditures) and total assets by reportable segment

				Capital Expenditures
	Depreciation & Amortization			(Including Capitalized Software)			Total Assets
(MILLIONS)	2011	2010	2009	2011	2010	2009	2011	2010

U.S. Cleaning & Sanitizing	$199.8	$184.3	$185.4	$163.4	$148.7	$145.5	$2,270.7	$1,876.2
U.S. Other Services	5.3	5.4	6.4	4.5	2.5	4.0	154.2	149.4
International	174.0	158.2	142.5	176.3	146.5	147.8	2,607.9	2,413.4
Legacy Nalco	5.6	—	—	21.8	—	—	11,082.4	—
Corporate	11.0	—	—	—	—	—	2,125.6	433.2
Consolidated	$395.7	$347.9	$334.3	$366.0	$297.7	$297.3	$18,240.8	$4,872.2

Schedule of total service revenue within the company's operating segments, at public exchange rates

	Service Revenue
(MILLIONS)	2011	2010	2009
U.S. Other Services	$384.5	$379.0	$381.0
International	202.4	183.0	171.0

Schedule of net sales and property, plant and equipment by geographic region

				Property, Plant
		Net Sales		& Equipment, net

(MILLIONS)	2011	2010	2009	2011	2010

United States	$3,551.2	$3,170.4	$3,112.7	$1,205.4	$628.4
EMEA	1,955.5	1,843.2	1,854.4	488.4	298.7
Asia Pacific	721.4	575.7	489.8	366.3	126.8
Latin America	321.2	272.5	246.0	147.4	57.6
Canada	249.2	227.9	197.7	87.9	36.8
Consolidated	$6,798.5	$6,089.7	$5,900.6	$2,295.4	$1,148.3

QUARTERLY FINANCIAL DATA (UNAUDITED) (Tables)	12 Months Ended
Dec. 31, 2011
QUARTERLY FINANCIAL DATA (UNAUDITED)
Quarterly financial data

MILLIONS, EXCEPT PER SHARE	FIRST QUARTER	SECOND QUARTER	THIRD QUARTER	FOURTH QUARTER	YEAR

2011
Net sales (including special charges of $29.6 in Q4)	$1,518.3	$1,698.8	$1,736.1	$1,845.3	$6,798.5
Cost of sales (including special charges of $0.8, $4.5 and $3.6 in Q1, Q3 and Q4, respectively)	770.4	860.8	877.9	966.5	3,475.6
Selling, general and administrative expenses	581.6	609.6	595.3	651.6	2,438.1
Special (gains) and charges	14.6	30.1	23.3	63.0	131.0
Operating income	151.7	198.3	239.6	164.2	753.8
Interest expense, net (including special charges of $1.5 in Q4)	13.5	13.1	13.2	34.4	74.2
Income before income taxes	138.2	185.2	226.4	129.8	679.6
Provision for income taxes	44.4	59.0	71.9	41.0	216.3
Net income including noncontrolling interest	93.8	126.2	154.5	88.8	463.3
Less: Net income attributable to noncontrolling interest	0.2	0.3	0.2	0.1	0.8
Net income attributable to Ecolab	$93.6	$125.9	$154.3	$88.7	$462.5
Earnings attributable to Ecolab per common share
Basic	$0.40	$0.54	$0.67	$0.35	$1.95
Diluted	$0.40	$0.53	$0.65	$0.34	$1.91
Weighted-average common shares outstanding
Basic	232.0	231.6	231.9	252.2	236.9
Diluted	235.9	236.1	236.1	257.5	242.1

2010
Net sales	$1,432.1	$1,520.2	$1,561.9	$1,575.5	$6,089.7
Cost of sales	716.7	750.0	763.4	783.7	3,013.8
Selling, general and administrative expenses	558.1	565.3	558.5	579.7	2,261.6
Special (gains) and charges	3.5	0.6	(5.1)	8.5	7.5
Operating income	153.8	204.3	245.1	203.6	806.8
Interest expense, net	15.0	15.0	14.9	14.2	59.1
Income before income taxes	138.8	189.3	230.2	189.4	747.7
Provision for income taxes	43.1	59.8	55.9	57.8	216.6
Net income including noncontrolling interest	95.7	129.5	174.3	131.6	531.1
Less: Net income attributable to noncontrolling interest	0.2	0.2	0.1	0.3	0.8
Net income attributable to Ecolab	$95.5	$129.3	$174.2	$131.3	$530.3
Earnings attributable to Ecolab per common share
Basic	$0.41	$0.55	$0.75	$0.57	$2.27
Diluted	$0.40	$0.54	$0.74	$0.56	$2.23
Weighted-average common shares outstanding
Basic	235.4	233.4	232.8	232.1	233.4
Diluted	239.0	237.4	237.0	236.4	237.6

NATURE OF BUSINESS (Details)	Dec. 31, 2011 country
NATURE OF BUSINESS
Number of countries in which company develops and markets premium programs, products and services	160

SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash and Cash Equivalents
Maximum term of original maturity to classify instruments as cash and cash equivalents (in months)	3
Allowance for doubtful accounts, returns and credits	$ 12	$ 7	$ 10
Allowance for Doubtful Accounts
Activity in the allowance for doubtful accounts
Allowance for doubtful accounts, beginning balance	45	52	44
Bad debt expense	15	18	27
Write-offs	(16)	(20)	(23)
Other	5	(5)	4
Allowance for doubtful accounts, ending balance	$ 49	$ 45	$ 52

SIGNIFICANT ACCOUNTING POLICIES (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Inventory valuation
LIFO inventory as percentage of consolidated inventory	30.00%	22.00%
Property, Plant and Equipment
Total depreciation expense	$ 331	$ 306	$ 290
Buildings and Leasehold Improvements
Property, Plant and Equipment
Estimated useful life, minimum (in years)	5
Estimated useful life, maximum (in years)	40
Machinery and Equipment
Property, Plant and Equipment
Estimated useful life, minimum (in years)	3
Estimated useful life, maximum (in years)	18
Merchandising and Customer Equipment and Capital Software
Property, Plant and Equipment
Estimated useful life, minimum (in years)	3
Estimated useful life, maximum (in years)	9

SIGNIFICANT ACCOUNTING POLICIES (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010 Y	Dec. 31, 2009
Other intangible assets
Weighted-average useful life of other amortizable assets (in years)	14	13
Total amortization expense related to other intangible assets	$ 64	$ 41	$ 42
Future estimated amortization expense related to amortizable other identifiable intangible assets
2012	238
2013	236
2014	225
2015	221
2016	$ 217
Customer relationships
Other intangible assets
Weighted-average useful life of other amortizable assets (in years)	15
Trademarks
Other intangible assets
Weighted-average useful life of other amortizable assets (in years)	17
Patents
Other intangible assets
Weighted-average useful life of other amortizable assets (in years)	14
Other technology
Other intangible assets
Weighted-average useful life of other amortizable assets (in years)	8

SIGNIFICANT ACCOUNTING POLICIES (Details 4) (USD $) In Millions, unless otherwise specified	12 Months Ended								12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Nalco	Dec. 31, 2011 U.S. Cleaning and Sanitizing	Dec. 31, 2010 U.S. Cleaning and Sanitizing	Dec. 31, 2011 U.S. Other Services	Dec. 31, 2010 U.S. Other Services	Dec. 31, 2009 U.S. Other Services	Dec. 31, 2011 International	Dec. 31, 2010 International
Changes in the carrying amount of goodwill for each of the company's reportable segments
Beginning goodwill, net	$ 1,329.3	$ 1,414.1		$ 454.4	$ 446.8	$ 50.5	$ 50.5	$ 50.5	$ 824.4	$ 916.8
Business acquisitions	4,498.2	8.3	4,403.9	89.2	7.6				5.1	0.7
Business disposals		(2.6)								(2.6)
Foreign currency translation	27.8	(90.5)							27.8	(90.5)
Ending goodwill, net	$ 5,855.3	$ 1,329.3	$ 4,403.9	$ 543.6	$ 454.4	$ 50.5	$ 50.5	$ 50.5	$ 857.3	$ 824.4

SIGNIFICANT ACCOUNTING POLICIES (Details 5) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011 M Y	Dec. 31, 2010	Dec. 31, 2009
Asset Retirement Obligations
Asset retirement obligation liability	$ 11				$ 3.4				$ 11	$ 3.4
Share-Based Compensation
Retirement eligible grant recipients, minimum age (in years)									55
Grants to retirement eligible recipients, expense period (in months)									6
Computations of the basic and diluted earnings attributable to Ecolab per share amounts
Net income attributable to Ecolab	$ 88.7	$ 154.3	$ 125.9	$ 93.6	$ 131.3	$ 174.2	$ 129.3	$ 95.5	$ 462.5	$ 530.3	$ 417.3
Weighted-average common shares outstanding
Basic (in shares)	252.2	231.9	231.6	232	232.1	232.8	233.4	235.4	236.9	233.4	236.7
Effect of dilutive stock options and awards (in shares)									5.2	4.2	3.2
Diluted (in shares)	257.5	236.1	236.1	235.9	236.4	237	237.4	239	242.1	237.6	239.9
Earnings attributable to Ecolab per common share
Basic (in dollars per share)	$ 0.35	$ 0.67	$ 0.54	$ 0.4	$ 0.57	$ 0.75	$ 0.55	$ 0.41	$ 1.95	$ 2.27	$ 1.76
Diluted (in dollars per share)	$ 0.34	$ 0.65	$ 0.53	$ 0.4	$ 0.56	$ 0.74	$ 0.54	$ 0.4	$ 1.91	$ 2.23	$ 1.74
Anti-dilutive securities excluded from computation of earnings per share (in shares)									4.7	6.2	11.4

SPECIAL (GAINS) AND CHARGES (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Special (gains) and charges
Customer agreement modification	$ 29.6
Subtotal	63	23.3	30.1	14.6	8.5	(5.1)	0.6	3.5	131	7.5	67.1
Total special (gains) and charges									171	7.5	79.7
Net sales
Special (gains) and charges
Customer agreement modification									29.6
Cost of sales
Special (gains) and charges
Restructuring charges									5.3		12.6
Nalco merger and integration charges									3.6
Subtotal									8.9		12.6
Special (gains) and charges.
Special (gains) and charges
Restructuring charges									69		59.9
Nalco merger and integration charges									57.7
Business structure and optimization									0.9	10.9	2.8
Cleantec acquisition integration charges									3.4
Gain on sale of investment										(5.9)
Venezuela currency devaluation										4.2
Other items										(1.7)	4.4
Subtotal									131	7.5	67.1
Interest expense, net
Special (gains) and charges
Nalco merger and integration charges									$ 1.5

SPECIAL (GAINS) AND CHARGES (Details 2) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended					12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Nalco Restructuring Plan	Dec. 31, 2011 2011 Restructuring Plan position	Dec. 31, 2011 Merger Restructuring Plan	Dec. 31, 2009 2009 Restructuring Plan	Dec. 31, 2010 2009 Restructuring Plan	Dec. 31, 2011 EMPLOYEE TERMINATION COSTS 2011 Restructuring Plan	Dec. 31, 2011 ASSET DISPOSALS 2011 Restructuring Plan	Dec. 31, 2011 OTHER 2011 Restructuring Plan
Restructuring reserve
Recorded expense and accrual				$ 68.1				$ 60.5	$ 0.5	$ 7.1
Cash payments				(24.8)				(22.2)		(2.6)
Non-cash charges				(0.5)					(0.5)
Currency translation				(2.2)				(2.2)
Restructuring liability	57.5	2.8	10.6	40.6	6.3		2.8	36.1		4.5
Other restructuring information
Number of positions expected to be eliminated				900
Restructuring charge expected to be incurred through 2013, pretax				150	180
Restructuring charge expected to be incurred through 2013, after tax				125	120
Restructuring charges, expected cash expenditures				125	150
Restructuring charges, expected asset disposals				25	30
Restructuring charges				68.1	6.6
Restructuring charges, after tax				54.2	4.1
Expected restructuring charges for 2009						72.5
Expected restructuring charges for 2009, after tax						52
Non-restructuring special (gains) and charges
Charges related to long-term customer agreement modification	29.6
Charges related to long-term customer agreement modification, after tax	18.4
Nalco business combination and integration related costs			62.8
Nalco business combination and integration related costs, net of tax			$ 45.6

ACQUISITIONS AND DISPOSITIONS (Details) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended											1 Months Ended		1 Months Ended		12 Months Ended		12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011 segment	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Special (gains) and charges.	Dec. 31, 2010 Special (gains) and charges.	Dec. 31, 2009 Special (gains) and charges.	Dec. 31, 2011 Cost of sales	Dec. 31, 2009 Cost of sales	Dec. 31, 2011 Interest expense, net	Dec. 02, 2011 Private placement senior notes	Oct. 31, 2011 Private placement senior notes	Dec. 31, 2011 Credit facility Y	Dec. 02, 2011 Credit facility	Dec. 31, 2011 364 day credit facility day	Dec. 31, 2011 Nalco merger segment	Dec. 31, 2011 Nalco merger	Dec. 02, 2011 Nalco merger	Dec. 31, 2011 Nalco merger Special (gains) and charges.	Dec. 31, 2011 Nalco merger Cost of sales	Dec. 31, 2011 Nalco merger Interest expense, net
ACQUISITIONS AND DISPOSITIONS
Number of operating segments									12														3
Number of reportable segments									3														3
Percentage of stock converted into the right to receive the entity's common stock																							70.00%
Percentage of stock converted into the right to receive cash																							30.00%
Percentage of consideration received by acquiree's stockholders who elected stock option																							94.00%
Percentage of consideration received by acquiree's stockholders who elected cash option																							100.00%
Merger and integration costs												$ 57.7			$ 3.6		$ 1.5							$ 62.8		$ 57.7	$ 3.6	$ 1.5
Special (gains) and charges related to merger and integration charges, closing costs and advisory fees	63	23.3	30.1	14.6	8.5	(5.1)	0.6	3.5	131	7.5	67.1	131	7.5	67.1	8.9	12.6
Cash consideration
Number Nalco common shares outstanding electing cash consideration																							41,800,000
Cash consideration per common share outstanding																							$ 38.8
Total cash paid to Nalco shareholders electing cash consideration																									1,621.8
Stock consideration
Number Nalco common shares outstanding electing stock consideration																							97,500,000
Common stock issuable for each share of the acquired entity (in shares)																							0.7005
Ecolab shares issued to Nalco shareholders electing stock consideration																							68,300,000
Ecolab's closing stock price on December 1, 2011																									$ 55.62
Total fair value of stock consideration																									3,799.7
Fair value of Nalco equity compensation awards converted to Ecolab awards																									73.5
Total fair value of cash and stock consideration																									5,495
Maximum borrowing capacity under the credit agreement																					1,500	2,000
Term of credit facility																				5		364
Aggregate principal amount																		$ 500	$ 500

ACQUISITIONS AND DISPOSITIONS (Details 2) (USD $) In Millions, except Per Share data, unless otherwise specified	1 Months Ended	3 Months Ended								12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011 Y	Dec. 31, 2010 Y	Dec. 31, 2009 Y	Dec. 31, 2011 Customer relationships Y	Dec. 31, 2011 Patents Y	Dec. 31, 2011 Trademarks Y	Dec. 31, 2011 Other technology Y	Dec. 02, 2011 Nalco merger	Dec. 02, 2011 Nalco merger Customer relationships	Dec. 02, 2011 Nalco merger Patents	Dec. 02, 2011 Nalco merger Trade names	Dec. 02, 2011 Nalco merger Trademarks	Dec. 02, 2011 Nalco merger Other technology
Assets acquired and liabilities assumed
Current assets																	$ 1,869.6
Property, plant and equipment																	1,069.2
Other assets																	97.3
Identifiable intangible assets:																		2,160	321	1,230	79	91
Total assets acquired																	6,917.1
Current liabilities																	1,105.5
Long-term debt																	2,858.4
Pension and postretirement benefits																	505.7
Net deferred tax liability																	1,188.7
Noncontrolling interests and other liabilities																	167.7
Total liabilities and noncontrolling interests assumed																	5,826
Goodwill																	4,403.9
Total consideration transferred																	5,495
Estimated time period after merger date to finalize the purchase price allocation, maximum (in years)	1
Weighted average useful lives of identifiable intangible assets acquired (in years)										13	13	13	15	14	15	8
Net sales	193.4	1,845.3	1,736.1	1,698.8	1,518.3	1,575.5	1,561.9	1,520.2	1,432.1	6,798.5	6,089.7	5,900.6
Operating Income	13.8	164.2	239.6	198.3	151.7	203.6	245.1	204.3	153.8	753.8	806.8	681.3
Pro forma net sales and results of operations
Net sales										11,283.9	10,340.2
Net income attributable to Ecolab										$ 624.3	$ 572.3
Earnings attributable to Ecolab per common share
Basic (in dollars per share)										$ 2.08	$ 1.9
Diluted (in dollars per share)										$ 2.04	$ 1.86

ACQUISITIONS AND DISPOSITIONS (Details 3) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended			1 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	1 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended
	Sep. 30, 2010	Dec. 31, 2011 Y	Dec. 31, 2010 Y	Dec. 31, 2009 Y	Dec. 31, 2010 International Cleantec	Mar. 31, 2011 International Cleantec	Dec. 31, 2011 International Cleantec	Dec. 31, 2009 International ISS	Mar. 31, 2011 U.S. Cleaning and Sanitizing O.R. Solutions, Inc.	Mar. 31, 2011 U.S. Cleaning and Sanitizing O.R. Solutions, Inc.	Dec. 31, 2011 U.S. Cleaning and Sanitizing O.R. Solutions, Inc.	Sep. 30, 2010 U.S. Cleaning and Sanitizing Dober laundry division	Mar. 31, 2009 U.S. Cleaning and Sanitizing Stackhouse
ACQUISITIONS AND DISPOSITIONS
Gain on sale of investment	$ 5.9
Estimated annual sales pre-acquisition						55		6		55		37	4
Weighted average useful lives of identifiable intangible assets acquired (in years)		13	13	13
Components of the aggregate purchase prices of the acquisitions and investment in affiliates:
Net tangible assets acquired (liabilities assumed)		58.6	17.4	(0.7)
Identifiable intangible assets
Customer relationships		145.5	11.3	3
Patents		0.3		1.4
Trademarks		11.2	0.7	0.2
Other technology		8.4	5.7	5.3
Total		165.4	17.7	9.9
Goodwill		94.3	8.3	5.2
Total aggregate purchase price		318.3	43.4	14.4	43				260
Contingent consideration		(5)
Liability for indemnification		(28.1)					(2)				(26)
Net cash paid for acquisitions		$ 285.2	$ 43.4	$ 14.4

BALANCE SHEET INFORMATION (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Accounts receivable, net
Accounts receivable	$ 2,144.6	$ 1,044.5
Allowance for doubtful accounts	(49.3)	(44.9)
Total	2,095.3	999.6
Inventories
Finished goods	745.5	254.2
Raw materials and parts	351.4	216.1
Inventories at FIFO cost	1,096.9	470.3
Excess of FIFO cost over LIFO cost	(27.3)	(22.7)
Total	1,069.6	447.6
Property, plant and equipment, net
Land	158.8	28.4
Buildings and improvements	483.8	279.9
Leasehold improvements	77.3	75.9
Machinery and equipment	1,206.1	699.1
Merchandising and customer equipment	1,682.7	1,419.2
Capitalized software	385.7	321.2
Construction in progress	182.7	48.9
Property, plant and equipment, gross	4,177.1	2,872.6
Accumulated depreciation	(1,881.7)	(1,724.3)
Total	2,295.4	1,148.3
Cost of intangibles:
Other intangible assets, gross	3,373.2	545.2
Total	4,275.2	282.5
Other assets
Deferred income taxes	118	112
Pension	22.3	1.5
Other	278.6	128.7
Total	418.9	242.2
Other current liabilities:
Discounts and rebates	239.9	220.7
Dividends payable	60	40.7
Interest payable	51	9.3
Taxes payable, other than income	74.1	49.2
Derivative liabilities	3.3	5.1
Restructuring	57.5	2.8
Other	262.9	113.7
Total	748.7	441.5
Other liabilities
Deferred income taxes	1,305.3	65.3
Income taxes payable - noncurrent	80.8	38.1
Other	160.7	88.8
Total	1,546.8	192.2
Accumulated other comprehensive loss
Unrealized gain (loss) on derivative financial instruments, net of tax	(13.5)	(3.3)
Unrecognized pension and postretirement benefit expense, net of tax	(481.3)	(387.4)
Cumulative translation, net of tax	149.9	118.8
Total	(344.9)	(271.9)
Trade names
Cost of intangible assets not subject to amortization:
Other intangible assets, gross	1,230
Customer relationships
Cost of intangibles:
Other intangible assets, gross	2,593.2	281.6
Accumulated amortization	(204.8)	(165)
Trademarks
Cost of intangibles:
Other intangible assets, gross	201	111.3
Accumulated amortization	(48.6)	(41)
Patents
Cost of intangibles:
Other intangible assets, gross	404.4	79
Accumulated amortization	(36.3)	(28.2)
Other technology
Cost of intangibles:
Other intangible assets, gross	174.6	73.3
Accumulated amortization	$ (38.3)	$ (28.5)

DEBT AND INTEREST (Details) (USD $)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Commercial paper count	Dec. 31, 2011 U.S. commercial paper program	Dec. 31, 2011 European commercial paper	Dec. 31, 2011 Notes payable	Dec. 31, 2010 Notes payable	Sep. 30, 2011 Multi-year credit facility	Sep. 30, 2011 364 day credit facility day
Components of the company's debt obligations, along with applicable interest rate
Total debt	$ 7,600,000,000	$ 845,600,000
Short-term debt			916,100,000			100,300,000	32,400,000
Average interest rate (as a percent)			0.67%			1.53%	6.00%
Long-term debt, current maturities	6,600,000	156,800,000
Short-term debt including current maturities of long-term debt	1,023,000,000	189,200,000
Maximum borrowing capacity under the credit agreement before amendment								600,000,000
Maximum borrowing capacity, commercial paper before amendment				600,000,000
Maximum borrowing capacity under the credit agreement					200,000,000			1,500,000,000	2,000,000,000
Maximum borrowing capacity, commercial paper				3,500,000,000
Term of credit facility									364
Combined maximum borrowing capacity, commercial paper			3,500,000,000
Number of commercial paper programs			2
Outstanding U.S. commercial paper				$ 916,000,000

DEBT AND INTEREST (Details 2)	3 Months Ended								12 Months Ended																	1 Months Ended			1 Months Ended		12 Months Ended				1 Months Ended										1 Months Ended
	Dec. 31, 2011 USD ($)	Sep. 30, 2011 USD ($)	Jun. 30, 2011 USD ($)	Mar. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Sep. 30, 2010 USD ($)	Jun. 30, 2010 USD ($)	Mar. 31, 2010 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2011 2011 Public Debt Offering USD ($)	Dec. 31, 2011 Senior euro notes USD ($) series	Dec. 31, 2011 Senior euro notes EUR (€) series	Dec. 31, 2011 Series A senior euro notes, due 2013 USD ($)	Dec. 31, 2011 Series A senior euro notes, due 2013 EUR (€)	Dec. 31, 2010 Series A senior euro notes, due 2013 USD ($)	Dec. 31, 2011 Series B senior euro notes, due 2016 USD ($)	Dec. 31, 2011 Series B senior euro notes, due 2016 EUR (€)	Dec. 31, 2010 Series B senior euro notes, due 2016 USD ($)	Dec. 31, 2011 Senior notes USD ($)	Dec. 31, 2010 Senior notes USD ($)	Feb. 28, 2008 Senior notes USD ($)	Dec. 31, 2011 Series of notes issued by the company in February, 2008 and December, 2011	Dec. 31, 2011 Series of notes issued by the company in December, 2006 and November, 2011	Oct. 31, 2011 Private placement senior notes USD ($) series	Oct. 31, 2011 Series A private placement senior notes due 2018 USD ($) Y	Dec. 31, 2011 Series A private placement senior notes due 2018 USD ($)	Oct. 31, 2011 Series B private placement senior notes due 2023 USD ($) Y	Dec. 31, 2011 Series B private placement senior notes due 2023 USD ($)	Dec. 31, 2011 Three year 2011 senior notes USD ($) Y	Dec. 31, 2011 Five year 2011 senior notes USD ($) Y	Dec. 31, 2011 Ten year 2011 senior notes USD ($) Y	Dec. 31, 2011 Thirty year 2011 senior notes USD ($) Y	Feb. 28, 2011 Term notes USD ($)	Dec. 31, 2010 Term notes USD ($)	Dec. 31, 2011 Legacy Nalco senior notes ($750 million) USD ($)	Dec. 31, 2011 Legacy Nalco senior euro notes (200 million euro) USD ($)	Dec. 31, 2011 Legacy Nalco senior euro notes (200 million euro) EUR (€)	Dec. 31, 2011 Legacy Nalco senior notes ($500 million) USD ($)	Dec. 31, 2011 Capital lease obligations USD ($)	Dec. 31, 2010 Capital lease obligations USD ($)	Dec. 31, 2011 Other USD ($)	Dec. 31, 2010 Other USD ($)	Jan. 31, 2012 Legacy Nalco senior notes USD ($)
Debt instrument
CARRYING VALUE	$ 6,619,800,000				$ 813,200,000				$ 6,619,800,000	$ 813,200,000		$ 3,750,000,000			$ 168,100,000		$ 162,300,000	$ 235,300,000		$ 227,200,000	$ 249,100,000	$ 248,800,000					$ 250,000,000	$ 250,000,000	$ 250,000,000	$ 250,000,000	$ 499,700,000	$ 1,247,600,000	$ 1,249,200,000	$ 742,300,000		$ 150,000,000	$ 838,700,000	$ 300,700,000		$ 558,500,000	$ 18,300,000	$ 17,500,000	$ 12,300,000	$ 7,400,000
Long-term debt, current maturities	(6,600,000)				(156,800,000)				(6,600,000)	(156,800,000)
Long-term debt, non-current	6,613,200,000				656,400,000				6,613,200,000	656,400,000
Aggregate principal amount													403,000,000	300,000,000		125,000,000			175,000,000		250,000,000		250,000,000			500,000,000		250,000,000		250,000,000	500,000,000	1,250,000,000	1,250,000,000	750,000,000			750,000,000		200,000,000	500,000,000
Number of series of senior notes													2	2												2
AVERAGE INTEREST RATE (as a percent)															4.36%	4.36%	4.36%	4.59%	4.59%	4.59%	4.88%	4.88%	4.88%				3.69%	3.69%	4.32%	4.32%	2.38%	3.00%	4.35%	5.50%		6.88%	6.63%	6.88%	6.88%	8.25%
EFFECTIVE INTEREST RATE (as a percent)															4.51%	4.51%	4.51%	4.67%	4.67%	4.67%	4.99%	4.99%						5.15%		4.32%	2.40%	3.04%	4.36%	5.53%		6.96%	5.13%	5.53%	5.53%	6.30%
Interest rate, minimum (as a percent)												2.38%
Interest rate, maximum (as a percent)												5.50%
Debt instrument, term (in years)																											7		12		3	5	10	30
Principal outstanding plus accrued interest payable at prepayment of notes (as a percent)																								101.00%	100.00%
Repayment of debt									1,420,400,000	7,400,000	6,400,000																								150,000,000
Redemption of notes																																													1,700,000,000
Aggregate annual maturities of long-term debt
2012	7,000,000								7,000,000
2013	175,000,000								175,000,000
2014	505,000,000								505,000,000
2015	254,000,000								254,000,000
2016	1,486,000,000								1,486,000,000
Interest
Interest expense									82,100,000	65,600,000	67,500,000
Interest income									(7,900,000)	(6,500,000)	(6,300,000)
Interest expense, net	$ 34,400,000	$ 13,200,000	$ 13,100,000	$ 13,500,000	$ 14,200,000	$ 14,900,000	$ 15,000,000	$ 15,000,000	$ 74,200,000	$ 59,100,000	$ 61,200,000

FAIR VALUE MEASUREMENTS (Details) (Recurring, USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
LEVEL 1
Assets:
Money market funds held in rabbi trusts	$ 0.9
LEVEL 2
Assets:
Foreign currency forward contracts	10.4	1.8
Liabilities:
Foreign currency forward contracts	3.3	5.1
LEVEL 3
Liabilities:
Contingent consideration obligation	25.1
CARRYING AMOUNT
Assets:
Foreign currency forward contracts	10.4	1.8
Money market funds held in rabbi trusts	0.9
Liabilities:
Contingent consideration obligation	25.1
Foreign currency forward contracts	$ 3.3	$ 5.1

FAIR VALUE MEASUREMENTS (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
CARRYING AMOUNT
Carrying amount and fair value of financial instruments
Long-term debt (including current maturities)	$ 6,619.8	$ 813.2
FAIR VALUE
Carrying amount and fair value of financial instruments
Long-term debt (including current maturities)	$ 6,885.3	$ 850.6

FAIR VALUE MEASUREMENTS (Details 3) (Contingent consideration, USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Contingent consideration
Changes in liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3)
Balance at beginning of year	$ 2.4
Liabilities recognized at acquisition date	5
Assumed through Nalco merger	16.9
Loss (gains) recognized in earnings	0.8
Balance at end of year	$ 25.1

DERIVATIVES AND HEDGING TRANSACTIONS (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 contract	Dec. 31, 2006 contract	Dec. 31, 2010
DERIVATIVES AND HEDGING TRANSACTIONS
Maximum period for hedged transactions (in months)	12 months
Number of interest rate swap contracts entered into and subsequently closed	6	2
Fair value of the company's outstanding derivatives
ASSET DERIVATIVES	$ 10.4		$ 1.8
LIABILITY DERIVATIVES	3.3		5.1
Foreign currency forward contracts
Fair value of the company's outstanding derivatives
Notional values	586		433
Derivatives designated as hedging instruments | Foreign currency forward contracts
Fair value of the company's outstanding derivatives
ASSET DERIVATIVES	3.8		0.5
LIABILITY DERIVATIVES	1.2		3.2
Derivatives not designated as hedging instruments | Foreign currency forward contracts
Fair value of the company's outstanding derivatives
ASSET DERIVATIVES	6.6		1.3
LIABILITY DERIVATIVES	$ 2.1		$ 1.9

DERIVATIVES AND HEDGING TRANSACTIONS (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash Flow Hedges | Derivatives designated as hedging instruments
Impact on AOCI and earnings from derivative contracts
Gain (loss) recognized in income (effective portion)	$ (7.3)	$ (4)	$ 8.6
Cash Flow Hedges | Interest rate swap | Derivatives designated as hedging instruments | AOCI (equity)
Impact on AOCI and earnings from derivative contracts
Unrealized gain (loss) recognized into AOCI (effective portion)	(15.3)
Cash Flow Hedges | Interest rate swap | Derivatives designated as hedging instruments | Interest expense, net
Impact on AOCI and earnings from derivative contracts
Gain (loss) recognized in income (effective portion)	(0.8)	(0.4)	(0.4)
Cash Flow Hedges | Foreign currency forward contracts | Derivatives designated as hedging instruments
Impact on AOCI and earnings from derivative contracts
Gain (loss) recognized in income (effective portion)	(6.5)	(3.6)	9
Cash Flow Hedges | Foreign currency forward contracts | Derivatives designated as hedging instruments | AOCI (equity)
Impact on AOCI and earnings from derivative contracts
Unrealized gain (loss) recognized into AOCI (effective portion)	0.2	(2.5)	(6.9)
Cash Flow Hedges | Foreign currency forward contracts | Derivatives designated as hedging instruments | Sales
Impact on AOCI and earnings from derivative contracts
Gain (loss) recognized in income (effective portion)	(0.3)		0.8
Cash Flow Hedges | Foreign currency forward contracts | Derivatives designated as hedging instruments | Cost of sales
Impact on AOCI and earnings from derivative contracts
Gain (loss) recognized in income (effective portion)	(4.7)	(4.1)	5.4
Cash Flow Hedges | Foreign currency forward contracts | Derivatives designated as hedging instruments | Selling, general and administrative expenses
Impact on AOCI and earnings from derivative contracts
Gain (loss) recognized in income (effective portion)	(1.5)	0.5	2.8
Cash Flow Hedges | Foreign currency forward contracts | Derivatives designated as hedging instruments | Interest expense, net
Impact on AOCI and earnings from derivative contracts
Gain (loss) recognized in income (ineffective portion)	(1.8)	(1.2)	(1.3)
Cash Flow Hedges | Foreign currency forward contracts | Derivatives not designated as hedging instruments
Impact on AOCI and earnings from derivative contracts
Gain (loss) recognized in income	(2.5)	(10.9)	(5.4)
Cash Flow Hedges | Foreign currency forward contracts | Derivatives not designated as hedging instruments | Selling, general and administrative expenses
Impact on AOCI and earnings from derivative contracts
Gain (loss) recognized in income	2.9	(5.4)	1.6
Cash Flow Hedges | Foreign currency forward contracts | Derivatives not designated as hedging instruments | Interest expense, net
Impact on AOCI and earnings from derivative contracts
Gain (loss) recognized in income	(5.4)	(5.5)	(7)
Net Investment Hedge
Net Investment Hedge:
Euro-denominated debt, carrying value	704	389
Transaction gains (losses), net of tax	$ (9.5)	$ 37.6	$ (43.9)

SHAREHOLDERS' EQUITY (Details) (USD $)	12 Months Ended			1 Months Ended		12 Months Ended					1 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Common stock	Sep. 30, 2011 Common stock	Dec. 31, 2011 Common stock	Dec. 31, 2010 Common stock	Dec. 31, 2009 Common stock	May 31, 2011 Common stock	Feb. 28, 2010 Common stock	Sep. 30, 2011 Common stock Nalco Holding Company ("Nalco")	Dec. 02, 2011 Common stock Nalco Holding Company ("Nalco")	Dec. 31, 2011 Preferred stock	Dec. 31, 2011 Undesignated preferred stock	Dec. 31, 2011 Series A Junior Participating Preferred Stock USDPerRight unit
Shareholder's Equity
Par value of common stock (in dollars per share)	$ 1	$ 1	$ 1				$ 1	$ 1
Authorized common Stock (in shares)	800,000,000	400,000,000	400,000,000	800,000,000		800,000,000	400,000,000	400,000,000
Dividend declared, per share of common stock (in dollars per share)	$ 0.725	$ 0.64	$ 0.575			$ 0.725	$ 0.64	$ 0.575
Common stock, shares issued												68,316,283
Preferred stock, shares authorized													15,000,000	14,600,000	400,000
Preferred stock purchase rights per common share															1
Preferred stock shares per preferred stock purchase right (in shares)															0.001
Exercise price of preferred stock purchase rights															$ 135
Preferred stock purchase rights, redemption price (in dollars per right)															0.01
Threshold ownership of outstanding common stock by a person or group to trigger preferred stock purchase rights (in percent)															15.00%
Threshold ownership of outstanding common stock by an adverse person to trigger preferred stock purchase rights (in percent)															10.00%
Additional shares authorized to be repurchased contingent upon merger											10,000,000
Common Stock, value of share repurchase program					$ 1,000,000,000
Amount of common stock to be repurchased under ASR agreement				$ 500,000,000
Shares received under ASR agreement				8,330,379
Common stock, shares reacquired through open and private market purchases						3,491,425	7,366,001	1,225,078
Common stock, shares authorized to be repurchased									15,000,000	10,000,000
Number of shares reacquired related to the exercise of stock options and the vesting of stock awards						187,454	242,161	316,150
Shares authorized to be repurchased				18,532,979		18,532,979

EQUITY COMPENSATION PLANS (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended					12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Nalco Holding Company ("Nalco")	Dec. 02, 2011 Nalco Holding Company ("Nalco")	Dec. 31, 2011 Nalco's 2004 Stock Incentive Plan Nalco Holding Company ("Nalco")
EQUITY COMPENSATION PLANS
Common shares available for grant (in shares)	8,813,059	11,608,387	2,376,663
Value of awards granted, portion from stock options under prior program (as a percent)			100.00%
Value of awards granted, portion from stock options under current program (as a percent)			50.00%
Value of awards granted, portion from PBRSUs under current program (as a percent)			50.00%
Total compensation expense related to all share-based compensation plans	$ 40	$ 29	$ 37
Total compensation expense, net of tax benefit	27	19	24
Total measured but unrecognized compensation expense related to non-vested share-based compensation arrangements granted under all of the company's plans	124			38
Weighted-average period over which unrecognized compensation costs on nonvested awards expected to be recognized (in years)	1.8
Stock incentive and option plans
Total measured but unrecognized compensation expense related to non-vested share-based compensation arrangements granted under all of the company's plans	124			38
Shares approved for issuance under the plan (in shares)		12,000,000				1,405,530
Stock award exchange ratio						0.67959
Total fair value of converted equity compensation						111
Portion of total fair value of converted equity compensation included in consideration transferred to acquire the entity					$ 73.5	$ 73

EQUITY COMPENSATION PLANS (Details 2) (Stock Options, USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010	Dec. 31, 2009
Stock Options
Stock incentive and option plans
Stock option expiration period (in years)	10
Stock option vesting period (in years)	3 years
SHARES
Outstanding, beginning of year (in shares)	19,988,025	22,262,204	22,695,125
Granted (in shares)	2,661,551	1,783,293	1,969,241
Issued in connection with Nalco merger (in shares)	883,173
Exercised (in shares)	(3,331,926)	(3,813,865)	(2,061,771)
Canceled (in shares)	(74,244)	(243,607)	(340,391)
Outstanding, end of year (in shares)	20,126,579	19,988,025	22,262,204
Exercisable, end of year (in shares)	15,885,276	16,091,416	17,315,445
Vested and expected to vest, end of year (in shares)	19,915,922
AVERAGE PRICE PER SHARE
Outstanding, beginning of year (in dollars per share)	$ 38.66	$ 36.22	$ 34.51
Granted (in dollars per share)	$ 55.38	$ 48.03	$ 45.03
Issued in connection with Nalco merger (in dollars per share)	$ 29.35
Exercised (in dollars per share)	$ 32.59	$ 28.46	$ 24.95
Canceled (in dollars per share)	$ 43.68	$ 43.86	$ 41.68
Outstanding, end of year (in dollars per share)	$ 41.45	$ 38.66	$ 36.22
Exercisable, end of year (in dollars per share)	$ 38.57	$ 37.42	$ 34.73
Vested and expected to vest, end of year (in dollars per shares)	$ 41.33
Total intrinsic value of options exercised during period	$ 69	$ 76	$ 35
Total aggregate intrinsic value of in-the-money options outstanding	329
Total aggregate intrinsic value of in-the-money options exercisable	305
Weighted-average remaining contractual life of options exercisable (in years)	5.1
Weighted-average remaining contractual life of options outstanding (in years)	6
Aggregate intrinsic value of vested and expected to vest options outstanding (in years)	$ 328
Weighted-average remaining contractual life of vested and expected to vest options outstanding (in years)	6

EQUITY COMPENSATION PLANS (Details 3) (USD $)	12 Months Ended
Dec. 31, 2011 Y
Stock options outstanding and stock options exercisable
Stock options outstanding (in shares)	20,126,579
Weighted average remaining contractual life of stock options outstanding (in years)	6
Weighted average exercise price of stock options outstanding (in dollars per share)	$ 41.45
Stock options exercisable (in shares)	15,885,276
Weighted average remaining contractual life of stock options exercisable (in years)	5.1
Weighted average exercise price of stock options exercisable (in dollars per share)	$ 38.57
Range of exercise price, $ 17.55-34.06
Stock options outstanding and stock options exercisable
Stock options, range of exercise prices, low end (in dollars per share)	$ 17.55
Stock options, range of exercise prices, high end (in dollars per share)	$ 34.06
Stock options outstanding (in shares)	2,547,775
Weighted average remaining contractual life of stock options outstanding (in years)	3.1
Weighted average exercise price of stock options outstanding (in dollars per share)	$ 27.36
Stock options exercisable (in shares)	2,534,348
Weighted average remaining contractual life of stock options exercisable (in years)	3
Weighted average exercise price of stock options exercisable (in dollars per share)	$ 27.36
Range of exercise price, $ 34.08-35.34
Stock options outstanding and stock options exercisable
Stock options, range of exercise prices, low end (in dollars per share)	$ 34.08
Stock options, range of exercise prices, high end (in dollars per share)	$ 35.34
Stock options outstanding (in shares)	3,732,870
Weighted average remaining contractual life of stock options outstanding (in years)	3.5
Weighted average exercise price of stock options outstanding (in dollars per share)	$ 34.28
Stock options exercisable (in shares)	3,732,870
Weighted average remaining contractual life of stock options exercisable (in years)	3.5
Weighted average exercise price of stock options exercisable (in dollars per share)	$ 34.28
Range of exercise price, $ 35.63-41.45
Stock options outstanding and stock options exercisable
Stock options, range of exercise prices, low end (in dollars per share)	$ 35.63
Stock options, range of exercise prices, high end (in dollars per share)	$ 41.45
Stock options outstanding (in shares)	3,246,566
Weighted average remaining contractual life of stock options outstanding (in years)	6.9
Weighted average exercise price of stock options outstanding (in dollars per share)	$ 36.03
Stock options exercisable (in shares)	3,246,566
Weighted average remaining contractual life of stock options exercisable (in years)	6.9
Weighted average exercise price of stock options exercisable (in dollars per share)	$ 36.03
Range of exercise price, $ 41.85-45.24
Stock options outstanding and stock options exercisable
Stock options, range of exercise prices, low end (in dollars per share)	$ 41.85
Stock options, range of exercise prices, high end (in dollars per share)	$ 45.24
Stock options outstanding (in shares)	2,377,390
Weighted average remaining contractual life of stock options outstanding (in years)	5
Weighted average exercise price of stock options outstanding (in dollars per share)	$ 44.96
Stock options exercisable (in shares)	2,307,986
Weighted average remaining contractual life of stock options exercisable (in years)	5
Weighted average exercise price of stock options exercisable (in dollars per share)	$ 45
Range of exercise price, $ 45.52-48.06
Stock options outstanding and stock options exercisable
Stock options, range of exercise prices, low end (in dollars per share)	$ 45.52
Stock options, range of exercise prices, high end (in dollars per share)	$ 48.06
Stock options outstanding (in shares)	3,218,811
Weighted average remaining contractual life of stock options outstanding (in years)	8.2
Weighted average exercise price of stock options outstanding (in dollars per share)	$ 46.93
Stock options exercisable (in shares)	1,698,539
Weighted average remaining contractual life of stock options exercisable (in years)	7.9
Weighted average exercise price of stock options exercisable (in dollars per share)	$ 46.55
Range of exercise price, $ 48.10-49.42
Stock options outstanding and stock options exercisable
Stock options, range of exercise prices, low end (in dollars per share)	$ 48.1
Stock options, range of exercise prices, high end (in dollars per share)	$ 49.42
Stock options outstanding (in shares)	2,304,248
Weighted average remaining contractual life of stock options outstanding (in years)	5.9
Weighted average exercise price of stock options outstanding (in dollars per share)	$ 49.4
Stock options exercisable (in shares)	2,275,148
Weighted average remaining contractual life of stock options exercisable (in years)	5.8
Weighted average exercise price of stock options exercisable (in dollars per share)	$ 49.42
Range of exercise price, $ 49.66-55.60
Stock options outstanding and stock options exercisable
Stock options, range of exercise prices, low end (in dollars per share)	$ 49.66
Stock options, range of exercise prices, high end (in dollars per share)	$ 55.6
Stock options outstanding (in shares)	2,698,919
Weighted average remaining contractual life of stock options outstanding (in years)	9.7
Weighted average exercise price of stock options outstanding (in dollars per share)	$ 55.37
Stock options exercisable (in shares)	89,819
Weighted average remaining contractual life of stock options exercisable (in years)	2.9
Weighted average exercise price of stock options exercisable (in dollars per share)	$ 51.36

EQUITY COMPENSATION PLANS (Details 4) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
EQUITY COMPENSATION PLANS
Weighted average grant date fair value of options granted at market prices (in dollars per share)	$ 11.01	$ 10.11	$ 9.59
Stock Options
Assumptions
Risk-free rate of return (as a percent)	1.40%	2.00%	2.20%
Expected life (in years)	6	6	5
Expected volatility (as a percent)	22.80%	23.10%	23.30%
Expected dividend yield (as a percent)	1.40%	1.40%	1.40%
Yield curve of U.S. treasury rates, low end of range (in months)	1
Yield curve of U.S. treasury rates, high end of range (in years)	10
Stock option vesting period (in years)	3 years
PBRSU Awards
Assumptions
Period of requisite continued service (in years)	3 years
Common stock issuable for each vested stock award (in shares)	1
Stock option vesting period (in years)	3 years
Restricted Stock Awards and Units
Assumptions
Vesting period, low end of range (in months)	12
Vesting period, high end of range (in months)	60

EQUITY COMPENSATION PLANS (Details 5) (USD $)	12 Months Ended
Dec. 31, 2011
PBRSU Awards
Summary of PBRSU awards and restricted stock activity:
Stock awards outstanding, at the beginning of period (in shares)	845,630
Stock awards granted (in shares)	572,350
Issued in connection with Nalco merger (in shares)	857,366
Stock awards vested/ earned (in shares)	(13,360)
Stock awards cancelled (in shares)	(121,321)
Stock awards outstanding, at the end of period (in shares)	2,140,665
Weighted-average fair value at grant-date of stock awards outstanding, at the beginning of period (in dollars per share)	$ 44.7
Weighted-average fair value at grant-date of stock awards granted (in dollars per share)	$ 52.96
Issued in connection with Nalco merger (in dollars per share)	$ 55.62
Weighted-average fair value at grant-date of stock awards vested/earned (in dollars per share)	$ 55.62
Weighted-average fair value at grant-date of stock awards cancelled (in dollars per share)	$ 54.07
Weighted-average fair value at grant-date of stock awards outstanding, at the end of period (in dollars per share)	$ 50.68
Restricted Stock Awards and Units
Summary of PBRSU awards and restricted stock activity:
Stock awards outstanding, at the beginning of period (in shares)	167,171
Stock awards granted (in shares)	126,121
Issued in connection with Nalco merger (in shares)	808,883
Stock awards vested/ earned (in shares)	(81,874)
Stock awards cancelled (in shares)	(3,641)
Stock awards outstanding, at the end of period (in shares)	1,016,660
Weighted-average fair value at grant-date of stock awards outstanding, at the beginning of period (in dollars per share)	$ 43.54
Weighted-average fair value at grant-date of stock awards granted (in dollars per share)	$ 51.02
Issued in connection with Nalco merger (in dollars per share)	$ 55.62
Weighted-average fair value at grant-date of stock awards vested/earned (in dollars per share)	$ 48.71
Weighted-average fair value at grant-date of stock awards cancelled (in dollars per share)	$ 41.8
Weighted-average fair value at grant-date of stock awards outstanding, at the end of period (in dollars per share)	$ 53.67

INCOME TAXES (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income before income taxes
United States									$ 440	$ 497.5	$ 452.7
International									239.6	250.2	167.4
Income before income taxes	129.8	226.4	185.2	138.2	189.4	230.2	189.3	138.8	679.6	747.7	620.1
Current income tax expense (benefit)
Federal and state									104.9	173.5	56.3
International									69.7	74.2	57
Total current									174.6	247.7	113.3
Deferred income tax expense (benefit)
Federal and state									25.2	(26.3)	93.2
International									16.5	(4.8)	(5.1)
Total deferred									41.7	(31.1)	88.1
Provision for income taxes	$ 41	$ 71.9	$ 59	$ 44.4	$ 57.8	$ 55.9	$ 59.8	$ 43.1	$ 216.3	$ 216.6	$ 201.4

INCOME TAXES (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Deferred tax assets
Other accrued liabilities	$ 112.4	$ 56.5
Loss carryforwards	112	26.1
Share-based compensation	71.8	64
Pension and other comprehensive income	346.3	155.5
Foreign tax credit	44.7	22.4
Debt fair value adjustment	79.4
Other, net	131.1	46.1
Valuation allowance	(73.1)	(11.2)
Total deferred tax assets	824.6	359.4
Deferred tax liabilities
Property plant and equipment basis differences	289.6	106.3
Intangible assets	1,412.1	132.2
Unremitted foreign earnings	98
Other, net	60.9	0.6
Total deferred tax liabilities	1,860.6	239.1
Net deferred tax assets (liabilities)	$ (1,036)	$ 120.3

INCOME TAXES (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010
Operating loss carryforwards
Net operating loss carryforwards	$ 112	$ 26.1
Valuation allowance on certain deferred tax assets	73
Foreign tax credit carryforwards, expiration period (in years)	10
Foreign tax credit carryforwards	44.7	22.4
Nalco Holding Company ("Nalco")
Operating loss carryforwards
Increase in valuation allowance	62
Federal
Operating loss carryforwards
Net operating loss carryforwards	2
State
Operating loss carryforwards
Net operating loss carryforwards	15
International
Operating loss carryforwards
Net operating loss carryforwards	95
Carryforwards expiring from 2013 to 2031	36
Unlimited carryforwards that do not expire	$ 59

INCOME TAXES (Details 4) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reconciliation of the statutory U.S. federal income tax rate to the company's effective income tax rate
Statutory U.S. rate (as a percent)	35.00%	35.00%	35.00%
State income taxes, net of federal benefit (as a percent)	2.00%	1.90%	2.40%
Foreign operations (as a percent)	(3.20%)	(4.50%)	(2.70%)
Domestic manufacturing deduction (as a percent)	(2.90%)	(2.00%)	(1.10%)
Change in valuation allowance (as a percent)	1.20%
Nondeductible deal costs (as a percent)	0.80%
Audit settlements and refunds (as a percent)	(0.50%)	(1.30%)
Other, net (as a percent)	(0.60%)	(0.10%)	(1.10%)
Effective income tax rate (as a percent)	31.80%	29.00%	32.50%
Unremitted foreign earnings that are considered permanently reinvested	$ 1,200,000,000
Decrease in company's gross liability for unrecognized tax benefits that could result from tax settlements during the next twelve months	10,000,000
Recognized discrete tax benefit, net		8,000,000
Recognized discrete tax expense, net	7,400,000
Income tax charge due to the passage of the U.S. Patient Protection and Affordable Care Law		5,000,000
Recognized discrete tax charges related to optimizing the business structure			4,500,000
Reconciliation of the beginning and ending amount of gross unrecognized tax benefits
Balance at beginning of year	66,200,000	116,700,000	110,600,000
Additions based on tax positions related to the current year	7,300,000	10,400,000	16,000,000
Additions for tax positions of prior years	1,400,000	200,000	6,000,000
Reductions for tax positions of prior years	(27,000,000)	(9,100,000)	(5,200,000)
Reductions for tax positions due to statute of limitations	(800,000)	(6,800,000)	(8,700,000)
Settlements	(8,000,000)	(44,600,000)	(5,400,000)
Assumed in connection with the Nalco merger	50,100,000
Foreign currency translation	300,000	(600,000)	3,400,000
Balance at end of year	89,500,000	66,200,000	116,700,000
Unrecognized tax benefits that would affect the annual effective tax rate	87,000,000
Interest on unrecognized tax benefits accrued during the period	4,000,000
Income tax penalties and interest accrued	$ 6,000,000	$ 4,000,000

RENTALS AND LEASES (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010	Dec. 31, 2009
RENTALS AND LEASES
Operating leases, rental expense	$ 130	$ 121	$ 121
Future minimum payments under operating leases with noncancelable terms in excess of one year were:
2012	105
2013	80
2014	56
2015	43
2016	38
Thereafter	151
Total	473
Maximum term, operating leases for vehicles with month-to-month renewal (in years)	1
Estimated payments under operating leases for vehicles in 2012	$ 39

RESEARCH EXPENDITURES (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
RESEARCH EXPENDITURES
Research expenditures related to the development of new products and processes, including significant improvements and refinements to existing products	$ 96	$ 88	$ 86

COMMITMENTS AND CONTINGENCIES (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended				12 Months Ended					1 Months Ended					12 Months Ended
	Oct. 31, 2010 complaint	Sep. 30, 2010 complaint	Aug. 31, 2010 complaint	Jul. 31, 2010 complaint	Dec. 31, 2011 location lawsuit	Dec. 31, 2010 complaint	Dec. 31, 2011 State class lawsuit	Dec. 31, 2011 National class lawsuit	Dec. 31, 2011 Merger transaction matters Nalco Holding Company ("Nalco") shareholders lawsuit	Oct. 31, 2011 Deepwater Horizon Incident Nalco Holding Company ("Nalco") operator	Apr. 30, 2011 Deepwater Horizon Incident Nalco Holding Company ("Nalco") lawsuit	Aug. 31, 2010 Deepwater Horizon Incident Nalco Holding Company ("Nalco") lawsuit	Jul. 31, 2010 Deepwater Horizon Incident Nalco Holding Company ("Nalco") lawsuit	Jun. 30, 2010 Deepwater Horizon Incident Nalco Holding Company ("Nalco") lawsuit	Dec. 31, 2011 Deepwater Horizon Incident Nalco Holding Company ("Nalco") complaint case dispersant
Environmental matters
Number of locations for environmental assessments and remediation					32
Reserve for environmental remediation costs					$ 5	$ 3
Loss contingencies
Number of wage hour lawsuits					5		4	1
Number of purported stockholders of Nalco filing lawsuits									4
Number of putative class action lawsuits									4
Number of putative class action complaints filed											8	8	8	8
Number of complaints filed by individuals	8	8	8	8		8
Number of oil dispersants for which the EPA released toxicity data															8
Number of master complaints naming Nalco and others who responded to the oil spill (known as the "B3 Bundle")															1
Number of cases in the B3 Bundle															15
Minimum number of master complaints claimants may assert causes of action															1
Number of cases previously filed against entity that are not included in the B3 Bundle															6
Number of boat operators and clean-up technicians who are claiming alleged health-related problems from use of oil dispersant product										26

RETIREMENT PLANS (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Amounts recognized in Consolidated Balance Sheet:
Other assets	$ 22.3	$ 1.5
Postretirement health care and pension benefits.	(1,173.4)	(565.8)
Amounts recognized in Accumulated Other Comprehensive Loss:
Accumulated other comprehensive loss, net of tax	481.3	387.4
Change in Accumulated Other Comprehensive Loss:
Other comprehensive loss (income)	(93.9)	38.7	(61.4)
U.S. PENSION
Defined Benefit Plan Disclosure
Accumulated Benefit Obligation, end of year	1,683.5	1,023.4
Projected Benefit Obligation
Projected benefit obligation, beginning of year	1,154.7	1,092.7
Service cost	46.7	50.6	47.2
Interest	63.4	62.6	59
Curtailments and settlements		(0.6)
Plan amendments		(39.8)
Actuarial loss (gain)	128.9	23.1
Assumed through Nalco merger	537.4
Benefits paid	(38.7)	(33.9)
Projected benefit obligation, end of year	1,892.4	1,154.7	1,092.7
Plan Assets
Fair value of plan assets, beginning of year	988.9	898.8
Actual returns on plan assets	7.3	120.8
Company contributions	104.4	3.2
Assumed through Nalco merger	290.2
Benefits paid	(38.7)	(33.9)
Fair value of plan assets, end of year	1,352.1	988.9	898.8
Funded Status, end of year	(540.3)	(165.8)
Amounts recognized in Consolidated Balance Sheet:
Other current liabilities	(10.6)	(4.3)
Postretirement health care and pension benefits.	(529.7)	(161.5)
Net liability	(540.3)	(165.8)
Amounts recognized in Accumulated Other Comprehensive Loss:
Unrecognized net actuarial loss	690.4	499.9
Unrecognized net prior service costs (benefits)	(33.9)	(38)
Tax benefit	(251.7)	(179.3)
Accumulated other comprehensive loss, net of tax	404.8	282.6
Change in Accumulated Other Comprehensive Loss:
Amortization of net actuarial loss	(31.8)	(24.7)
Amortization of prior service benefits (costs)	4.2	(0.5)
Current period net actuarial loss (gain)	222.2	(7.6)
Current period prior service costs		(39.8)
Curtailment		(0.9)
Tax expense (benefit)	(72.4)	28.2
Other comprehensive loss (income)	122.2	(45.3)
Estimated amounts in accumulated other comprehensive loss expected to be reclassified to net period cost during 2012:
Net actuarial loss	45.1
Net prior service costs/(benefits)	(4.2)
Total	40.9
Non-qualified plans
Projected Benefit Obligation
Projected benefit obligation, end of year	94	75
INTERNATIONAL PENSION
Defined Benefit Plan Disclosure
Accumulated Benefit Obligation, end of year	896	537.4
Projected Benefit Obligation
Projected benefit obligation, beginning of year	579.4	563.4
Service cost	23.1	18.9	14.9
Interest	28.2	26.7	24.6
Participant contributions	3.7	3.2
Curtailments and settlements	(5.4)	(0.1)
Plan amendments	(3.7)
Actuarial loss (gain)	(43)	34.1
Assumed through Nalco merger	402.8
Benefits paid	(26.3)	(18)
Foreign currency translation	19.8	(48.8)
Projected benefit obligation, end of year	978.6	579.4	563.4
Plan Assets
Fair value of plan assets, beginning of year	318.5	299.4
Actual returns on plan assets	9.7	24.9
Company contributions	44	27.4
Participant contributions	3.7	3.2
Assumed through Nalco merger	257.6
Settlements	(4.3)
Benefits paid	(26.3)	(18)
Foreign currency translation	9.7	(18.4)
Fair value of plan assets, end of year	612.6	318.5	299.4
Funded Status, end of year	(366)	(260.9)
Amounts recognized in Consolidated Balance Sheet:
Other assets	22.3	1.5
Other current liabilities	(11.4)	(7.4)
Postretirement health care and pension benefits.	(376.9)	(255)
Net liability	(366)	(260.9)
Amounts recognized in Accumulated Other Comprehensive Loss:
Unrecognized net actuarial loss	102.8	134.6
Unrecognized net prior service costs (benefits)	(2.5)	1.2
Tax benefit	(30.8)	(41.3)
Accumulated other comprehensive loss, net of tax	69.5	94.5
Change in Accumulated Other Comprehensive Loss:
Amortization of net actuarial loss	(8.1)	(4)
Amortization of prior service benefits (costs)	(0.1)	(0.4)
Current period net actuarial loss (gain)	(30.2)	26.4
Current period prior service costs	(3.7)
Tax expense (benefit)	10.5	(7.7)
Foreign currency translation	6.6	(5.1)
Other comprehensive loss (income)	(25)	9.2
Estimated amounts in accumulated other comprehensive loss expected to be reclassified to net period cost during 2012:
Net actuarial loss	3.9
Net prior service costs/(benefits)	(0.2)
Total	3.7
U.S. POSTRETIREMENT HEALTH CARE
Defined Benefit Plan Disclosure
Accumulated Benefit Obligation, end of year	277.3	159.4
Projected Benefit Obligation
Projected benefit obligation, beginning of year	159.4	154.6
Service cost	2.2	2	2
Interest	9	8.8	9.5
Participant contributions	4.4	3.5
Medicare subsidies received	0.7	0.7
Plan amendments	0.1
Actuarial loss (gain)	(6.2)	2.8
Assumed through Nalco merger	121.4
Benefits paid	(13.7)	(13)
Projected benefit obligation, end of year	277.3	159.4	154.6
Plan Assets
Fair value of plan assets, beginning of year	19.6	12.7
Actual returns on plan assets	0.2	2.4
Company contributions	8.2	16
Participant contributions	2.3	1.5
Benefits paid	(13.7)	(13)
Fair value of plan assets, end of year	16.6	19.6	12.7
Funded Status, end of year	(260.7)	(139.8)
Amounts recognized in Consolidated Balance Sheet:
Other current liabilities	(8)	(1.8)
Postretirement health care and pension benefits.	(252.7)	(138)
Net liability	(260.7)	(139.8)
Amounts recognized in Accumulated Other Comprehensive Loss:
Unrecognized net actuarial loss	12.9	18.1
Unrecognized net prior service costs (benefits)	0.3	0.3
Tax benefit	(6.2)	(8.1)
Accumulated other comprehensive loss, net of tax	7	10.3
Change in Accumulated Other Comprehensive Loss:
Amortization of net actuarial loss	(0.2)	(0.2)
Amortization of prior service benefits (costs)	(0.1)	0.4
Current period net actuarial loss (gain)	(5)	(4.6)
Current period prior service costs	0.1
Tax expense (benefit)	1.9	1.8
Other comprehensive loss (income)	(3.3)	(2.6)
Estimated amounts in accumulated other comprehensive loss expected to be reclassified to net period cost during 2012:
Net actuarial loss	0.4
Net prior service costs/(benefits)	0.1
Total	$ 0.5

RETIREMENT PLANS (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Aggregate projected benefit obligation, accumulated benefit obligation and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets:
Aggregate projected benefit obligation	2,638.2	526.4
Accumulated benefit obligation	2,378.2	478.3
Fair value of plan assets	1,727.8	194.1
U.S. Pension and Postretirement Health Care Benefits
Asset allocation percentages
TARGET ASSET ALLOCATION PERCENTAGE	100.00%	100.00%
PERCENTAGE OF PLAN ASSETS	100.00%	100.00%
U.S. Pension and Postretirement Health Care Benefits | Cash
Asset allocation percentages
PERCENTAGE OF PLAN ASSETS		2.00%
U.S. Pension and Postretirement Health Care Benefits | Large cap equity
Asset allocation percentages
TARGET ASSET ALLOCATION PERCENTAGE	34.00%	35.00%
PERCENTAGE OF PLAN ASSETS	38.00%	43.00%
U.S. Pension and Postretirement Health Care Benefits | Small cap equity
Asset allocation percentages
TARGET ASSET ALLOCATION PERCENTAGE	9.00%	10.00%
PERCENTAGE OF PLAN ASSETS	10.00%	12.00%
U.S. Pension and Postretirement Health Care Benefits | International equity
Asset allocation percentages
TARGET ASSET ALLOCATION PERCENTAGE	13.00%	13.00%
PERCENTAGE OF PLAN ASSETS	12.00%	13.00%
U.S. Pension and Postretirement Health Care Benefits | Core fixed income
Asset allocation percentages
TARGET ASSET ALLOCATION PERCENTAGE	22.00%	22.00%
PERCENTAGE OF PLAN ASSETS	22.00%	20.00%
U.S. Pension and Postretirement Health Care Benefits | High-yield bonds
Asset allocation percentages
TARGET ASSET ALLOCATION PERCENTAGE	2.00%
PERCENTAGE OF PLAN ASSETS	2.00%
U.S. Pension and Postretirement Health Care Benefits | Real estate
Asset allocation percentages
TARGET ASSET ALLOCATION PERCENTAGE	4.00%	5.00%
PERCENTAGE OF PLAN ASSETS	4.00%	3.00%
U.S. Pension and Postretirement Health Care Benefits | Hedge funds
Asset allocation percentages
TARGET ASSET ALLOCATION PERCENTAGE	10.00%	6.00%
PERCENTAGE OF PLAN ASSETS	9.00%	6.00%
U.S. Pension and Postretirement Health Care Benefits | Private equity
Asset allocation percentages
TARGET ASSET ALLOCATION PERCENTAGE	6.00%	5.00%
PERCENTAGE OF PLAN ASSETS	3.00%	1.00%
U.S. Pension and Postretirement Health Care Benefits | Alternative investments
Asset allocation percentages
TARGET ASSET ALLOCATION PERCENTAGE		4.00%
International Pension Benefits
Asset allocation percentages
PERCENTAGE OF PLAN ASSETS	100.00%	100.00%
International Pension Benefits | Cash
Asset allocation percentages
PERCENTAGE OF PLAN ASSETS	1.00%	1.00%
International Pension Benefits | International equity
Asset allocation percentages
PERCENTAGE OF PLAN ASSETS	41.00%	39.00%
International Pension Benefits | Corporate bonds
Asset allocation percentages
PERCENTAGE OF PLAN ASSETS	25.00%	24.00%
International Pension Benefits | Government bonds
Asset allocation percentages
PERCENTAGE OF PLAN ASSETS	17.00%	15.00%
International Pension Benefits | Total fixed income
Asset allocation percentages
PERCENTAGE OF PLAN ASSETS	42.00%	39.00%
International Pension Benefits | Real estate
Asset allocation percentages
PERCENTAGE OF PLAN ASSETS	1.00%	4.00%
International Pension Benefits | Insurance contracts
Asset allocation percentages
PERCENTAGE OF PLAN ASSETS	15.00%	17.00%

RETIREMENT PLANS (Details 3) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
U.S. Pension and Postretirement Health Care Benefits
Defined Benefit Plan Disclosure
Fair Value	$ 1,368.7	$ 1,008.5
U.S. Pension and Postretirement Health Care Benefits | Level 1
Defined Benefit Plan Disclosure
Fair Value	1,150.2	913.6
U.S. Pension and Postretirement Health Care Benefits | Level 2
Defined Benefit Plan Disclosure
Fair Value	49.9	28.9
U.S. Pension and Postretirement Health Care Benefits | Level 3
Defined Benefit Plan Disclosure
Fair Value	168.6	66
U.S. Pension and Postretirement Health Care Benefits | Cash
Defined Benefit Plan Disclosure
Fair Value		19.7
U.S. Pension and Postretirement Health Care Benefits | Cash | Level 1
Defined Benefit Plan Disclosure
Fair Value		19.7
U.S. Pension and Postretirement Health Care Benefits | Large cap equity
Defined Benefit Plan Disclosure
Fair Value	525.1	433
U.S. Pension and Postretirement Health Care Benefits | Large cap equity | Level 1
Defined Benefit Plan Disclosure
Fair Value	525.1	433
U.S. Pension and Postretirement Health Care Benefits | Small cap equity
Defined Benefit Plan Disclosure
Fair Value	131	120
U.S. Pension and Postretirement Health Care Benefits | Small cap equity | Level 1
Defined Benefit Plan Disclosure
Fair Value	131	120
U.S. Pension and Postretirement Health Care Benefits | International equity
Defined Benefit Plan Disclosure
Fair Value	161.8	135.5
U.S. Pension and Postretirement Health Care Benefits | International equity | Level 1
Defined Benefit Plan Disclosure
Fair Value	161.8	135.5
U.S. Pension and Postretirement Health Care Benefits | Core fixed income
Defined Benefit Plan Disclosure
Fair Value	303.5	205.4
U.S. Pension and Postretirement Health Care Benefits | Core fixed income | Level 1
Defined Benefit Plan Disclosure
Fair Value	303.5	205.4
U.S. Pension and Postretirement Health Care Benefits | High-yield bonds
Defined Benefit Plan Disclosure
Fair Value	21
U.S. Pension and Postretirement Health Care Benefits | High-yield bonds | Level 1
Defined Benefit Plan Disclosure
Fair Value	21
U.S. Pension and Postretirement Health Care Benefits | Emerging markets
Defined Benefit Plan Disclosure
Fair Value	6.1
U.S. Pension and Postretirement Health Care Benefits | Emerging markets | Level 1
Defined Benefit Plan Disclosure
Fair Value	6.1
U.S. Pension and Postretirement Health Care Benefits | Real estate
Defined Benefit Plan Disclosure
Fair Value	49.4	28.9
U.S. Pension and Postretirement Health Care Benefits | Real estate | Level 2
Defined Benefit Plan Disclosure
Fair Value	49.4	28.9
U.S. Pension and Postretirement Health Care Benefits | Hedge funds
Defined Benefit Plan Disclosure
Fair Value	127.1	55.4
U.S. Pension and Postretirement Health Care Benefits | Hedge funds | Level 3
Defined Benefit Plan Disclosure
Fair Value	127.1	55.4	49.3
U.S. Pension and Postretirement Health Care Benefits | Private equity
Defined Benefit Plan Disclosure
Fair Value	41.5	10.6
U.S. Pension and Postretirement Health Care Benefits | Private equity | Level 3
Defined Benefit Plan Disclosure
Fair Value	41.5	10.6	3.1
U.S. Pension and Postretirement Health Care Benefits | Other
Defined Benefit Plan Disclosure
Fair Value	2.2
U.S. Pension and Postretirement Health Care Benefits | Other | Level 1
Defined Benefit Plan Disclosure
Fair Value	1.7
U.S. Pension and Postretirement Health Care Benefits | Other | Level 2
Defined Benefit Plan Disclosure
Fair Value	0.5
International Pension Benefits
Defined Benefit Plan Disclosure
Fair Value	612.6	318.5	299.4
International Pension Benefits | Level 1
Defined Benefit Plan Disclosure
Fair Value	510.9	250.1
International Pension Benefits | Level 2
Defined Benefit Plan Disclosure
Fair Value	101.7	68.4
International Pension Benefits | Cash
Defined Benefit Plan Disclosure
Fair Value	6.7	1.9
International Pension Benefits | Cash | Level 1
Defined Benefit Plan Disclosure
Fair Value	6.7	1.9
International Pension Benefits | International equity
Defined Benefit Plan Disclosure
Fair Value	248	123.7
International Pension Benefits | International equity | Level 1
Defined Benefit Plan Disclosure
Fair Value	248	123.7
International Pension Benefits | Corporate bonds
Defined Benefit Plan Disclosure
Fair Value	154.1	77.2
International Pension Benefits | Corporate bonds | Level 1
Defined Benefit Plan Disclosure
Fair Value	153.9	77.2
International Pension Benefits | Corporate bonds | Level 2
Defined Benefit Plan Disclosure
Fair Value	0.2
International Pension Benefits | Government bonds
Defined Benefit Plan Disclosure
Fair Value	102.3	47.3
International Pension Benefits | Government bonds | Level 1
Defined Benefit Plan Disclosure
Fair Value	102.3	47.3
International Pension Benefits | Real estate
Defined Benefit Plan Disclosure
Fair Value	9	12.3
International Pension Benefits | Real estate | Level 2
Defined Benefit Plan Disclosure
Fair Value	9	12.3
International Pension Benefits | Insurance contracts
Defined Benefit Plan Disclosure
Fair Value	92.5	56.1
International Pension Benefits | Insurance contracts | Level 2
Defined Benefit Plan Disclosure
Fair Value	$ 92.5	$ 56.1

RETIREMENT PLANS (Details 4) (U.S. Pension and Postretirement Health Care Benefits, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Actual return on plan assets
Fair value of plan assets, end of year	$ 1,368.7	$ 1,008.5
Level 3
Actual return on plan assets
Fair value of plan assets, end of year	168.6	66
HEDGE FUNDS
Actual return on plan assets
Fair value of plan assets, end of year	127.1	55.4
HEDGE FUNDS | Level 3
Defined benefit plan fair value of plan assets level three activity
Fair value of plan assets, beginning of year	55.4	49.3
Assumed through Nalco merger	25.9
Actual return on plan assets
Unrealized gains (losses)	(0.9)	2.6
Purchases, sales and settlements, net	46.7	3.5
Fair value of plan assets, end of year	127.1	55.4
PRIVATE EQUITY
Actual return on plan assets
Fair value of plan assets, end of year	41.5	10.6
PRIVATE EQUITY | Level 3
Defined benefit plan fair value of plan assets level three activity
Fair value of plan assets, beginning of year	10.6	3.1
Assumed through Nalco merger	21
Actual return on plan assets
Unrealized gains (losses)	2.7	1.1
Realized losses		(0.2)
Purchases, sales and settlements, net	7.2	6.6
Fair value of plan assets, end of year	$ 41.5	$ 10.6

RETIREMENT PLANS (Details 5) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
U.S. PENSION
Net periodic benefit costs
Service cost- employee benefits earned during the year	$ 46.7	$ 50.6	$ 47.2
Interest cost on benefit obligation	63.4	62.6	59
Expected return on plan assets	(100.6)	(90.1)	(75.5)
Recognition of net actuarial loss	31.8	24.7	15.9
Amortization of prior service cost (benefit)	(4.2)	0.5	0.5
Settlements/Curtailments		0.3
Total expense	37.1	48.6	47.1
INTERNATIONAL PENSION
Net periodic benefit costs
Service cost- employee benefits earned during the year	23.1	18.9	14.9
Interest cost on benefit obligation	28.2	26.7	24.6
Expected return on plan assets	(22.5)	(17)	(16.4)
Recognition of net actuarial loss	5.7	4	1.6
Amortization of prior service cost (benefit)	0.1	0.4	0.3
Settlements/Curtailments	1.3	0.1	0.5
Total expense	35.9	33.1	25.5
U.S. POSTRETIREMENT HEALTH CARE
Net periodic benefit costs
Service cost- employee benefits earned during the year	2.2	2	2
Interest cost on benefit obligation	9	8.8	9.5
Expected return on plan assets	(1.4)	(1.5)	(1.4)
Recognition of net actuarial loss	0.2	0.2	4.3
Amortization of prior service cost (benefit)	0.1	(0.4)	(5.9)
Settlements/Curtailments			0.9
Total expense	$ 10.1	$ 9.1	$ 9.4

RETIREMENT PLANS (Details 6) (USD $) In Millions, unless otherwise specified	12 Months Ended									12 Months Ended			2 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 U.S. PENSION	Dec. 31, 2010 U.S. PENSION	Dec. 31, 2009 U.S. PENSION	Jan. 31, 2011 U.S. PENSION	Dec. 31, 2011 U.S. PENSION Corporate bonds Maximum Y	Dec. 31, 2011 U.S. PENSION Corporate bonds Minimum M	Dec. 31, 2011 INTERNATIONAL PENSION	Dec. 31, 2010 INTERNATIONAL PENSION	Dec. 31, 2009 INTERNATIONAL PENSION	Dec. 31, 2010 U.S. POSTRETIREMENT HEALTH CARE	Dec. 31, 2011 U.S. POSTRETIREMENT HEALTH CARE	Dec. 31, 2010 U.S. POSTRETIREMENT HEALTH CARE	Dec. 31, 2009 U.S. POSTRETIREMENT HEALTH CARE
Defined Benefit Plan Disclosure
Employer voluntary contribution to defined benefit plan							$ 100
Estimated contribution to pension benefit plan during 2012	109
Weighted-average actuarial assumptions used to determine benefit obligations as of year end:
Discount rate (as a percent)				4.86%	5.41%	5.84%				5.02%	4.62%	5.21%	5.41%	4.80%	5.41%	5.84%
Projected salary increase (as a percent)				4.08%	4.32%	4.32%				2.98%	3.40%	3.38%
Weighted-average actuarial assumptions used to determine net cost:
Discount rate (as a percent)				5.23%	5.84%	6.26%				4.26%	5.21%	6.39%		5.34%	5.84%	6.26%
Expected return on plan assets (as a percent)				8.44%	8.50%	8.50%				6.37%	6.22%	5.48%		8.50%	8.50%	8.50%
Projected salary increase (as a percent)				4.07%	4.32%	4.32%				3.62%	3.38%	3.23%
Maturity period of debt securities (in months/years)								30	6
Defined Benefit Plan Assumed Health Care Cost Trend Rates
Annual rates of increase in the per capita cost of covered health care for pre-age 65 retirees (as a percent)														7.50%
Annual rates of increase in the per capita cost of covered health care for post-age 65 retirees (as a percent)														8.00%
Rate of per capita cost of covered health care in 2020 (as a percent)														5.00%
Maximum annual increase in health care costs which are eligible for subsidy (as a percent)														4.00%
Effect of a one-percentage point change in the assumed health care cost trend rate:
Effect on total of service and interest cost components, increase														0.4
Effect on total of service and interest cost components, decrease														(0.3)
Effect on postretirement benefit obligation, increase														0.1
Effect on postretirement benefit obligation, decrease														(2.1)
Multiemployer Plan
Contributions of Ecolab	0.4	0.5	0.5
Health Care Reforms
Decrease in postretirement health care benefits projected benefit obligation due to a change in law													0.3
Estimate of benefits expected to be paid for company's pension and postretirement health care benefit plans:
2012	162
2013	164
2014	169
2015	182
2016	183
2017-2021	1,029
MEDICAL SUBSIDY RECEIPTS
2012	2
2013	$ 1

RETIREMENT PLANS (Details 7) (USD $) In Millions, unless otherwise specified	12 Months Ended				12 Months Ended		2 Months Ended	12 Months Ended
	Dec. 31, 2011 Legacy Ecolab 401 (K) Plan	Dec. 31, 2010 Legacy Ecolab 401 (K) Plan	Dec. 31, 2009 Legacy Ecolab 401 (K) Plan	Dec. 31, 2011 Nalco	Dec. 31, 2011 Nalco Trust	Dec. 31, 2011 Nalco Profit Sharing	Dec. 31, 2011 Nalco 401 (K) Plan	Dec. 31, 2011 Nalco 401 (K) Plan
Savings Plan, ESOP and Profit Sharing
Percentage of eligible compensation, matched 100% (as a percent)	3.00%						4.00%
Percentage of matching contribution made by company, up to 3% eligible compensation (as a percent)	100.00%
Minimum percentage of eligible compensation, 50% matched (as a percent)	3.00%
Maximum percentage of eligible contribution, 50% matched (as a percent)	5.00%
Percentage of matching contribution made by company for employee contributions between 3% and 5% (as a percent)	50.00%
Percentage of matching contribution by company vested immediately (as a percent)	100.00%
Employer contribution	$ 24	$ 23	$ 22		$ 0.9	$ 1.8		$ 1
Payable to Trust				$ 34.2

OPERATING SEGMENTS AND GEOGRAPHIC INFORMATION (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011 segment	Dec. 31, 2010	Dec. 31, 2009
Financial information of reportable segments
Number of operating segments										12
Number of reportable segments										3
Special (gains) and charges										$ 171	$ 7.5	$ 79.7
Net sales	193.4	1,845.3	1,736.1	1,698.8	1,518.3	1,575.5	1,561.9	1,520.2	1,432.1	6,798.5	6,089.7	5,900.6
Operating Income (Loss)	13.8	164.2	239.6	198.3	151.7	203.6	245.1	204.3	153.8	753.8	806.8	681.3
Depreciation & Amortization										395.7	347.9	334.3
Capital Expenditures (Including Capitalized Software)										366	297.7	297.3
Total Assets	18,240.8	18,240.8				4,872.2				18,240.8	4,872.2
Product concentration | Consolidated net sales
Financial information of reportable segments
Number of product classes comprising 10% or more of consolidated net sales										2
Threshold percentage of product sales to consolidated net sales	10.00%	10.00%								10.00%
Warewashing Products | Product concentration | Consolidated net sales
Financial information of reportable segments
Percentage of consolidated sales	18.00%	18.00%				19.00%				18.00%	19.00%	19.00%
Laundry Products | Product concentration | Consolidated net sales
Financial information of reportable segments
Percentage of consolidated sales	10.00%	10.00%				10.00%				10.00%	10.00%	11.00%
U.S. Cleaning and Sanitizing
Financial information of reportable segments
Depreciation & Amortization										199.8	184.3	185.4
Capital Expenditures (Including Capitalized Software)										163.4	148.7	145.5
Total Assets	2,270.7	2,270.7				1,876.2				2,270.7	1,876.2
U.S. Other Services
Financial information of reportable segments
Depreciation & Amortization										5.3	5.4	6.4
Capital Expenditures (Including Capitalized Software)										4.5	2.5	4
Total Assets	154.2	154.2				149.4				154.2	149.4
International
Financial information of reportable segments
Depreciation & Amortization										174	158.2	142.5
Capital Expenditures (Including Capitalized Software)										176.3	146.5	147.8
Total Assets	2,607.9	2,607.9				2,413.4				2,607.9	2,413.4
Corporate
Financial information of reportable segments
Special (gains) and charges										169.5	7.5	79.7
Net sales										(29.6)
Operating Income (Loss)										(211.6)	(30.5)	(103.9)
Depreciation & Amortization										11
Total Assets	2,125.6	2,125.6				433.2				2,125.6	433.2
Legacy Ecolab
Financial information of reportable segments
Number of operating segments										12
Number of reportable segments										3
Net sales										6,634.7	6,089.7	5,900.6
Operating Income (Loss)										930.5	837.3	785.2
Legacy Ecolab | United States
Financial information of reportable segments
Net sales										3,387.4	3,170.4	3,112.7
Operating Income (Loss)										626.4	585.3	560.9
Legacy Ecolab | U.S. Cleaning and Sanitizing
Financial information of reportable segments
Net sales										2,930.3	2,721.9	2,663.3
Operating Income (Loss)										556.7	513.9	495.2
Legacy Ecolab | U.S. Other Services
Financial information of reportable segments
Number of operating segments										2
Net sales										457.1	448.5	449.4
Operating Income (Loss)										69.7	71.4	65.7
Legacy Ecolab | International
Financial information of reportable segments
Number of operating segments										4
Net sales										3,110.7	2,932.2	2,836.9
Operating Income (Loss)										292.5	260.6	237.6
Legacy Ecolab | Currency impact
Financial information of reportable segments
Net sales										136.6	(12.9)	(49)
Operating Income (Loss)										11.6	(8.6)	(13.3)
Nalco
Financial information of reportable segments
Number of operating segments										3
Number of reportable segments										3
Net sales										193.4
Operating Income (Loss)										34.9
Depreciation & Amortization										5.6
Capital Expenditures (Including Capitalized Software)										21.8
Total Assets	11,082.4	11,082.4								11,082.4
Nalco | Water Services
Financial information of reportable segments
Net sales										67.2
Operating Income (Loss)										11
Nalco | Paper Services
Financial information of reportable segments
Net sales										33.9
Operating Income (Loss)										6.2
Nalco | Energy Services
Financial information of reportable segments
Net sales										92.3
Operating Income (Loss)										$ 17.7

OPERATING SEGMENTS AND GEOGRAPHIC INFORMATION (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
U.S. Other Services
Total service revenue within the company's operating segments
Service Revenue	$ 384.5	$ 379	$ 381
International
Total service revenue within the company's operating segments
Service Revenue	$ 202.4	$ 183	$ 171

OPERATING SEGMENTS AND GEOGRAPHIC INFORMATION (Details 3) (USD $) In Millions, unless otherwise specified	1 Months Ended	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Financial information of operating segments
Net sales	$ 193.4	$ 1,845.3	$ 1,736.1	$ 1,698.8	$ 1,518.3	$ 1,575.5	$ 1,561.9	$ 1,520.2	$ 1,432.1	$ 6,798.5	$ 6,089.7	$ 5,900.6
Property, Plant & Equipment, net	2,295.4	2,295.4				1,148.3				2,295.4	1,148.3
United States
Financial information of operating segments
Net sales										3,551.2	3,170.4	3,112.7
Property, Plant & Equipment, net	1,205.4	1,205.4				628.4				1,205.4	628.4
EMEA
Financial information of operating segments
Net sales										1,955.5	1,843.2	1,854.4
Property, Plant & Equipment, net	488.4	488.4				298.7				488.4	298.7
Asia Pacific
Financial information of operating segments
Net sales										721.4	575.7	489.8
Property, Plant & Equipment, net	366.3	366.3				126.8				366.3	126.8
Latin America
Financial information of operating segments
Net sales										321.2	272.5	246
Property, Plant & Equipment, net	147.4	147.4				57.6				147.4	57.6
Canada
Financial information of operating segments
Net sales										249.2	227.9	197.7
Property, Plant & Equipment, net	$ 87.9	$ 87.9				$ 36.8				$ 87.9	$ 36.8

QUARTERLY FINANCIAL DATA (UNAUDITED) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	1 Months Ended	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Financial information of reportable segments
Net sales	$ 193.4	$ 1,845.3	$ 1,736.1	$ 1,698.8	$ 1,518.3	$ 1,575.5	$ 1,561.9	$ 1,520.2	$ 1,432.1	$ 6,798.5	$ 6,089.7	$ 5,900.6
Cost of sales		966.5	877.9	860.8	770.4	783.7	763.4	750	716.7	3,475.6	3,013.8	2,978
Selling, general and administrative expenses		651.6	595.3	609.6	581.6	579.7	558.5	565.3	558.1	2,438.1	2,261.6	2,174.2
Special (gains) and charges		63	23.3	30.1	14.6	8.5	(5.1)	0.6	3.5	131	7.5	67.1
Operating Income	13.8	164.2	239.6	198.3	151.7	203.6	245.1	204.3	153.8	753.8	806.8	681.3
Interest expense, net		34.4	13.2	13.1	13.5	14.2	14.9	15	15	74.2	59.1	61.2
Income before income taxes		129.8	226.4	185.2	138.2	189.4	230.2	189.3	138.8	679.6	747.7	620.1
Provision for income taxes		41	71.9	59	44.4	57.8	55.9	59.8	43.1	216.3	216.6	201.4
Net income including noncontrolling interest		88.8	154.5	126.2	93.8	131.6	174.3	129.5	95.7	463.3	531.1	418.7
Less: Net income attributable to noncontrolling interest		0.1	0.2	0.3	0.2	0.3	0.1	0.2	0.2	0.8	0.8	1.4
Net income attributable to Ecolab		88.7	154.3	125.9	93.6	131.3	174.2	129.3	95.5	462.5	530.3	417.3
Earnings attributable to Ecolab per common share
Basic (in dollars per share)		$ 0.35	$ 0.67	$ 0.54	$ 0.4	$ 0.57	$ 0.75	$ 0.55	$ 0.41	$ 1.95	$ 2.27	$ 1.76
Diluted (in dollars per share)		$ 0.34	$ 0.65	$ 0.53	$ 0.4	$ 0.56	$ 0.74	$ 0.54	$ 0.4	$ 1.91	$ 2.23	$ 1.74
Weighted-average common shares outstanding
Basic (in shares)		252.2	231.9	231.6	232	232.1	232.8	233.4	235.4	236.9	233.4	236.7
Diluted (in shares)		257.5	236.1	236.1	235.9	236.4	237	237.4	239	242.1	237.6	239.9
Net sales, special charges		29.6								29.6
Cost of sales, special charges		3.6	4.5		0.8					8.9		12.6
Interest expense, special charges		1.5								1.5
Corporate
Financial information of reportable segments
Net sales										(29.6)
Operating Income										$ (211.6)	$ (30.5)	$ (103.9)